SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

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                                    FORM 485APOS

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             |X|


                  Pre-Effective Amendment No. __                             |_|

                  Post-Effective Amendment No. 16                            |X|
                                               --
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|


                  Amendment No. 18                                           |X|
                                --
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                    SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.
               (Exact name of registrant as specified in charter)

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                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

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                 Registrant's Telephone Number: 212-850-1864 or
                             Toll-Free 800-221-2450

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                            THOMAS G. ROSE, Treasurer
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

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         It is  proposed  that this  filing  will  become  effective  (check the appropriate box).


|_|   immediately upon filing pursuant to paragraph (b) of rule 485

|_|   on   (date)         pursuant to paragraph (b) of rule 485
         ----------------

|_|   60 days after filing pursuant to paragraph (a)(1) of rule 485


|X|   on January 20, 1999 pursuant to paragraph (a)(1) of rule 485
         ----------------

|_|   75 days after filing pursuant to paragraph (a)(2) of rule 485

|_|   on   (date)      pursuant to paragraph (a)(2) of rule 485.
        --------------

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

               SELIGMAN
-----------------------
        MUNICIPAL FUNDS


SELIGMAN MUNICIPAL FUND
           SERIES, INC.

     SELIGMAN MUNICIPAL
           SERIES TRUST

    SELIGMAN NEW JERSEY
   MUNICIPAL FUND, INC.

  SELIGMAN PENNSYLVANIA
  Municipal Fund Series

As with all mutual funds, the Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described herein, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult your financial advisor to determine if one or more of these Funds is suitable for you.


                                   [GRAPHIC]


                                   PROSPECTUS

                                FEBRUARY 1, 1999

                                    -------

                                     SEEKING

                                     INCOME

                                   EXEMPT FROM

                                     REGULAR

                                   INCOME TAX


                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

MUNI-1 2/99

TABLE OF CONTENTS

THE FUNDS

A discussion of the investment strategies, risks, performance and expenses of the Funds.

Overview of the Funds  1
National  Fund  5
California High-Yield Fund  7
California Quality Fund  9
Colorado Fund  11
Florida Fund  13
Georgia Fund  15
Louisiana Fund  17
Maryland Fund  19
Massachusetts Fund  21
Michigan Fund  23
Minnesota  Fund  25
Missouri Fund  27
New Jersey Fund  29
New York  Fund  31
North Carolina Fund  33
Ohio Fund  35
Oregon Fund  37
Pennsylvania Fund  39
South Carolina Fund  41


SHAREHOLDER INFORMATION

Deciding Which Class of Shares
  to Buy      43
Pricing of Fund Shares    45
Opening Your Account    45
How to Buy Additional Shares   45
How to Exchange Shares Between
  the Seligman Mutual Funds    46
How to Sell Shares    47
Important Policies That May Affect
  Your Account    48
Dividends and Capital Gain
  Distributions    49
Taxes    49
The Seligman Mutual Funds    50
Financial Highlights    51
How to Contact Us    61
For More Information    back cover

TIMES CHANGE ... VALUES ENDURE

THE FUNDS

OVERVIEW OF THE FUNDS

This Prospectus contains information about four separate funds, which together offer 19 investment options:

Seligman Municipal Fund Series offers the following 13 series:
NATIONAL FUND       MASSACHUSETTS FUND       NEW YORK FUND
COLORADO FUND       MICHIGAN FUND            OHIO FUND
GEORGIA FUND        MINNESOTA FUND           OREGON FUND
LOUISIANA FUND      MISSOURI FUND            SOUTH CAROLINA FUND
MARYLAND FUND

Seligman  Municipal  Series Trust offers the following four series:

CALIFORNIA HIGH-YIELD FUND        FLORIDA FUND
CALIFORNIA QUALITY FUND           NORTH CAROLINA FUND

Seligman New Jersey Municipal Fund, Inc. (NEW JERSEY FUND)

Seligman Pennsylvania Municipal Fund Series (PENNSYLVANIA FUND)


INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Seligman Municipal Funds seek to provide income exempt from regular federal income taxes and, as applicable, state and local income taxes.

The Funds are managed for total return, which means, in addition to income considerations, the Funds (except the Pennsylvania Fund) look to enhance portfolio returns by pursuing opportunities for capital appreciation. At all times, safety of principal is a primary concern of all of the Funds. However, there is no assurance that the Funds will meet their objectives.

--------------------------------------------------------------------------------
ALTERNATIVE MINIMUM TAX (AMT): A tax imposed on certain types of income to ensure that all taxpayers pay at least a minimum amount of taxes.
--------------------------------------------------------------------------------

Each Fund has its own strategies and risks. However, each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except the National Fund) income taxes in its respective state. Income may be subject to the federal alternative minimum tax.

Municipal securities are issued by state and local governments, their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia. Municipal bonds are issued to obtain funds to finance various public or private projects, to meet general expenses, and to refinance outstanding debt.

The Funds use a top-down method of selecting securities to purchase. This means the investment manager analyzes the current interest rate environment and trends in the municipal market to formulate investment strategy before selecting individual securities. The investment manager determines the appropriate cash positions, quality focus, sector emphasis, coupon selection, and maturity and then uses in-depth credit analysis to evaluate individual securities considered for purchase.

Portfolio holdings are continually monitored to identify securities which should be sold as a result of a deterioration in credit quality. A Fund may also sell a security when there is a better investment opportunity available in the market.

The Funds (except the California High-Yield Fund) will purchase only investment-grade municipal securities, defined as those issues rated in the four highest rating categories by independent rating agencies at the time of purchase. The Funds may also purchase non-rated securities, if based on credit analysis, the investment manager believes that such securities are of comparable value to investment grade securities.

Under normal market conditions, the Funds will invest in longer maturity bonds (typically, bonds with maturities in excess of ten years). However, a Fund may shorten or lengthen maturities to achieve its objectives.

As a defensive measure, a Fund may invest a considerable amount of its portfolio in cash or in securities that are subject to regular federal income tax or, if applicable, the income tax of its designated state. A Fund would take such a defensive position only temporarily in seeking to minimize extreme volatility caused by adverse market, economic or other conditions or in anticipating significant withdrawals from the Fund. However, such a position is inconsistent with the Funds' principal strategies and could prevent a Fund from achieving its investment objective.

PRINCIPAL RISKS

The value of your investment in a Fund will fluctuate with fluctuations in the value of the Fund's investment portfolio. The principal factors that may affect the value of a Fund's portfolio are changes in interest rates and the credit worthiness of the Fund's portfolio holdings.

INTEREST RATE RISK. Changes in market interest rates will affect the value of a Fund's investment portfolio. In general, the market value of a municipal bond moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates decline. A Fund's net asset value per share moves in the same direction as the market value of the municipal securities held in its portfolio. Therefore, as interest rates rise, you should expect a Fund's net asset value per share to fall and if interest rates decline, the Fund's net asset value per share should rise.

Additionally, longer maturity bonds (like those held by the Funds) are generally more sensitive to changes in interest rates. Each Fund's strategy of investing in longer maturity bonds could subject its portfolio holdings to a greater degree of market price volatility.

Declining interest rates increase the risk that portfolio holdings which contain call features could be redeemed by the issuer. Proceeds of called bonds may be reinvested at lower yields, which could affect the level of income a Fund generates.

CREDIT RISK. A municipal bond issue could deteriorate in quality to the extent that its rating is downgraded or its market value declines relative to comparable municipal securities. Credit risk also includes the risk that an issuer of a municipal bond would be unable to make interest and principal payments.

The investment manager seeks to minimize the credit risk inherent in municipal securities by performing its own in-depth credit analysis on every municipal security before purchase and by continuing to monitor all securities while they remain in the portfolio. Each Fund may purchase municipal bonds that are insured as to the payment of principal and interest. However, the Funds view insurance as an enhancement and will not purchase a bond unless the investment manager approves the underlying credit.

The Funds are also subject to the following risks:

CONCENTRATION RISK. Each Fund (except the National Fund) invests in municipal securities issued by a single state. Specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general. The Funds seek to minimize this risk by diversifying investments within the state. In addition, each Fund is subject to certain investment restrictions limiting the amount of its assets that can be invested in the securities of a single issuer.

MARKET RISK. At times, market conditions could result in a lack of liquidity. The municipal market is an over-the-counter market, which means that the Funds purchase and sell portfolio holdings through municipal bond dealers. A Fund's ability to sell securities held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity in that there are no ready buyers. Lower-rated securities may be less liquid than higher-rated securities.

An investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

The past performance information presented for each Fund provides some indication of the risks of investing in the Fund. Each Fund offers two Classes of shares. The tables show how the performance of Class A shares has varied year to year, as well as how each Class's performance compares to the Lehman Brothers Municipal Bond Index, a widely-used measure of municipal bond performance. Although each Fund's fiscal year ends on September 30, the performance information is provided on a calendar year basis to assist you in comparing the returns of the Funds with the returns of other mutual funds. How a Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Fund's Class A and Class D shares due to their different fees and expenses.

FEES AND EXPENSES

The fee and expense table provided for each Fund summarizes the fees and expenses that you may pay as a shareholder of a Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing fees. Shareholder fees are charged directly to you. Annual fund operating expenses are deducted from a Fund's assets and are therefore paid indirectly by you and other Fund shareholders.

Accompanying each Fund's fee and expense table is an example intended to help you compare the expenses of investing in that Fund with the expenses of investing in other mutual funds.

MANAGEMENT OF THE FUNDS

A Board of Directors or Board of Trustees (as applicable) provides broad supervision over the affairs of each Fund.

Each Fund's manager is J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017. Seligman manages the investment of each Fund's assets, including making purchases and sales of portfolio securities consistent with each Fund's investment objective and strategies, and administers each Fund's business and other affairs.

--------------------------------------------------------------------------------
AFFILIATES OF SELIGMAN:

SELIGMAN ADVISORS, INC. (SELIGMAN ADVISORS): Each Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

SELIGMAN SERVICES, INC. (SSI):
A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated financial advisor.

SELIGMAN DATA CORP. (SDC):
Each Fund's shareholder service agent; provides shareholder account services to the Fund at cost.
--------------------------------------------------------------------------------

Established in 1864, Seligman currently serves as manager to 18 US registered investment companies, which offer more than 50 investment portfolios with approximately $XX.X billion in assets as of December 31, 1998. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at December 31, 1998, of approximately $XX.X billion.

Each Fund pays Seligman a fee for its management services equal to an annual rate of .50% of its average daily net assets.

The Funds are managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles, a Managing Director of Seligman, is Vice President and Senior Portfolio Manager of each Fund. Mr. Moles is also President and Portfolio Manager of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc., two closed-end investment companies. He is responsible for more than $1.8 billion in municipal securities and, with 25 years of experience, has spearheaded Seligman's municipal investment efforts since joining the firm in 1983.

                   DESCRIPTIONS OF EACH FUND BEGIN ON PAGE 5.

YEAR 2000

As the millennium approaches, mutual funds, financial and business organizations, and individuals could be adversely affected if their computer systems do not properly process and calculate date-related information and data on and after January 1, 2000. Like other mutual funds, the Funds rely upon service providers and their computer systems for its day-to-day operations. Many of the Funds' service providers in turn depend upon computer systems of their vendors. Seligman and SDC, have established a year 2000 project team. The team's purpose is to assess the state of readiness of Seligman and SDC and the Funds' other service providers and vendors. The team is comprised of several information technology and business professionals, as well as outside consultants. The Project Manager of the team reports directly to the Administrative Committee of Seligman. The Project Manager and other members of the team also report to each Fund's Board and its Audit Committee.

The team has identified the service providers and vendors who furnish critical services or software systems to the Funds, including firms with which the Funds trade and firms responsible for shareholder account recordkeeping. The team is working with these critical service providers and vendors to evaluate the impact year 2000 issues may have on their ability to provide uninterrupted services to the Funds. The team will assess the feasibility of their year 2000 plans. The team has made progress on its year 2000 contingency plans -- recovery efforts the team will employ in the event that year 2000 issues adversely affect the Funds. The team anticipates finalizing these plans in the near future.

The Funds anticipate the team will have implemented all significant components of the team's year 2000 plans by mid-1999, including appropriate testing of critical systems and receipt of satisfactory assurances from critical service providers and vendors regarding their year 2000 compliance. The Funds believe that the critical systems on which they rely will function properly on and after the year 2000, but this is not guaranteed. If these systems do not function properly, or the Funds' critical service providers are not successful in implementing their year 2000 plans, the Funds' operations may be adversely affected, including pricing and securities trading and settlement, and the provision of shareholder services.

In addition, the Funds hold securities issued by governmental or quasi-governmental issuers, which, like other organizations, may be susceptible to year 2000 concerns. Year 2000 issues may affect an issuer's operations, creditworthiness, and ability to make timely payment on any indebtedness and could have an adverse impact on the value of its securities. If a Fund holds these securities, its performance could be negatively affected. Seligman seeks to identify an issuer's state of year 2000 readiness as part of the research it employs. However, the perception of an issuer's year 2000 preparedness is only one of the many factors considered in determining whether to buy, sell, or continue to hold a security. Information provided by issuers concerning their state of readiness may or may not be accurate or readily available.

SDC has informed the Funds that it does not expect the cost of its services to increase materially as a result of the modifications to its computer systems necessary to prepare for the year 2000. The Funds will not pay to remediate the systems of Seligman or bear directly the costs to remediate the systems of any other service providers or vendors, other than SDC.

NATIONAL FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The National Fund seeks to maximize income exempt from regular federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The National Fund uses the following strategies to pursue its objective:

The National Fund invests at least 80% of its net assets in municipal securities of states, territories, and possessions of the United States, and the District of Columbia, and their political subdivisions, agencies, and instrumentalities that are rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


PRINCIPAL RISKS

The National Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

NATIONAL FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS

         [The following table represents a chart in the printed piece.]

                                  9.8%   1989
                                  5.8%   1990
                                 12.1%   1991
                                  7.9%   1992
                                 14.1%   1993
                                 -9.9%   1994
                                 20.1%   1995
                                  3.4%   1996
                                 10.4%   1997
                                    0    1998

Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____


--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                             PERIODS ENDED 12/31/98

                                                        CLASS D
                                                         SINCE
                           ONE      FIVE      TEN      INCEPTION
                          YEAR      YEARS    YEARS       2/1/94
                         -------   -------  --------  -----------
Class A
Class D
Lehman Brothers
  Municipal Bond Index                                       (1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 1/31/94.

--------------------------------------------------------------------------------


FEES AND EXPENSES

SHAREHOLDER FEES                          Class A  Class D
----------------                          -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..  4.75%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ... none(1)     1%


ANNUAL FUND OPERATING
EXPENSES FOR FISCAL 1998
------------------------
(as a percentage of average net assets)
Management Fees .........................  .50%    .50%
Distribution and/or
  Service (12b-1) Fees ..................  .09%   1.00%
Other Expenses ..........................  .21%    .21%
                                          -----   -----
Total Annual Fund Operating Expenses ....  .80%   1.71%
                                          =====   =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example
-------
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $553      $718       $898      $1,418
Class D           274       539        928       2,019

If you did not sell your shares at the end of each period, your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $553      $718       $898      $1,418
Class D           174       539        928       2,019

CALIFORNIA HIGH-YIELD FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The California High-Yield Fund seeks the maximum income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

The California High-Yield Fund uses the following strategies to pursue its objective:

The California High-Yield Fund invests at least 80% of its net assets in California municipal securities that are within any rating category, including securities rated below investment grade or securities that are not rated.

In selecting securites to purchase, the investment manager may consider the current market conditions, the availability of lower-rated securities, and whether lower-rated securities offer yields high enough relative to yields on investment grade securities to justify their higher risk.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


PRINCIPAL RISKS

The California High-Yield Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o The Fund invests in the municipal securities of California issuers. Therefore, the Fund's performance may be affected by local, state, or regional factors, including state or local legislation or policy changes, economics, or natural disasters.

o Lower-rated municipal bonds are subject to a greater degree of credit risk than higher-rated bonds. They generally involve greater price volatility and risk of loss of principal and income than higher rated bonds.

CALIFORNIA HIGH-YIELD FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS

         [The following table represents a chart in the printed piece.]


                                  9.3%    1989
                                  6.0%    1990
                                 10.5%    1991
                                  9.5%    1992
                                  9.9%    1993
                                 -2.8%    1994
                                 14.6%    1995
                                  5.5%    1996
                                  8.7%    1997
                                    0     1998


Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____


--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                             PERIODS ENDED 12/31/98

                                                CLASS D
                                                 SINCE
                     ONE      FIVE      TEN    INCEPTION
                    YEAR      YEARS    YEARS    2/1/94
                   -------   -------  -------------------
Class A
Class D
Lehman Brothers
  Municipal Bond Index                               (1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 1/31/94.

--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES                          Class A  Class D
----------------                          -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) .  4.75%     none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ..   none(1)   1%

ANNUAL FUND OPERATING
EXPENSES FOR FISCAL 1998
------------------------
(as a percentage of average net assets)
Management Fees ........................   .50%    .50%
Distribution and/or
  Service (12b-1) Fees .................   .09%   1.00%
Other Expenses .........................   .23%    .23%
                                          -----   -----
Total Annual Fund Operating Expenses ...   .82%   1.73%
                                          =====   =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example
-------
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $555      $724       $908      $1,440
Class D           276       545        939       2,041

If you did not sell your shares at the end of each period, your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                -----     -------    -------   --------
Class A          $555      $724       $908      $1,440
Class D           176       545        939       2,041

CALIFORNIA QUALITY FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The California Quality Fund seeks high income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

The California Quality Fund uses the following strategies to pursue its objective:

The California Quality Fund invests at least 80% of its net assets in California municipal securities that are within the three highest ratings of Moody's (Aaa, Aa, or A) or S&P (AAA, AA, or A) on the date of purchase.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


PRINCIPAL RISKS

The California Quality Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o The Fund invests in the municipal securities of California issuers. Therefore, the Fund's performance may be affected by local, state, or regional factors, including state or local legislation or policy changes, economics, or natural disasters.

CALIFORNIA QUALITY FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS

         [The following table represents a chart in the printed piece.]

                                   9.8%    1989
                                   6.6%    1990
                                  11.2%    1991
                                   8.5%    1992
                                  12.6%    1993
                                  -8.3%    1994
                                  19.8%    1995
                                   3.9%    1996
                                   8.8%    1997
                                     0     1998

Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____


--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                             PERIODS ENDED 12/31/98

                                                      CLASS D
                                                       SINCE
                           ONE      FIVE      TEN    INCEPTION
                          YEAR      YEARS    YEARS    2/1/94
                         -------   -------  ------- -----------
Class A
Class D
Lehman Brothers
  Municipal Bond Index                                      (1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 1/31/94.

--------------------------------------------------------------------------------


FEES AND EXPENSES

SHAREHOLDER FEES                          Class A  Class D
----------------                          -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) .  4.75%     none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ..   none(1)   1%

ANNUAL FUND OPERATING
EXPENSES FOR FISCAL 1998
------------------------
(as a percentage of average net assets)
Management Fees ........................   .50%    .50%
Distribution and/or
  Service (12b-1) Fees .................   .09%   1.00%
Other Expenses .........................   .18%    .18%
                                          -----   -----
Total Annual Fund Operating Expenses ...   .77%   1.68%
                                          =====   =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example
-------
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $550      $709       $883      $1,384
Class D           271       530        913       1,987

If you did not sell your shares at the end of each period, your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                ------    -------    -------   --------
Class A          $550      $709       $883      $1,384
Class D           171       530        913       1,987

COLORADO FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Colorado Fund seeks to maximize income exempt from federal income taxes and from Colorado personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Colorado Fund uses the following strategies to pursue its objective:

The Colorado Fund invests at least 80% of its net assets in Colorado municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


PRINCIPAL RISKS

The Colorado Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o The Fund invests in the municipal securities of Colorado issuers. Therefore, the Fund's performance may be affected by local, state, or regional factors, including state or local legislation or policy changes, economics, or natural disasters.

COLORADO FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS

         [The following table represents a chart in the printed piece.]

                                  10.0%    89
                                   5.1%    90
                                   9.4%    91
                                   7.7%    92
                                  11.1%    93
                                  -5.1%    94
                                  14.0%    95
                                   3.4%    96
                                   7.5%    97
                                     0     98


Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____

--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                             PERIODS ENDED 12/31/98

                                                     CLASS D
                                                      SINCE
                          ONE      FIVE      TEN    INCEPTION
                         YEAR      YEARS    YEARS    2/1/94
                        -------   -------  ------- -----------
Class A
Class D
Lehman Brothers
  Municipal Bond Index                                     (1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 1/31/94.

--------------------------------------------------------------------------------


FEES AND EXPENSES

SHAREHOLDER FEES                          Class A  Class D
----------------                          -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) .  4.75%     none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less)      none(1)   1%

ANNUAL FUND OPERATING
EXPENSES FOR FISCAL 1998
------------------------
(as a percentage of average net assets)
Management Fees .........................  .50%    .50%
Distribution and/or
  Service (12b-1) Fees ..................  .10%    .10%
Other Expenses ..........................  .30%    .30%
                                          -----   -----
Total Annual Fund Operating Expenses ....  .90%   1.80%
                                          =====   =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example
-------
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $562      $784       $950      $1,530
Class D           283       566        975       2,116

If you did not sell your shares at the end of each period, your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                -----     -------    -------   --------
Class A          $562      $748       $950      $1,530
Class D           183       566        975       2,116

FLORIDA FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The Florida Fund seeks high income exempt from regular federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Florida Fund uses the following strategies to pursue its objective:

The Florida Fund invests at least 80% of its net assets in Florida municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


PRINCIPAL RISKS

The Florida Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o The Fund invests in the municipal securities of Florida issuers. Therefore, the Fund's performance may be affected by local, state, or regional factors, including state or local legislation or policy changes, economics, or natural disasters.

FLORIDA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS

         [The following table represents a chart in the printed piece.]

                                 11.4%    1989
                                  6.5%    1990
                                 10.6%    1991
                                  9.1%    1992
                                 13.5%    1993
                                 -5.5%    1994
                                 16.7%    1995
                                  2.8%    1996
                                  9.3%    1997
                                    0     1998


Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____

--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                             PERIODS ENDED 12/31/98
                                                          Class D
                                                           Since
                               One      Five      Ten    Inception
                              Year      Years    Years    2/1/94
                             -------   -------  ------- -----------

Class A
Class D
Lehman Brothers
  Municipal Bond Index                                          (1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 1/31/94.

--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES                          Class A  Class D
----------------                          -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) .  4.75%       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ..   none(1)   1%

ANNUAL FUND OPERATING
EXPENSES FOR FISCAL 1998
-----------------------
(as a percentage of average net assets)
Management Fees ........................   .50%    .50%
Distribution and/or
  Service (12b-1) Fees .................   .23%   1.00%
Other Expenses .........................   .27%    .27%
                                          -----   -----
Total Annual Fund Operating Expenses ...  1.00%   1.77%
                                          =====   =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.



Example
-------
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $572      $778     $1,001      $1,641
Class D           280       559        959      $2,084

If you did not sell your shares at the end of each period, your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                -----     -------    -------   --------
Class A          $572      $778     $1,001      $1,641
Class D           180       557        959       2,084

GEORGIA FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Georgia Fund seeks to maximize income exempt from federal income taxes and from Georgia personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Georgia Fund uses the following strategies to pursue its objective:

The Georgia Fund invests at least 80% of its net assets in Georgia municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


PRINCIPAL RISKS

The Georgia Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o The Fund invests in the municipal securities of Georgia issuers. Therefore, the Fund's performance may be affected by local, state, or regional factors, including state or local legislation or policy changes, economics, or natural disasters.

GEORGIA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS

         [The following table represents a chart in the printed piece.]

                                  9.9%    1989
                                  7.0%    1990
                                 11.0%    1991
                                  9.0%    1992
                                 12.2%    1993
                                 -7.6%    1994
                                 19.2%    1995
                                  3.9%    1996
                                  9.0%    1997
                                    0     1998


Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____

--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                             PERIODS ENDED 12/31/98

                                                   CLASS D
                                                    SINCE
                        ONE      FIVE      TEN    INCEPTION
                       YEAR      YEARS    YEARS    2/1/94
                      -------   -------  ------- -----------
Class A
Class D
Lehman Brothers
  Municipal Bond Index                                  (1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 1/31/94.

--------------------------------------------------------------------------------


FEES AND EXPENSES

SHAREHOLDER FEES                          Class A  Class D
----------------                          -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) .  4.75%     none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ..   none(1)   1%

ANNUAL FUND OPERATING
EXPENSES FOR FISCAL 1998
-----------------------
(as a percentage of average net assets)
Management Fees ........................   .50%    .50%
Distribution and/or
  Service (12b-1) Fees .................   .09%   1.00%
Other Expenses .........................   .30%    .30%
                                          -----   -----
Total Annual Fund Operating Expenses ...   .89%   1.80%
                                          =====   =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example
-------
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $562      $745       $945      $1,519
Class D           283       566       $975       2,116

If you did not sell your shares at the end of each period, your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                ------    -------    -------   --------
Class A          $562      $745       $945      $1,519
Class D           183       566        975       2,116

LOUISIANA FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Louisiana Fund seeks to maximize income exempt from federal income taxes and from Louisiana personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Louisiana Fund uses the following strategies to pursue its objective:

The Louisiana Fund invests at least 80% of its net assets in Louisiana municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


PRINCIPAL RISKS

The Louisiana Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o The Fund invests in the municipal securities of Louisiana issuers. Therefore, the Fund's performance may be affected by local, state, or regional factors, including state or local legislation or policy changes, economics, or natural disasters.

LOUISIANA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS

         [The following table represents a chart in the printed piece.]

                                 10.1%    1989
                                  6.9%    1990
                                 11.4%    1991
                                  7.8%    1992
                                 11.4%    1993
                                 -5.9%    1994
                                 17.1%    1995
                                  3.5%    1996
                                  8.4%    1997
                                    0     1998


Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____


--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                             PERIODS ENDED 12/31/98

                                                      CLASS D
                                                       SINCE
                           ONE      FIVE      TEN    INCEPTION
                          YEAR      YEARS    YEARS    2/1/94
                         -------   -------  ------- -----------
Class A
Class D
Lehman Brothers
  Municipal Bond Index                                      (1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 1/31/94.

--------------------------------------------------------------------------------


FEES AND EXPENSES

SHAREHOLDER FEES                          Class A  Class D
----------------                          -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) .  4.75%     none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ..   none(1)   1%

ANNUAL FUND OPERATING
EXPENSES FOR FISCAL 1998
-----------------------
(as a percentage of average net assets)
Management Fees ........................   .50%    .50%
Distribution and/or
  Service (12b-1) Fees .................   .10%   1.00%
Other Expenses .........................   .28%    .28%
                                          -----   -----
Total Annual Fund Operating Expenses ...   .88%   1.78%
                                          =====   =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example
-------

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $561      $742       $939      $1,508
Class D          $281       560        964       2,095

If you did not sell your shares at the end of each period, your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                -----     -------    -------   --------
Class A          $561      $742       $939      $1,508
Class D           181       560        964       2,095

MARYLAND FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Maryland Fund seeks to maximize income exempt from federal income taxes and from Maryland personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Maryland Fund uses the following strategies to pursue its objective:

The Maryland Fund invests at least 80% of its net assets in Maryland municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


PRINCIPAL RISKS

The Maryland Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o The Fund invests in the municipal securities of Maryland issuers. Therefore, the Fund's performance may be affected by local, state, or regional factors, including state or local legislation or policy changes, economics, or natural disasters.

MARYLAND FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS

         [The following table represents a chart in the printed piece.]

                                 10.5%    1989
                                  6.2%    1990
                                 10.5%    1991
                                  8.2%    1992
                                 11.9%    1993
                                 -5.5%    1994
                                 16.8%    1995
                                  3.7%    1996
                                  8.1%    1997
                                    0     1998


Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____

--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                             PERIODS ENDED 12/31/98

                                                          Class D
                                                           Since
                               One      Five      Ten    Inception
                              Year      Years    Years    2/1/94
                             -------   -------  ------- -----------
Class A
Class D
Lehman Brothers
  Municipal Bond Index                                          (1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 1/31/94.

--------------------------------------------------------------------------------


FEES AND EXPENSES

SHAREHOLDER FEES                          Class A  Class D
----------------                          -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) .  4.75%     none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ..   none(1)   1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)
Management Fees ........................   .50%    .50%
Distribution and/or
  Service (12b-1) Fees .................   .09%   1.00%
Other Expenses .........................   .30%    .30%
                                          -----   -----
Total Annual Fund Operating Expenses ...   .89%   1.80%
                                          =====   =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example
-------
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $562      $745       $945      $1,519
Class D           283       566        975       2,116

If you did not sell your shares at the end of each period, your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                -----     -------    -------   --------
Class A          $562      $745       $945      $1,519
Class D           183       566        975       2,116

MASSACHUSETTS FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Massachusetts Fund seeks to maximize income exempt from federal income taxes and from Massachusetts personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Massachusetts Fund uses the following strategies to pursue its objective:

The Massachusetts Fund invests at least 80% of its net assets in Massachusetts municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


PRINCIPAL RISKS

The Massachusetts Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o The Fund invests in the municipal securities of Massachusetts issuers. Therefore, the Fund's performance may be affected by local, state, or regional factors, including state or local legislation or policy changes, economics, or natural disasters.

MASSACHUSETTS FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS

         [The following table represents a chart in the printed piece.]

                                  8.7%    1989
                                  5.5%    1990
                                 13.0%    1991
                                  9.1%    1992
                                 11.5%    1993
                                 -4.4%    1994
                                 15.2%    1995
                                  4.2%    1996
                                  8.7%    1997
                                    0     1998


Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____

--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                             PERIODS ENDED 12/31/98
                                                          Class D
                                                           Since
                               One      Five      Ten    Inception
                              Year      Years    Years    2/1/94
                             -------   -------  ------- -----------
Class A
Class D
Lehman Brothers
  Municipal Bond Index                                          (1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 1/31/94.

--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES                          Class A  Class D
----------------                          -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) .  4.75%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ..   none(1)   1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)
Management Fees ........................   .50%    .50%
Distribution and/or
  Service (12b-1) Fees .................   .09%   1.00%
Other Expenses .........................   .21%    .21%
                                          -----   -----
Total Annual Fund Operating Expenses ...   .80%   1.71%
                                          =====   =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example
-------
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $553      $718       $898      $1,418
Class D           274       539        928       2,019

If you did not sell your shares at the end of each period, your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                -----     -------    -------   --------
Class A          $553      $718       $898      $1,418
Class D           174       539        928       2,019

MICHIGAN FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Michigan Fund seeks to maximize income exempt from federal income taxes and from Michigan personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Michigan Fund uses the following strategies to pursue its objective:

The Michigan Fund invests at least 80% of its net assets in Michigan municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


PRINCIPAL RISKS

The Michigan Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o The Fund invests in the municipal securities of Michigan issuers. Therefore, the Fund's performance may be affected by local, state, or regional factors, including state or local legislation or policy changes, economics, or natural disasters.

MICHIGAN FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS

         [The following table represents a chart in the printed piece.]

                                 10.7%    1989
                                  5.9%    1990
                                 12.0%    1991
                                  9.3%    1992
                                 11.4%    1993
                                 -4.8%    1994
                                 15.8%    1995
                                  3.8%    1996
                                  8.7%    1997
                                    0     1998


Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____

--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                             PERIODS ENDED 12/31/98
                                                           Class D
                                                            Since
                                One      Five      Ten    Inception
                               Year      Years    Years    2/1/94
                              -------   -------  -------------------
Class A
Class D
Lehman Brothers
  Municipal Bond Index                                           (1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 1/31/94.

--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES                          Class A Class D
----------------                          ------  ------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) .  4.75%    none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ..   none(1)   1%

ANNUAL FUND OPERATING
EXPENSES FOR FISCAL 1998
------------------------
(as a percentage of average net assets)
Management Fees ........................   .50%    .50%
Distribution and/or
  Service (12b-1) Fees .................   .09%   1.00%
Other Expenses .........................   .20%    .20%
                                          -----   -----
Total Annual Fund Operating Expenses ...   .79%   1.70%
                                          =====   =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example
-------
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $552      $715       $893      $1,406
Class D           273       536        923       2,009

If you did not sell your shares at the end of each period, your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                -----     -------    -------   --------
Class A          $552      $715       $893      $1,406
Class D           173       536        923       2,009

MINNESOTA FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The Minnesota Fund seeks to maximize income exempt from federal income taxes and from Minnesota personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Minnesota Fund uses the following strategies to pursue its objective:

The Minnesota Fund invests at least 80% of its net assets in Minnesota municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


PRINCIPAL RISKS

The Minnesota Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o The Fund invests in the municipal securities of Minnesota issuers. Therefore, the Fund's performance may be affected by local, state, or regional factors, including state or local legislation or policy changes, economics, or natural disasters.

MINNESOTA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS

         [The following table represents a chart in the printed piece.]

                                  9.9%   1989
                                  6.6%   1990
                                  7.5%   1991
                                  7.7%   1992
                                 13.5%   1993
                                 -2.5%   1994
                                 11.4%   1995
                                  3.4%   1996
                                  7.0%   1997
                                    0    1998


Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____

--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                             PERIODS ENDED 12/31/98
                                                     Class D
                                                      Since
                          One      Five      Ten    Inception
                         Year      Years    Years    2/1/94
                        -------   -------  -------------------
Class A
Class D
Lehman Brothers
  Municipal Bond Index                                     (1)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 1/31/94.

--------------------------------------------------------------------------------

FEES AND EXPENSES

SHAREHOLDER FEES                          Class A  Class D
----------------                          -------  -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) .  4.75%     none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ..   none(1)   1%

ANNUAL FUND OPERATING
EXPENSES FOR FISCAL 1998
-----------------------
(as a percentage of average net assets)
Management Fees ........................   .50%    .50%
Distribution and/or
  Service (12b-1) Fees .................   .09%   1.00%
Other Expenses .........................   .22%    .22%
                                          -----   -----
Total Annual Fund Operating Expenses ...   .81%   1.72%
                                          =====   =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.




Example
-------
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $554      $721       $903      $1,429
Class D           275       542        933       2,030

If you did not sell your shares at the end of each period, your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                -----     -------    -------   --------
Class A          $554      $721       $903      $1,429
Class D           175       542        933       2,030

MISSOURI FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES
The Missouri Fund seeks to maximize income exempt from federal income taxes and from Missouri personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Missouri Fund uses the following strategies to pursue its objective:

The Missouri Fund invests at least 80% of its net assets in Missouri municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


PRINCIPAL RISKS
The Missouri Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o The Fund invests in the municipal securities of Missouri issuers. Therefore, the Fund's performance may be affected by local, state, or regional factors, including state or local legislation or policy changes, economics, or natural disasters.

MISSOURI FUND

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS



                                 9.5%   1989
                                 7.0%   1990
                                11.4%   1991
                                 7.2%   1992
                                11.4%   1993
                                -6.3%   1994
                                17.0%   1995
                                 3.7%   1996
                                 8.1%   1997
                                 0      1998


Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____


                          AVERAGE ANNUAL TOTAL RETURNS
                             PERIODS ENDED 12/31/98
                                                              CLASS D
                                                               SINCE
                                   ONE      FIVE      TEN    INCEPTION
                                  YEAR      YEARS    YEARS    2/1/94
                                 -------   -------  -------  ----------
     Class A
     Class D
     Lehman Brothers
       Municipal Bond Index                                       (1)

     The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
     (1) From 1/31/94.



FEES AND EXPENSES
SHAREHOLDER FEES                                CLASS A     CLASS D
----------------                                -------     -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ........  4.75%       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) .........   none(1)      1%


ANNUAL FUND OPERATING
EXPENSES FOR FISCAL 1998
-----------------------
(as a percentage of average net assets)
Management Fees ...............................   .50%       .50%
Distribution and/or
  Service (12b-1) Fees ........................   .10%      1.00%
Other Expenses ................................   .29%       .29%
                                                 -----      -----
Total Annual Fund Operating Expenses ..........   .89%      1.79%
                                                 =====      =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example
-------
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $562      $745       $945      $1,519
Class D           282       563        970       2,105

If you did not sell your shares at the end of each period, your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                ------    -------    -------   --------
Class A          $562      $745       $945      $1,519
Class D           182       563        970       2,105

NEW JERSEY FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES
The New Jersey Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain.

The New Jersey Fund uses the following strategies to pursue its objective:

The New Jersey Fund invests at least 80% of its net assets in New Jersey municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS
The New Jersey Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o The Fund invests in the municipal securities of New Jersey issuers. Therefore, the Fund's performance may be affected by local, state, or regional factors, including state or local legislation or policy changes, economics, or natural disasters.

NEW JERSEY FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS



                                10.6%    1989
                                 6.8%    1990
                                11.0%    1991
                                 9.0%    1992
                                12.3%    1993
                                -6.2%    1994
                                19.5%    1995
                                 2.7%    1996
                                 8.7%    1997
                                 0       1998


Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____



                          Average Annual Total Returns
                             Periods Ended 12/31/98
                                                            Class D
                                                             Since
                                 One      Five      Ten    Inception
                                Year      Years    Years    2/1/94
                               -------   -------  -------------------
        Class A
        Class D
        Lehman Brothers
          Municipal Bond Index                               (1)


        The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
        (1) From 1/31/94.


FEES AND EXPENSES
SHAREHOLDER FEES                               Class A     Class D
----------------                               -------     -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ....     4.75%       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) .....      none(1)      1%

ANNUAL FUND OPERATING
EXPENSES FOR FISCAL 1998
-----------------------
(as a percentage of average net assets)
Management Fees ...........................      .50%       .50%
Distribution and/or
  Service (12b-1) Fees ....................      .22%      1.00%
Other Expenses ............................      .30%       .30%
                                                -----      -----
Total Annual Fund Operating Expenses ......     1.02%      1.80%
                                                =====      =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example
-------
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $574      $784     $1,011      $1,664
Class D           283       566        975       2,116

If you did not sell your shares at the end of each period, your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                ------    -------    -------   --------
Class A          $574      $784     $1,011      $1,664
Class D           183       566        975       2,116

NEW YORK FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES
The New York Fund seeks to maximize income exempt from federal income taxes and from New York personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The New York Fund uses the following strategies to pursue its objective:

The New York Fund invests at least 80% of its net assets in New York municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


PRINCIPAL RISKS
The New York Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o The Fund invests in the municipal securities of New York issuers. Therefore, the Fund's performance may be affected by local, state, or regional factors, including state or local legislation or policy changes, economics, or natural disasters.

NEW YORK FUND

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS



                                 9.4%    1989
                                 4.2%    1990
                                13.5%    1991
                                 9.3%    1992
                                13.2%    1993
                                -7.9%    1994
                                19.3%    1995
                                 3.9%    1996
                                10.0%    1997
                                   0     1998


Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____



                          AVERAGE ANNUAL TOTAL RETURNS
                             PERIODS ENDED 12/31/98
                                                              CLASS D
                                                               SINCE
                                   ONE      FIVE      TEN    INCEPTION
                                  YEAR      YEARS    YEARS    2/1/94
                                 -------   -------  -------------------
     Class A
     Class D
     Lehman Brothers
       Municipal Bond Index                                             (1)

     The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
     (1) From 1/31/94.



FEES AND EXPENSES
SHAREHOLDER FEES                                 Class A       Class D
----------------                                 -------       -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ........   4.75%          none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) .........   none(1)          1%

Annual Fund Operating
Expenses for Fiscal 1998
-----------------------
(as a percentage of average net assets)
Management Fees ...............................    .50%          .50%
Distribution and/or
  Service (12b-1) Fees ........................    .09%         1.00%
Other Expenses ................................    .22%          .22%
                                                  -----         -----
Total Annual Fund Operating Expenses ..........    .81%         1.72%
                                                  =====         =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.



Example
-------

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $554      $721       $903      $1,429
Class D           275       542        933       2,030

If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                -----     -------    -------   --------
Class A          $554      $721       $903      $1,429
Class D           175       542        933       2,030

NORTH CAROLINA FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES
The North Carolina Fund seeks high income exempt from regular federal income taxes and North Carolina personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The North Carolina Fund uses the following strategies to pursue its objective:

The North Carolina Fund invests at least 80% of its net assets in North Carolina municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


PRINCIPAL RISKS
The North Carolina Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o The Fund invests in the municipal securities of North Carolina issuers. Therefore, the Fund's performance may be affected by local, state, or regional factors, including state or local legislation or policy changes, economics, or natural disasters.

NORTH CAROLINA FUND

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS


                                 0.208   1990
                                 0.106   1991
                                 0.082   1992
                                 0.129   1993
                                -0.074   1994
                                 0.195   1995
                                 0.027   1996
                                 0.087   1997
                                 0       1998


Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____


                          AVERAGE ANNUAL TOTAL RETURNS
                             PERIODS ENDED 12/31/98
                                                       CLASS A     CLASS D
                                                       SINCE        SINCE
                                     ONE      FIVE    INCEPTION   INCEPTION
                                    YEAR      YEARS    8/27/90     2/1/94
                                   -------   -------  ---------   ----------
      Class A
      Class D
      Lehman Brothers
        Municipal Bond Index                               (1)         (2)

      The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
      (1) From 8/31/90.
      (2) From 1/31/94.



FEES AND EXPENSES
SHAREHOLDER FEES                                Class A    Class D
----------------                                -------    -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) .......   4.75%      none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ........   none(1)      1%

ANNUAL FUND OPERATING
EXPENSES FOR FISCAL 1998
-----------------------
(as a percentage of average net assets)
Management Fees ..............................     .50%     .50%
Distribution and/or
  Service (12b-1) Fees .......................     .23%    1.00%
Other Expenses ...............................     .32%     .32%
                                                  -----    -----
Total Annual Fund Operating Expenses .........    1.05%    1.82%
                                                  =====    =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example
-------
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                ------    -------    -------   --------
Class A          $577      $793      $1,027     $1,697
Class D           285       573         985      2,137

If you did not sell your shares at the end of each period, your expenses would be:


                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $577      $793      $1,027     $1,697
Class D           185       573         985      2,137

OHIO FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES
The Ohio Fund seeks to maximize income exempt from federal income taxes and from Ohio personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Ohio Fund uses the following strategies to pursue its objective:

The Ohio Fund invests at least 80% of its net assets in Ohio municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


PRINCIPAL RISKS
The Ohio Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o The Fund invests in the municipal securities of Ohio issuers. Therefore, the Fund's performance may be affected by local, state, or regional factors, including state or local legislation or policy changes, economics, or natural disasters.

OHIO FUND

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS



                                    9.9%    1989
                                    6.6%    1990
                                   11.3%    1991
                                    8.4%    1992
                                   11.6%    1993
                                   -4.9%    1994
                                   15.2%    1995
                                    3.8%    1996
                                    8.4%    1997
                                    0       1998


Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____


                          Average Annual Total Returns
                             Periods Ended 12/31/98
                                                             Class D
                                                              Since
                                  One      Five      Ten    Inception
                                 Year      Years    Years    2/1/94
                                -------   -------  ------   ----------
    Class A
    Class D
    Lehman Brothers
      Municipal Bond Index                                        (1)

    The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
    (1) From 1/31/94.


FEES AND EXPENSES
SHAREHOLDER FEES                                Class A      Class D
----------------                                -------      -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ........  4.75%        none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) .........   none(1)       1%

ANNUAL FUND OPERATING
EXPENSES FOR FISCAL 1998
-----------------------
(as a percentage of average net assets)
Management Fees ...............................   .50%        .50%
Distribution and/or
  Service (12b-1) Fees ........................   .09%       1.00%
Other Expenses ................................   .19%        .19%
                                                 -----       -----
Total Annual Fund Operating Expenses ..........   .78%       1.69%
                                                 =====       =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example
-------
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $551      $712       $888      $1,395
Class D           272       533        918       1,998

If you did not sell your shares at the end of each period, your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                ------    -------    -------   --------
Class A          $551      $712       $888      $1,395
Class D           172       533        918       1,998

OREGON FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES
The Oregon Fund seeks to maximize income exempt from federal income taxes and from Oregon personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The Oregon Fund uses the following strategies to pursue its objective:

The Oregon Fund invests at least 80% of its net assets in Oregon municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


PRINCIPAL RISKS
The Oregon Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o The Fund invests in the municipal securities of Oregon issuers. Therefore, the Fund's performance may be affected by local, state, or regional factors, including state or local legislation or policy changes, economics, or natural disasters.

OREGON FUND

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS



                                 10.4%   1989
                                  6.5%   1990
                                 10.8%   1991
                                  7.8%   1992
                                 10.9%   1993
                                 -4.6%   1994
                                 14.6%   1995
                                  3.8%   1996
                                  9.0%   1997
                                  0      1998


Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____


                          Average Annual Total Returns
                             Periods Ended 12/31/98
                                                               Class D
                                                                Since
                                    One      Five      Ten    Inception
                                   Year      Years    Years    2/1/94
                                   -----     ------   ------  ----------
     Class A
     Class D
     Lehman Brothers
       Municipal Bond Index                                           (1)

     The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
     (1) From 1/31/94.



FEES AND EXPENSES
SHAREHOLDER FEES                                 Class A        Class D
----------------                                 -------        ------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) .........  4.75%          none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ..........   none(1)         1%

ANNUAL FUND OPERATING
EXPENSES FOR FISCAL 1998
-----------------------
(as a percentage of average net assets)
Management Fees ................................   .50%          .50%
Distribution and/or
  Service (12b-1) Fees .........................   .09%         1.00%
Other Expenses .................................   .29%          .29%
                                                  -----         -----
Total Annual Fund Operating Expenses ...........   .88%         1.79%
                                                  =====         =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example
-------
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $561      $742       $939      $1,508
Class D           282       563        970       2,105

If you did not sell your shares at the end of each period, your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                ------    -------    -------   --------
Class A          $561      $742       $939      $1,508
Class D           182       563        970       2,105

PENNSYLVANIA FUND

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES
The Pennsylvania Fund seeks high income exempt from regular federal income tax and Pennsylvania income taxes consistent with preservation of capital.

The Pennsylvania Fund uses the following strategies to pursue its objective:

The Pennsylvania Fund invests at least 80% of its net assets in Pennsylvania municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL  RISKS
o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o The Fund invests in the municipal securities of Pennsylvania issuers. Therefore, the Fund's performance may be affected by local, state, or regional factors, including state or local legislation or policy changes, economics, or natural disasters.

PENNSYLVANIA FUND

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS



                                10.2%   1989
                                 5.4%   1990
                                11.3%   1991
                                 9.3%   1992
                                12.9%   1993
                                -7.0%   1994
                                18.0%   1995
                                 3.5%   1996
                                 8.7%   1997
                                 0      1998


Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____



                          Average Annual Total Returns
                             Periods Ended 12/31/98
                                                              Class D
                                                               Since
                                  One      Five      Ten     Inception
                                 Year      Years    Years     2/1/94
                                ------    -------  -------  ------------
     Class A
     Class D
     Lehman Brothers
       Municipal Bond Index                                           (1)

     The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
    (1) From 1/31/94.



FEES AND EXPENSES
SHAREHOLDER FEES                                   Class A          Class D
----------------                                   -------          -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ...........  4.75%            none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ............   none(1)           1%

ANNUAL FUND OPERATING
EXPENSES FOR FISCAL 1998
-----------------------
(as a percentage of average net assets)
Management Fees ..................................    .50%           .50%
Distribution and/or
  Service (12b-1) Fees ...........................    .22%          1.00%
Other Expenses ...................................    .47%           .47%
                                                     -----          -----
Total Annual Fund Operating Expenses .............   1.19%          1.97%
                                                     =====          =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.



Example
-------
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                ------    -------    -------   --------
Class A          $591      $835      $1,098     $1,850
Class D           300       618       1,062      2,296

If you did not sell your shares at the end of each period, your expenses would be:

                 1 YEAR   3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $591      $835      $1,098     $1,850
Class D           200       618       1,062      2,296

SOUTH CAROLINA FUND

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES

The South Carolina Fund seeks to maximize income exempt from federal income taxes and from South Carolina personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The South Carolina Fund uses the following strategies to pursue its objective:

The South Carolina Fund invests at least 80% of its net assets in South Carolina municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


PRINCIPAL RISKS
The South Carolina Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or industries represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o The Fund invests in the municipal securities of South Carolina issuers. Therefore, the Fund's performance may be affected by local, state, or regional factors, including state or local legislation or policy changes, economics, or natural disasters.

SOUTH CAROLINA FUND

PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


                          CLASS A ANNUAL TOTAL RETURNS
                                 CALENDAR YEARS



                                 10.6%   1989
                                  6.0%   1990
                                 11.5%   1991
                                  8.4%   1992
                                 11.7%   1993
                                 -6.7%   1994
                                 17.7%   1995
                                  4.0%   1996
                                  8.7%   1997
                                  0      1998


Best calendar quarter return: XX.X% - quarter ended ____
Worst calendar quarter return: XX.X% - quarter ended ____


                          Average Annual Total Returns
                             Periods Ended 12/31/98
                                                               Class D
                                                                Since
                                    One      Five      Ten    Inception
                                   Year      Years    Years    2/1/94
                                  -------   -------  -------------------
     Class A
     Class D
     Lehman Brothers
       Municipal Bond Index                                           (1)

     The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
     (1) From 1/31/94.



FEES AND EXPENSES
SHAREHOLDER FEES                                  Class A          Class D
----------------                                  -------          -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..........  4.75%             none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ...........   none(1)            1%

ANNUAL FUND OPERATING
EXPENSES FOR FISCAL 1998
-----------------------
(as a percentage of average net assets)
Management Fees .................................   .50%             .50%
Distribution and/or
  Service (12b-1) Fees ..........................   .09%            1.00%
Other Expenses ..................................   .21%             .21%
                                                   -----            -----
Total Annual Fund Operating Expenses ............   .80%            1.71%
                                                   =====            =====

(1) If you buy Class A shares for $1,000,000 or more you do not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.



Example
-------
This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                 -----    -------    -------   --------
Class A          $553      $718       $898      $1,418
Class D           274       539        928      $2,019

If you did not sell your shares at the end of each period, your expenses would be:

                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                ------    -------    -------   --------
Class A          $553      $718       $898      $1,418
Class D           174       539        928       2,019

SHAREHOLDER INFORMATION


DECIDING WHICH CLASS OF SHARES TO BUY
Each Fund's Class A and Class D shares represent an interest in the same portfolio of investments. However, each Class has its own sales charge schedule and is subject to different ongoing 12b-1 fees. When deciding which Class of shares to buy, you should consider, among other things:

   o  The amount you plan to invest.

   o How long you intend to remain invested in the Fund, or another Seligman mutual fund.

   o If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC and pay higher ongoing 12b-1 fees.

   o Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your financial advisor will be able to help you decide which Class of shares best meets your needs.

--------------------------------------------------------------------------------
Class A
   o  Initial sales charge on Fund purchases, as set forth below:

                                                                     Sales Charge             Regular Dealer
                                            Sales Charge                as a %                  Discount
                                               as a %                   of Net                  as a % of
      Amount of your Investment         of Offering Price(1)        Amount Invested          Offering Price
      --------------------------          ----------------         ----------------          --------------
      Less than $ 50,000                        4.75%                    4.99%                    4.25%
      $50,000 - $ 99,999                        4.00                     4.17                     3.50
      $100,000 - $249,999                       3.50                     3.63                     3.00
      $250,000 - $499,999                       2.50                     2.56                     2.25
      $500,000 - $999,999                       2.00                     2.04                     1.75
      $1,000,000 and over(2)                    0.00                     0.00                     0.00


      (1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

      (2) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

   o  Annual 12b-1 fee (for shareholder services) of up to 0.25%.

   o  No sales charge on reinvested dividends or capital gain distributions.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D
   o  No initial sales charge on purchases.

   o  A 1% CDSC on shares sold within one year of purchase.

   o  Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

   o No CDSC on redemptions of shares purchased with reinvested dividends or capital gain distributions.

--------------------------------------------------------------------------------

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows each Class to pay 12b-1 fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

The Board of Directors or Trustees, as applicable, believes that no conflict of interest currently exists between a Fund's Class A and Class D shares. On an ongoing basis, the Directors or Trustees, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.


HOW CDSCS ARE CALCULATED

To minimize the amount of CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (oldest to youngest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of any Fund to buy shares of the same class of any other Seligman mutual fund. For the purpose of calculating the CDSC when you sell your shares, it will be assumed that you held the shares since the date of your original purchase in the Fund.


PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be included in the purchase price for Class A shares. Purchase or sale orders received by an authorized dealer or financial advisor by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) and accepted by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day.

If your order is received by your broker/dealer or financial advisor after the close of regular trading on the NYSE, or is accepted by Seligman Advisors after the close of business, the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.

The NAV of a Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because of their higher 12b-1 fees, the NAV of Class D shares will generally be lower than the NAV of Class A shares.

Securities owned by a Fund are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Board of Directors or Trustees, as applicable.


--------------------------------------------------------------------------------
NAV: Computed separately for each Class of a Fund by dividing that Class's share of the value of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.
--------------------------------------------------------------------------------

OPENING YOUR ACCOUNT

The Funds' shares are sold through authorized broker/dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges. Ask your financial advisor if any of these programs apply to you.

To make your initial investment in a Fund, contact your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

      o Regular (non-retirement) accounts: $1,000

      o For accounts opened concurrently with Invest-A-Check(R):
        $100 to open if you will be making monthly investments
        $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until 15 calendar days have elapsed from the date of your purchase to ensure your check clears.

You will be sent a statement confirming your purchase, and any subsequent transactions in your account. You will receive a consolidated statement at the close of each calendar quarter detailing transactions in the Fund and all other Seligman funds you own under the same account number. Duplicate account statements will be sent to you free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account request. Send your request and a check for the fee to SDC.

    IF YOU WANT TO BE ABLE TO BUY, SELL, OR EXCHANGE SHARES BY TELEPHONE, YOU SHOULD COMPLETE AN APPLICATION WHEN YOU OPEN YOUR ACCOUNT. THIS WILL PREVENT YOU FROM HAVING TO COMPLETE A SUPPLEMENTAL ELECTION FORM (WHICH MAY REQUIRE A
                      SIGNATURE GUARANTEE) AT A LATER DATE.


HOW TO BUY ADDITIONAL SHARES

After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Shares may be purchased through your authorized broker/dealer or financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Your investment will be made in the Class you already own.

Send investment checks to:
                 Seligman Data Corp.
                 P.O. Box 9766
                 Providence, RI 02940-5051

Your check must be in US dollars and be drawn on a US bank. Third party and credit card convenience checks cannot be used for investment.

You may also use the following account services to make additional investments:

INVEST-A-CHECK(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (ACH) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.

AUTOMATIC DOLLAR-COST-AVERAGING. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of any Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares, you may pay an initial sales charge to buy shares.

AUTOMATIC CD TRANSFER. You may instruct your bank to invest the proceeds of a maturing bank CD in shares of the Fund. If you wish to use this service, contact SDC or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

DIVIDENDS FROM OTHER INVESTMENTS. You may have your dividends from other companies paid to the Fund. (Dividend checks must include your name, account number, Fund name and Class of shares.)

DIRECT DEPOSIT. You may buy Fund shares electronically with funds from your employer, the IRS or any other institution that provides direct deposit. Call SDC for more information.

SELIGMAN TIME HORIZON MATRIXSM. (Requires an initial total investment of $10,000.) This is a needs-based investment process, designed to help you and your financial advisor plan to seek your long-term financial goals. It considers your financial needs, and helps frame a personalized asset allocation strategy around the cost of your future commitments and the time you have to meet them. Contact your financial advisor for more information.

SELIGMAN HARVESTER. If you are a retiree or nearing retirement, this program is designed to help you establish an investment strategy that seeks to meet your income needs throughout your retirement. The strategy is customized to your personal financial situation by allocating your assets to seek to address your income requirements, and prioritizing your expenses and establishing a prudent withdrawal schedule.


HOW TO EXCHANGE SHARES BETWEEN THE SELIGMAN MUTUAL FUNDS

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund or you may sell shares of another Seligman mutual fund to buy Fund shares. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares of Seligman Cash Management Fund to buy shares of a Fund or another Seligman mutual fund.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish any other account options to be carried over to the new fund (for example, Invest-a-Check(R) or Systematic Withdrawals), you must specifically request so at the time of your exchange.

Exchanges into a new fund must meet the new fund's required minimum initial investment.

See "The Seligman Mutual Funds" for a list of the funds available for exchange. Before making an exchange, contact your financial advisor or SDC to obtain the applicable fund prospectus(es), which you should read and understand before investing.

HOW TO SELL SHARES

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

Generally, when you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).

You may always send a written request to sell shares of any Fund. It may take longer to get your money if you send your request by mail.

You may need to provide additional documents to sell shares if you are:

   o  a corporation; o an executor or administrator; o a trustee or custodian;
      or

   o  in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Contact your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.

You will need to guarantee your signature(s) if the proceeds are:

    (1) $50,000 or more;
    (2) to be paid to someone other than all account owners, or
    (3) mailed to other than your address of record.

   ---------------------------------------------------------------------
     SIGNATURE GUARANTEE:
     PROTECTS YOU AND THE FUNDS FROM FRAUD. IT
     GUARANTEES THAT A SIGNATURE IS GENUINE. A
     GUARANTEE MUST BE OBTAINED FROM AN ELIGIBLE
     FINANCIAL INSTITUTION. NOTARIZATION BY A NOTARY PUBLIC
     IS NOT AN ACCEPTABLE GUARANTEE.
   ---------------------------------------------------------------------



You may also use the following account services to sell shares:


SYSTEMATIC WITHDRAWAL PLAN. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account in 3-4 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class D shares and reinvest your dividends and capital gain distributions, you may withdraw 10% of the value of your Fund account (at the time of election) annually without a CDSC.

CHECK REDEMPTION SERVICE. If you have at least $25,000 in a Fund, you may use this service to draw checks against your Fund account in amounts of $500 or more. If you have shares represented by certificates, those shares will not be available to draw checks against. If you bought $1,000,000 or more of Class A shares without an initial sales charge, you may be subject to a 1% CDSC if you draw checks against the shares within 18 months of purchase. If you own Class D shares, you may only draw checks against shares that have been held for one year or more. If you did not elect this service on your account application, you must complete a supplemental election form to add this service to your account. Contact SDC for more information.

IMPORTANT POLICIES THAT MAY AFFECT YOUR ACCOUNT

To protect you and other shareholders, the Funds reserve the right to:

   o  Refuse an exchange request if:
        1. you have exchanged twice from the same fund in any three-month period.

        2. the amount you wish to exchange equals the lesser of $1,000,000 or 1% of a Fund's net assets, or
        3. you or your financial advisor have been advised that previous patterns of purchases and sales or exchanges have been considered excessive.

   o  Refuse any request to buy Fund shares.

   o  Reject any request received by telephone.

   o  Suspend or terminate telephone services.

   o  Reject a signature guarantee that SDC believes may be fraudulent.

   o  Close your account if its value falls below $500.

   o Close your account if it does not have a certified taxpayer identification number.

TELEPHONE SERVICES
You and your broker/dealer representative or financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

   o  Sale of uncertificated shares (up to $50,000 per day)

   o  Exchanges

   o  Dividend and/or capital gain distribution  option changes

   o  Address changes

   o  Establish systematic withdrawals to address of record

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form.

Restrictions apply to certain types of accounts:

   o Trust accounts on which the current trustee is not listed may not sell Fund shares by phone.

   o  Corporations may not sell Fund shares by phone.

   o  IRAs may only exchange Fund shares or request address changes by phone.

   o Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within thirty days following an address change.

Your request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. Your broker/dealer representative or financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of shares. In this case, you may need to write, and it may take longer for your request to be processed. A Fund's NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine.

REINSTATEMENT PRIVILEGE
If you sell Fund shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of the Fund or any other Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Funds generally declare any dividends from net investment income daily and pay dividends on the 17th of each month. If the 17th day of a month falls on a weekend or on a NYSE holiday, the dividend will be distributed on the previous business day. The Funds distribute net capital gains realized on investments annually. It is expected that the Funds' distributions will be primarily income dividends.

Shareholders may elect to: (1) reinvest both dividends and capital gain distributions;

(2) take dividends in cash and reinvest capital gain distributions; or

(3) take both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise.

If you want to change your election, you may write SDC at the address listed on the back cover of this prospectus, or, if you have telephone services, you or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Cash dividends or capital gain distributions will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account within 3-4 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional shares on the payable date using the NAV of the payable date.

Dividends on Class D shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions, if any, will be paid in the same amount for each Class.

-----------------------------------------------------------------
  DIVIDEND:
  A payment by a mutual fund,
  usually derived from the fund's
  net investment income
  (dividends and interest earned
  on portfolio securities less
  expenses).

  CAPITAL GAIN DISTRIBUTION:
  A payment to mutual fund
  shareholders which represents
  profits realized on the sale of
  securities in a Fund's portfolio.

  EX-DIVIDEND DATE:
  The day on which any declared
  distributions (dividends or
  capital gains) are deducted
  from the Fund's assets before it
  calculates its NAV.
-----------------------------------------------------------------

TAXES
The Funds intend to pay dividends that are exempt from regular income tax. A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local tax. If you wish more specific information on the possible tax consequences of investing in a particular Fund, you should read that Fund's Statement of Additional Information.

Any capital gains distributed by a Fund may be taxable, whether you take them in cash or reinvest them to buy additional Fund shares. Capital gains may be taxed at different rates depending on the length of time the Fund holds its assets.


When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

EACH JANUARY, YOU WILL BE SENT INFORMATION ON THE TAX STATUS OF ANY DISTRIBUTIONS MADE DURING THE PREVIOUS CALENDAR YEAR. BECAUSE EACH SHAREHOLDER'S SITUATION IS UNIQUE, YOU SHOULD ALWAYS CONSULT YOUR TAX ADVISOR CONCERNING THE EFFECT INCOME TAXES MAY HAVE ON YOUR INDIVIDUAL INVESTMENT.

THE SELIGMAN MUTUAL FUNDS

EQUITY

SPECIALTY
-------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND
INFORMATION FUND
Seeks capital appreciation by investing in companies operating in all aspects of the communications, information, and related industries.

SELIGMAN HENDERSON GLOBAL TECHNOLOGY FUND
Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND
Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

SMALL COMPANY
--------------------------------------------------------------------------------
SELIGMAN FRONTIER FUND
Seeks to maximize capital appreciation by investing primarily in small company growth stocks.

SELIGMAN SMALL-CAP VALUE FUND
Seeks long-term capital appreciation by investing in equities of small companies, deemed to be "value" companies by the investment manager.

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES FUND
Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

MEDIUM COMPANY
--------------------------------------------------------------------------------
SELIGMAN CAPITAL FUND
Seeks capital appreciation by investing in the common stocks of companies with significant potential for growth.

LARGE COMPANY
--------------------------------------------------------------------------------
SELIGMAN GROWTH FUND
Seeks long-term growth of capital value and an increase in future income.

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES FUND
Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

SELIGMAN LARGE-CAP VALUE FUND
Seeks long-term capital appreciation by investing in equities of large companies, deemed to be "value" companies by the investment manager.

SELIGMAN COMMON STOCK FUND
Seeks favorable, but not the highest, current income and long-term growth of both income and capital, without exposing capital to undue risk. Seligman Henderson International Fund Seeks long-term capital appreciation by investing in securities of medium- to large-sized companies, primarily in the developed markets outside the US.

BALANCED
--------------------------------------------------------------------------------
SELIGMAN INCOME FUND
Seeks high current income and improvement in capital value over the long term, consistent with prudent risk of capital.

FIXED-INCOME

INCOME
--------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND SERIES
Seeks to maximize current income by investing in a diversified portfolio of high-yielding, high-risk corporate bonds, commonly referred to as "junk bonds."

SELIGMAN U.S. GOVERNMENT SECURITIES SERIES
Seeks high current income primarily by investing in a diversified portfolio of securities guaranteed by the US government, its agencies, or instrumentalities, which have maturities greater than one year.

MUNICIPAL
--------------------------------------------------------------------------------
SELIGMAN MUNICIPAL FUNDS:
NATIONAL FUND*
Seeks maximum income, free from regular federal income taxes.

STATE-SPECIFIC FUNDS:

Seek to maximize income free from regular federal income taxes and from income taxes in the designated state.

California        Louisiana          New Jersey
 o High-Yield     Maryland           New York
 o Quality        Massachusetts      North Carolina
Colorado          Michigan           Ohio
Florida           Minnesota          Oregon
Georgia           Missouri           Pennsylvania
                                     South Carolina

* A small portion of income may be subject to state taxes.

MONEY MARKET
--------------------------------------------------------------------------------
SELIGMAN CASH MANAGEMENT FUND

Seeks to preserve capital and to maximize liquidity and current income, by investing only in high-quality money market securities having a maturity of 90 days or less. The fund seeks to maintain a constant net asset value of $1.00 per share.

FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand the financial performance of each Fund's Classes for the past five years or, if less than five years, the period of the Class's operations. Certain information reflects financial results for a single Class share held throughout the periods shown. "Total return" shows how much you would have earned (or lost) on an investment in the Fund (assuming you reinvested all your dividends and capital gain distributions). Total returns do not reflect any sales charges. , independent auditors, have audited this information for each Fund. Their report, along with Fund's financial statements, is included in each Fund's annual report, which is available upon request.


NATIONAL FUND
                                                 CLASS A                                     CLASS D
                                ----------------------------------------   -------------------------------------------
                                        YEAR ENDED SEPTEMBER 30,                    YEAR ENDED SEPTEMBER 30,
                                ----------------------------------------   -------------------------------------------
                                                                                                              2/1/94(1)
                                1998     1997     1996    1995      1994    1998     1997     1996    1995  to 9/30/94
                                ----     ----     ----     ----     ----    ----     ----     ----     ----   -------
PER SHARE DATA:
Net asset value,
  beginning of period .....             $7.70    $7.58    $7.18    $8.72            $7.70    $7.57    $7.18   $8.20
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Investment operations:
  Net investment income ...              0.39     0.40     0.40     0.41             0.32     0.33     0.32    0.22
  Net realized and
    unrealized gain
    (loss) on
    investments ...........              0.31     0.12     0.40    (1.04)            0.32     0.13     0.39   (1.02)
Total from investment
  operations ..............              0.70     0.52     0.80    (0.63)            0.64     0.46     0.71   (0.80)
Less distributions:
  Dividends (from net
    investment income) ....             (0.39)   (0.40)   (0.40)   (0.41)           (0.32)   (0.33)   (0.32)  (0.22)
  Distributions
    (from net realized
    capital gains) ........                --       --       --    (0.50)              --       --       --      --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.39)   (0.40)   (0.40)   (0.91)           (0.32)   (0.33)   (0.32)  (0.22)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Net asset value,
  end of period ...........             $8.01    $7.70    $7.58    $7.18            $8.02    $7.70    $7.57   $7.18
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return ..............             9.40%    6.97%   11.48%  (7.83)%            8.56%    6.13%   10.17% (9.96)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........           $97,481  $98,767 $104,184 $111,374           $2,279   $4,826   $1,215    $446
Ratio of expenses to
  average net assets ......             0.84%    0.80%    0.86%    0.85%            1.75%    1.67%    1.95%   1.76%(3)
Ratio of net investment
  income to average
  net assets ..............             5.05%    5.19%    5.46%    5.30%            4.15%    4.27%    4.40%   4.37%(3)
Portfolio turnover rate ...            20.63%   33.99%   24.91%   24.86%           20.63%   33.99%   24.91%  24.86%(4)


---------
See footnotes on page 60.

CALIFORNIA HIGH-YIELD FUND
                                                 CLASS A                                     CLASS D
                                ----------------------------------------   -------------------------------------------
                                        YEAR ENDED SEPTEMBER 30,                    YEAR ENDED SEPTEMBER 30,
                                ----------------------------------------   -------------------------------------------
                                                                                                              2/1/94(1)
                                1998     1997     1996    1995      1994    1998     1997     1996    1995  to 9/30/94
                                ----     ----     ----     ----     ----    ----     ----     ----     ----   -------
PER SHARE DATA:
Net asset value,
  beginning of period .....             $6.50    $6.47    $6.30    $6.73            $6.51    $6.48    $6.31   $6.67
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Investment operations:
  Net investment income ...              0.34     0.36     0.37     0.37             0.28     0.30     0.31    0.21
  Net realized and
    unrealized gain
    (loss) on investments .              0.20     0.05     0.17    (0.34)            0.19     0.05     0.17   (0.36)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total from investment
  operations ..............              0.54     0.41     0.54     0.03             0.47     0.35     0.48   (0.15)
Less distributions:
  Dividends (from net
    investment income) ....             (0.34)   (0.36)   (0.37)   (0.37)           (0.28)   (0.30)   (0.31)  (0.21)
  Distributions
    (from net realized
    capital gains) ........             (0.09)   (0.02)      --    (0.09)           (0.09)   (0.02)      --      --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.43)   (0.38)   (0.37)   (0.46)           (0.37)   (0.32)   (0.31)  (0.21)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Net asset value,
  end of period ...........             $6.61    $6.50    $6.47    $6.30            $6.61    $6.51    $6.48   $6.31
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return ..............             8.74%    6.49%    8.85%    0.41%            7.60%    5.53%    7.78% (2.47)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........           $52,883  $50,264  $51,504  $48,007           $3,320   $1,919   $1,277    $650
Ratio of expenses to
  average net assets ......             0.87%    0.84%    0.90%    0.85%            1.77%    1.74%    1.91%   1.74%(3)
Ratio of net investment
  income to average
  net assets ..............             5.26%    5.49%    5.84%    5.74%            4.36%    4.59%    4.84%   4.73%(3)
Portfolio turnover rate ...            22.42%   34.75%   17.64%    8.36%           22.42%   34.75%   17.64%   8.36%(4)


CALIFORNIA QUALITY FUND

PER SHARE DATA:

Net asset value,
  beginning of period .....             $6.75    $6.65    $6.39    $7.28            $6.74    $6.63    $6.38   $7.13
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Investment operations:
  Net investment income ...              0.34     0.35     0.34     0.35             0.28     0.28     0.28    0.19
  Net realized and
    unrealized gain
    (loss) on investments .              0.24     0.11     0.32    (0.73)            0.23     0.12     0.31   (0.75)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total from investment
  operations ..............              0.58     0.46     0.66    (0.38)            0.51     0.40     0.59   (0.56)
Less distributions:
  Dividends (from net
    investment income)                  (0.34)   (0.35)   (0.34)   (0.35)           (0.28)   (0.28)   (0.28)  (0.19)
  Distributions
   (from net realized
   capital gains) .........                --    (0.01)   (0.06)   (0.16)              --    (0.01)   (0.06)     --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.34)   (0.36)   (0.40)   (0.51)           (0.28)   (0.29)   (0.34)  (0.19)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Net asset value,
  end of period ...........             $6.99    $6.75    $6.65    $6.39            $6.97    $6.74    $6.63   $6.38
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return ..............             8.87%    7.00%   10.85%  (5.46)%            7.75%    6.20%    9.61% (8.01)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........           $86,992  $95,560  $94,947  $99,020           $1,677   $1,645     $863    $812
Ratio of expenses to
  average net assets ......             0.82%    0.79%    0.89%    0.81%            1.72%    1.69%    1.88%   1.77%(3)
Ratio of net investment
  income to average
  net assets ..............             4.99%    5.11%    5.34%    5.20%            4.09%    4.21%    4.36%   4.39%(3)
Portfolio turnover rate ...            12.16%   12.84%   11.24%   22.16%           12.16%   12.84%   11.24%  22.16%(4)


---------
See footnotes on page 60.


COLORADO FUND
CLASS A  CLASS D
                                                 CLASS A                                     CLASS D
                                ----------------------------------------   -------------------------------------------
                                        YEAR ENDED SEPTEMBER 30,                    YEAR ENDED SEPTEMBER 30,
                                ----------------------------------------   -------------------------------------------
                                                                                                              2/1/94(1)
                                1998     1997     1996    1995      1994    1998     1997     1996    1995  to 9/30/94
                                ----     ----     ----     ----     ----    ----     ----     ----     ----   -------
PER SHARE DATA:
Net asset value,
  beginning of period .....             $7.27    $7.30    $7.09    $7.76            $7.27    $7.29    $7.09   $7.72
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Investment operations:
  Net investment income ...              0.37     0.37     0.38     0.37             0.30     0.31     0.30    0.20
  Net realized and
    unrealized gain
    (loss) on investments .              0.15    (0.03)    0.21    (0.59)            0.15    (0.02)    0.20   (0.63)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total from investment
   operations .............              0.52     0.34     0.59    (0.22)            0.45     0.29     0.50   (0.43)
Less distributions:
  Dividends (from net
    investment income) ....             (0.37)   (0.37)   (0.38)   (0.37)           (0.30)   (0.31)   (0.30)  (0.20)
  Distributions
    (from net realized
    capital gains) ........                --       --       --    (0.08)              --       --       --      --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.37)   (0.37)   (0.38)   (0.45)           (0.30)   (0.31)   (0.30)  (0.20)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Net asset value,
  end of period ...........             $7.42    $7.27    $7.30    $7.09            $7.42    $7.27    $7.29   $7.09
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return                            7.30%    4.76%    8.56%  (2.92)%             6.34%   3.95%    7.26% (5.73)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........           $49,780  $52,295  $54,858  $58,197             $238     $255     $193     $96
Ratio of expenses to
  average net assets ......             0.90%    0.85%    0.93%    0.86%            1.81%    1.75%    2.02%   1.78%(3)
Ratio of net investment
  income to average
  net assets ..............             5.01%    5.07%    5.31%    5.06%            4.10%    4.17%    4.23%   4.05%(3)
Portfolio turnover rate ...             3.99%   12.39%   14.70%   10.07%            3.99%   12.39%   14.70%  10.07%(4)


FLORIDA FUND

PER SHARE DATA:
Net asset value,
   beginning of period ....             $7.67    $7.71    $7.34    $8.20            $7.68    $7.72    $7.34   $8.10
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Investment operations:
  Net investment income ...              0.36     0.38     0.40     0.42             0.30     0.32     0.34    0.24
  Net realized and
    unrealized gain
    (loss) on investments .              0.23     0.04     0.37    (0.74)            0.23     0.04     0.38   (0.76)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total from investment
  operations ..............              0.59     0.42     0.77    (0.32)            0.53     0.36     0.72   (0.52)
Less distributions:
  Dividends (from net
    investment income) ....             (0.36)   (0.38)   (0.40)   (0.42)           (0.30)   (0.32)   (0.34)  (0.24)
  Distributions
    (from net realized
    capital gains) ........             (0.10)   (0.08)      --    (0.12)           (0.10)   (0.08)      --     --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.46)   (0.46)   (0.40)   (0.54)           (0.40)   (0.40)   (0.34)  (0.24)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Net asset value,
  end of period ...........             $7.80    $7.67    $7.71    $7.34            $7.81    $7.68    $7.72   $7.34
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return                            8.01%    5.54%   10.87%  (3.99)%            7.18%    4.74%   10.07% (6.64)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........           $42,024  $45,200  $49,030  $49,897           $1,678   $1,277     $603    $244
Ratio of expenses to
  average net assets ......             1.04%    0.97%    0.72%    0.42%            1.81%    1.73%    1.66%   1.29%(3)
Ratio of net investment
  income to average
  net assets ..............             4.70%    4.90%    5.38%    5.49%            3.93%    4.14%    4.53%   4.61%(3)
Portfolio turnover rate ...            33.68%   18.53%   11.82%    6.17%           33.68%   18.53%   11.82%   6.17%(4)
Without management
  fee waiver:(5)
  Net investment income
    per share .............                      $0.38    $0.37    $0.38                     $0.32    $0.31   $0.21
  Ratios:
  Expenses to average
    net assets ............                      0.97%    1.03%    1.00%                     1.73%    1.97%   1.84%(3)
  Net investment income to
    average net assets ....                      4.90%    5.07%    4.91%                     4.14%    4.22%   4.08%(3)


---------
See footnotes on page 60.

GEORGIA FUND

                                                 CLASS A                                     CLASS D
                                ----------------------------------------   -------------------------------------------
                                        YEAR ENDED SEPTEMBER 30,                    YEAR ENDED SEPTEMBER 30,
                                ----------------------------------------   -------------------------------------------
                                                                                                              2/1/94(1)
                                1998     1997     1996    1995      1994    1998     1997     1996    1995  to 9/30/94
                                ----     ----     ----     ----     ----    ----     ----     ----     ----   -------
PER SHARE DATA:
Net asset value,
  beginning of period .....             $7.87    $7.81    $7.48    $8.43            $7.88    $7.82    $7.49   $8.33
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Investment operations:
  Net investment income ...              0.38     0.39     0.39     0.41             0.31     0.32     0.32    0.22
  Net realized and
    unrealized gain
    (loss) on investments .              0.28     0.11     0.43    (0.86)            0.28     0.11     0.43   (0.84)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total from investment
  operations ..............              0.66     0.50     0.82    (0.45)            0.59     0.43     0.75   (0.62)

Less distributions:
  Dividends (from net
    investment income) ....             (0.38)   (0.39)   (0.39)   (0.41)           (0.31)   (0.32)   (0.32)  (0.22)
  Distributions
   (from net realized
   capital gains) .........             (0.03)   (0.05)   (0.10)   (0.09)           (0.03)   (0.05)   (0.10)     --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.41)   (0.44)   (0.49)   (0.50)           (0.44)   (0.37)   (0.42)  (0.22)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Net asset value,
  end of period ...........             $8.12    $7.87    $7.81    $7.48            $8.13    $7.88    $7.82   $7.49
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return ..............             8.65%    6.56%   11.66%  (5.52)%            7.67%    5.60%   10.58% (7.57)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........           $50,614  $50,995  $57,678  $61,466           $2,640   $2,327   $2,079    $849
Ratio of expenses to
  average net assets ......             0.89%    0.83%    0.91%    0.73%            1.79%    1.73%    1.90%   1.76%(3)
Ratio of net investment
  income to average
  net assets ..............             4.82%    4.94%    5.26%    5.21%            3.92%    4.03%    4.28%   4.28%(3)
Portfolio turnover rate ...            12.28%   16.24%    3.36%   19.34%           12.28%   16.24%    3.36%  19.34%(4)
Without management fee
  waiver:(5)
  Net investment income
    per share .............                               $0.39    $0.40                              $0.31   $0.21
  Ratios:
  Expenses to average
    net assets                                            0.96%    0.93%                              1.95%   1.90%(3)
  Net investment income to
    average net assets ....                               5.21%    5.01%                              4.23%   4.15%(3)

LOUISIANA FUND

PER SHARE DATA:
Net asset value,
  beginning of period .....              8.16   $8.14     $7.94    $8.79            $8.16    $8.14    $7.94   $8.73
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Investment operations:
  Net investment income ...              0.41     0.42     0.43     0.44             0.34     0.35     0.35    0.24
  Net realized and
    unrealized gain
    (loss) on investments .              0.23     0.08     0.34    (0.77)            0.22     0.08     0.34   (0.79)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total from investment
  operations ..............              0.64     0.50     0.77    (0.33)            0.56     0.43     0.69   (0.55)
Less distributions:
  Dividends (from net
    investment income) ....             (0.41)   (0.42)   (0.43)   (0.44)           (0.34)   (0.35)    (0.35) (0.24)
  Distributions
    (from net realized
    capital gains) ........             (0.11)   (0.06)   (0.14)   (0.08)           (0.11)   (0.06)   (0.14)     --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.52)   (0.48)   (0.57)   (0.52)           (0.45)   (0.41)   (0.49)  (0.24)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Net asset value,
  end of period ...........             $8.28    $8.16    $8.14    $7.94            $8.27    $8.16    $8.14   $7.94
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return                            8.17%    6.32%   10.30%  (3.83)%            7.07%    5.37%    9.17% (6.45)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........           $56,199  $57,264  $61,988  $61,441             $509     $389     $465    $704
Ratio of expenses to
  average net assets ......             0.86%    0.82%    0.89%    0.87%            1.76%    1.72%    1.91%   1.78%(3)
Ratio of net investment
  income to average
  net assets ..............             5.08%    5.15%    5.44%    5.31%            4.18%    4.25%    4.41%   4.33%(3)
Portfolio turnover rate ...            16.08%   10.08%    4.82%   17.16%           16.08%   10.08%    4.82%  17.16%(4)



---------
See footnotes on page 60.


MARYLAND FUND
                                                 CLASS A                                     CLASS D
                                ----------------------------------------   -------------------------------------------
                                        YEAR ENDED SEPTEMBER 30,                    YEAR ENDED SEPTEMBER 30,
                                ----------------------------------------   -------------------------------------------
                                                                                                              2/1/94(1)
                                1998     1997     1996    1995      1994    1998     1997     1996    1995  to 9/30/94
                                ----     ----     ----     ----     ----    ----     ----     ----     ----   -------
PER SHARE DATA:
Net asset value,
  beginning of period .....             $7.99    $7.96    $7.71    $8.64            $7.99    $7.97    $7.72   $8.46
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Investment operations:
  Net investment income ...              0.40     0.40     0.41     0.42             0.33     0.33     0.33    0.23
  Net realized
    and unrealized
    gain (loss)
    on investments ........              0.19     0.06     0.38    (0.76)            0.20     0.05     0.38   (0.74)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total from investment
  operations ..............              0.59     0.46     0.79    (0.34)            0.53     0.38     0.71   (0.51)
Less distributions:
  Dividends (from net
    investment income) ....             (0.40)   (0.40)   (0.41)   (0.42)           (0.33)   (0.33)   (0.33)  (0.23)
  Distributions
   (from net realized
    capital gains) ........             (0.04)   (0.03)   (0.13)   (0.17)           (0.04)   (0.03)   (0.13)     --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.44)   (0.43)   (0.54)   (0.59)           (0.37)   (0.36)   (0.46)  (0.23)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Net asset value,
 end of period ............             $8.14    $7.99    $7.96    $7.71            $8.15    $7.99    $7.97   $7.72
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return                            7.64%    6.00%   10.90%  (4.08)%            6.80%    4.91%    9.75% (6.21)% (2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........           $52,549  $54,041  $56,290  $57,263           $2,063   $2,047     $630    $424
Ratio of expenses to
  average net assets ......             0.90%    0.84%    0.96%    0.92%            1.81%    1.72%    2.02%   1.80%(3)
Ratio of net investment
  income to average
  net assets ..............             4.99%    5.05%    5.31%    5.17%            4.08%    4.14%    4.27%   4.26%(3)
Portfolio turnover rate ...            14.79%    5.56%    3.63%   17.68%           14.79%    5.56%    3.63%  17.68%(4)


MASSACHUSETTS FUND

PER SHARE DATA:
Net asset value,
  beginning of period .....             $7.85    $7.91    $7.66    $8.54            $7.84    $7.90    $7.66   $8.33
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Investment operations:
  Net investment income ...              0.40     0.41     0.42     0.44             0.33     0.34     0.34    0.24
  Net realized and
    unrealized gain
    (loss) on investments .              0.22     0.05     0.28    (0.67)            0.23     0.05     0.27   (0.67)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total from investment
  operations ..............              0.62     0.46     0.70    (0.23)            0.56     0.39     0.61   (0.43)
Less distributions:
  Dividends (from net
    investment income) ....             (0.40)   (0.41)   (0.42)   (0.44)           (0.33)   (0.34)   (0.34)  (0.24)

  Distributions
    (from net realized
    capital gains) ........             (0.08)   (0.11)   (0.03)   (0.21)           (0.08)   (0.11)   (0.03)     --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.48)   (0.52)   (0.45)   (0.65)           (0.41)   (0.45)   (0.37)  (0.24)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Net asset value,
  end of period ...........             $7.99    $7.85    $7.91    $7.66            $7.99    $7.84    $7.90   $7.66
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return ..............             8.11%    5.97%    9.58%  (2.94)%            7.29%    5.01%    8.33% (5.34)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted)                     $110,011 $109,872 $115,711 $120,149           $1,245   $1,405     $809  $1,099
Ratio of expenses to
  average net assets ......             0.84%    0.80%    0.86%    0.85%            1.74%    1.70%    1.95%   1.78%(3)
Ratio of net investment
  income to average
  net assets ..............             5.06%    5.24%    5.51%    5.46%            4.16%    4.32%    4.47%   4.52%(3)
Portfolio turnover rate ...            29.26%   26.30%   16.68%   12.44%           29.26%   26.30%   16.68%  12.44%(4)



---------
See footnotes on page 60.

MICHIGAN FUND
                                                 CLASS A                                     CLASS D
                                ----------------------------------------   -------------------------------------------
                                        YEAR ENDED SEPTEMBER 30,                    YEAR ENDED SEPTEMBER 30,
                                ----------------------------------------   -------------------------------------------
                                                                                                              2/1/94(1)
                                1998     1997     1996    1995      1994    1998     1997     1996    1995  to 9/30/94
                                ----     ----     ----     ----     ----    ----     ----     ----     ----   -------
PER SHARE DATA:
Net asset value,
  beginning of period .....             $8.46    $8.54    $8.28    $9.08            $8.45    $8.54    $8.28   $9.01
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Investment operations:
  Net investment income ...              0.43     0.45     0.46     0.46             0.36     0.37     0.37    0.25
  Net realized and
    unrealized gain
    (loss) on investments .              0.23     0.06     0.30    (0.71)            0.23     0.05     0.30   (0.73)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total from investment
  operations ..............              0.66     0.51     0.76    (0.25)            0.59     0.42     0.67   (0.48)
Less distributions:
  Dividends (from net
    investment income) ....             (0.43)   (0.45)   (0.46)   (0.46)           (0.36)   (0.37)   (0.37)  (0.25)
  Distributions
    (from net realized
    capital gains) ........             (0.09)   (0.14)   (0.04)  (0.09)            (0.09)   (0.14)   (0.04)     --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.52)   (0.59)   (0.50)  (0.55)            (0.45)   (0.51)   (0.41)  (0.25)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Net asset value,
  end of period ...........             $8.60    $8.46    $8.54    $8.28            $8.59    $8.45    $8.54   $8.28
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return                            8.16%    6.16%    9.56%  (2.90)%            7.19%    5.09%    8.36% (5.47)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........          $143,370 $148,178 $151,589 $151,095           $1,845   $1,486   $1,172    $671
Ratio of expenses to
  average net assets ......             0.81%    0.78%    0.87%    0.84%            1.71%    1.68%    2.01%   1.75%(3)
Ratio of net investment
  income to average
   net assets .............             5.13%    5.29%    5.50%    5.32%            4.23%    4.39%    4.40%   4.40%(3)
Portfolio turnover rate ...            10.98%   19.62%   20.48%   10.06%           10.98%   19.62%   20.48%  10.06%(4)


MINNESOTA FUND

PER SHARE DATA:
Net asset value,
  beginning of period .....             $7.68    $7.82    $7.72    $8.28            $7.68    $7.82    $7.73   $8.22
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Investment operations:
  Net investment income ...              0.40     0.42     0.45     0.45             0.33     0.35     0.38    0.25
  Net realized and
    unrealized gain
   (loss) on investments ..              0.11    (0.12)    0.11    (0.44)            0.11    (0.12)    0.10   (0.49)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total from investment
   operations .............              0.51     0.30     0.56     0.01             0.44     0.23     0.48   (0.24)
Less distributions:
  Dividends (from net
    investment income) ....             (0.40)   (0.42)   (0.45)   (0.45)           (0.33)   (0.35)   (0.38)  (0.25)
  Distributions
    (from net realized
    capital gains) ........                --    (0.02)   (0.01)   (0.12)              --    (0.02)   (0.01)     --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.40)   (0.44)   (0.46)   (0.57)           (0.33)   (0.37)   (0.39)  (0.24)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Net asset value,
  end of period ...........             $7.79    $7.68    $7.82    $7.72            $7.79    $7.68    $7.82   $7.73
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return                            6.85%    3.99%    7.61%    0.12%            5.89%    3.06%    6.45% (3.08)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........          $121,674 $126,173 $132,716 $134,990           $1,799   $2,036   $2,237  $1,649
Ratio of expenses to
  average net assets ......             0.85%    0.81%    0.87%    0.85%            1.75%    1.71%    1.85%   1.74%(3)
Ratio of net investment
  income to average
  net assets ..............             5.21%    5.47%    5.89%    5.70%            4.31%    4.57%    4.92%   4.68%(3)
Portfolio turnover rate ...             6.88%   26.89%    5.57%    3.30%            6.88%   26.89%    5.57%   3.30%(4)


---------
See footnotes on page 60.

MISSOURI FUND
                                                 CLASS A                                     CLASS D
                                ----------------------------------------   -------------------------------------------
                                        YEAR ENDED SEPTEMBER 30,                    YEAR ENDED SEPTEMBER 30,
                                ----------------------------------------   -------------------------------------------
                                                                                                              2/1/94(1)
                                1998     1997     1996    1995      1994    1998     1997     1996    1995  to 9/30/94
                                ----     ----     ----     ----     ----    ----     ----     ----     ----   -------
PER SHARE DATA:
Net asset value,
  beginning of period .....             $7.71    $7.70    $7.41    $8.31            $7.72    $7.70    $7.41   $8.20
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Investment operations:
  Net investment income ...              0.38     0.39     0.40     0.40             0.31     0.32     0.32    0.22
  Net realized and
    unrealized gain
    (loss) on investments .              0.19     0.08     0.36    (0.79)            0.18     0.09     0.36   (0.79)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total from investment
  operations ..............              0.57     0.47     0.76    (0.39)            0.49     0.41     0.68   (0.57)
Less distributions:
  Dividends (from net
    investment income) ....             (0.38)   (0.39)   (0.40)   (0.40)           (0.31)   (0.32)   (0.32)  (0.22)
  Distributions
    (from net realized
    capital gains) ........             (0.08)   (0.07)   (0.07)   (0.11)           (0.08)   (0.07)   (0.07)     --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.46)   (0.46)   (0.47)   (0.51)           (0.39)   (0.39)   (0.39)  (0.22)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Net asset value,
  end of period ...........             $7.82    $7.71    $7.70    $7.41            $7.82    $7.72    $7.70   $7.41
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return ..............             7.70%    6.27%   10.67%  (4.85)%            6.60%    5.46%    9.49% (7.16)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........           $52,766  $49,941  $51,169  $52,621             $474     $565     $515    $350
Ratio of expenses to
  average net assets ......             0.89%    0.86%    0.88%    0.74%            1.80%    1.76%    1.98%   1.70%(3)
Ratio of net investment
  income to average
  net assets ..............             4.93%    5.03%    5.31%    5.18%            4.02%    4.13%    4.23%   4.27%(3)
Portfolio turnover rate ...             6.47%    8.04%    3.88%   14.33%            6.47%    8.04%    3.88%  14.33%(4)
Without management
  fee waiver:(5)
  Net investment income
    per share .............                               $0.39    $0.39                              $0.32   $0.22
  Ratios:
  Expenses to average
    net assets ............                               0.93%    0.88%                              2.03%   1.80%(3)
  Net investment
    income to average
    net assets ............                               5.26%    5.04%                              4.18%   4.17%(3)

NEW JERSEY FUND

PER SHARE DATA:
Net asset value,
  beginning of period .....             $7.60    $7.59    $7.40    $8.24            $7.68    $7.67    $7.48   $8.14
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Investment operations:
  Net investment income ...              0.36     0.39     0.39     0.41             0.31     0.33     0.33    0.23
  Net realized and
    unrealized gain
   (loss) on investments ..              0.21     0.01     0.29    (0.74)            0.21     0.01     0.29   (0.66)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total from investment
  operations ..............              0.57     0.40     0.68    (0.33)            0.52     0.34     0.62   (0.43)
Less distributions:
  Dividends (from net
    investment income) ....             (0.36)   (0.39)   (0.39)   (0.41)           (0.31)   (0.33)   (0.33)  (0.23)
  Distributions
    (from net realized
    capital gains) ........             (0.25)      --    (0.10)   (0.10)           (0.25)      --    (0.10)    --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.61)   (0.39)   (0.49)   (0.51)           (0.56)   (0.33)   (0.43)  (0.23)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Net asset value,
  end of period ...........             $7.56    $7.60    $7.59    $7.40            $7.64    $7.68    $7.67   $7.48
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return ..............             7.96%    5.37%    9.77%  (4.25)%            7.10%    4.56%    8.79% (5.47)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........           $62,597  $66,293  $73,561  $73,942           $1,282   $1,152   $1,190    $986
Ratio of expenses to
  average net assets ......             1.06%    1.02%    1.01%    0.90%            1.83%    1.79%    1.89%   1.75%(3)
Ratio of net investment
  income to average
  net assets ..............             4.90%    5.06%    5.29%    5.24%            4.13%    4.29%    4.45%   4.37%(3)
Portfolio turnover rate ...            20.22%   25.65%    4.66%   12.13%           20.22%   25.65%    4.66%  12.13%(4)
Without management fee
  waiver:(5)
  Net investment income
    per share .............                               $0.39    $0.40                              $0.33   $0.22
  Ratios:
  Expenses to average
    net assets ............                               1.06%    1.07%                              1.94%   1.87%(3)
  Net investment income to
    average net assets ....                               5.24%    5.07%                              4.40%   4.25%(3)


---------
See footnotes on page 60.

NEW YORK FUND
                                                 CLASS A                                     CLASS D
                                ----------------------------------------   -------------------------------------------
                                        YEAR ENDED SEPTEMBER 30,                    YEAR ENDED SEPTEMBER 30,
                                ----------------------------------------   -------------------------------------------
                                                                                                              2/1/94(1)
                                1998     1997     1996    1995      1994    1998     1997     1996    1995  to 9/30/94
                                ----     ----     ----     ----     ----    ----     ----     ----     ----   -------
PER SHARE DATA:
Net asset value,
  beginning of period .....             $7.98    $7.86    $7.67    $8.75            $7.98    $7.87    $7.67   $8.55
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Investment operations:
  Net investment income ...              0.41     0.42     0.42     0.43             0.34     0.34     0.34    0.23
  Net realized and
    unrealized gain
    (loss) on investments .              0.32     0.12     0.36    (0.88)            0.33     0.11     0.37   (0.88)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total from investment
  operations ..............              0.73     0.54     0.78    (0.45)            0.67     0.45     0.71   (0.65)
Less distributions:
  Dividends (from net
    investment income) ....             (0.41)   (0.42)   (0.42)   (0.43)           (0.34)   (0.34)   (0.34)  (0.23)
  Distributions
    (from net realized
    capital gains) ........             (0.02)      --    (0.17)   (0.20)           (0.02)      --    (0.17)     --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.43)   (0.42)   (0.59)   (0.63)           (0.36)   (0.34)   (0.51)  (0.23)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Net asset value,
  end of period ...........             $8.28    $7.98    $7.86    $7.67            $8.29    $7.98    $7.87   $7.67
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return ..............             9.45%    6.97%   10.93%  (5.37)%            8.60%    5.86%    9.87% (7.73)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........           $83,528  $82,719  $83,980  $90,914           $1,572   $1,152     $885    $476
Ratio of expenses to
  average net assets ......             0.82%    0.77%    0.88%    0.87%            1.73%    1.68%    1.96%   1.81%(3)
Ratio of net investment
  income to average
  net assets ..............             5.09%    5.24%    5.52%    5.31%            4.18%    4.33%    4.42%   4.39%(3)
Portfolio turnover rate ...            23.83%   25.88%   34.05%   28.19%           23.83%   25.88%   34.05%  28.19%(4)


NORTH CAROLINA FUND

PER SHARE DATA:
Net asset value,
  beginning of period .....             $7.84    $7.74    $7.30    $8.22            $7.83   $7.74     $7.29   $8.17
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----

Investment operations:
  Net investment income ...              0.37     0.37     0.39     0.41             0.31     0.31     0.33    0.23
  Net realized and
    unrealized gain
   (loss) on investments ..              0.24     0.11     0.45    (0.87)            0.25     0.10     0.46   (0.88)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total from investment
  operations ..............              0.61     0.48     0.84    (0.46)            0.56     0.41     0.79   (0.65)
Less distributions:
  Dividends (from net
    investment income) ....             (0.37)   (0.37)   (0.39)   (0.41)           (0.31)   (0.31)   (0.33)  (0.23)
  Distributions
    (from net realized
    capital gains) ........             (0.03)   (0.01)   (0.01)   (0.05)           (0.03)   (0.01)   (0.01)    --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.40)   (0.38)   (0.40)   (0.46)           (0.34)   (0.32)   (0.34)  (0.23)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Net asset value,
  end of period ...........             $8.05    $7.84    $7.74    $7.30            $8.05    $7.83    $7.74   $7.29
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return ..............             8.01%    6.39%   11.92%  (5.80)%            7.33%    5.45%   11.19% (8.15)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........           $32,684  $35,934  $37,446  $38,920           $1,217   $1,232   $1,257  $1,282
Ratio of expenses to
  average net assets ......             1.09%    1.05%    0.82%    0.44%            1.85%    1.81%    1.64%   1.27%(3)
Ratio of net investment
  income to average
  net assets ..............             4.66%    4.75%    5.21%    5.29%            3.90%    3.99%    4.42%   4.49%(3)
Portfolio turnover rate ...            13.04%   15.12%    4.38%   15.61%           13.04%   15.12%    4.38%  15.61%(4)
Without management
  fee waiver:(5)
  Net investment income
    per share .............                      $0.37    $0.36    $0.35                     $0.31    $0.31   $0.20
  Ratios:
  Expenses to average
    net assets ............                      1.06%    1.18%    1.13%                     1.82%    2.00%   1.95%(3)
  Net investment income to
    average net assets ....                      4.74%    4.85%    4.60%                     3.98%    4.06%   3.82%(3)


---------
See footnotes on page 60.

OHIO FUND
                                                 CLASS A                                     CLASS D
                                ----------------------------------------   -------------------------------------------
                                        YEAR ENDED SEPTEMBER 30,                    YEAR ENDED SEPTEMBER 30,
                                ----------------------------------------   -------------------------------------------
                                                                                                              2/1/94(1)
                                1998     1997     1996    1995      1994    1998     1997     1996    1995  to 9/30/94
                                ----     ----     ----     ----     ----    ----     ----     ----     ----   -------
PER SHARE DATA:
Net asset value,
  beginning of period .....             $8.09    $8.11    $7.90    $8.77            $8.13    $8.15    $7.92   $8.61
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Investment operations:
  Net investment income ...              0.42     0.43     0.44     0.44             0.35     0.36     0.36    0.24
  Net realized and
    unrealized gain
    (loss) on investments .              0.17     0.02     0.28    (0.70)            0.17     0.02     0.30   (0.69)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total from investment
  operations ..............              0.59     0.45     0.72    (0.26)            0.52     0.38     0.66   (0.45)
Less distributions:
  Dividends (from net
    investment income) ....             (0.42)   (0.43)   (0.44)   (0.44)           (0.35)   (0.36)   (0.36)  (0.24)
  Distributions
    (from net realized
    capital gains) ........             (0.07)   (0.04)   (0.07)   (0.17)           (0.07)   (0.04)   (0.07)     --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.49)   (0.47)   (0.51)   (0.61)           (0.42)   (0.40)   (0.43)  (0.24)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Net asset value,
  end of period                         $8.19    $8.09    $8.11    $7.90            $8.23    $8.13    $8.15   $7.92
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return                            7.54%    5.68%    9.59%  (3.08)%            6.57%    4.74%    8.67% (5.36)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........          $154,419 $162,243 $170,191 $171,469           $1,160   $1,011     $660    $324
Ratio of expenses to
  average net assets ......             0.81%    0.77%    0.84%    0.84%            1.71%    1.67%    1.93%   1.78%(3)
Ratio of net investment
  income to average
  net assets ..............             5.19%    5.32%    5.56%    5.34%            4.29%    4.42%    4.48%   4.41%(3)
Portfolio turnover rate ...            11.76%   12.90%    2.96%    9.37%           11.76%   12.90%    2.96%   9.37%(4)


OREGON FUND

PER SHARE DATA:
Net asset value,
  beginning of period .....             $7.65    $7.66    $7.43    $8.08            $7.64    $7.65    $7.43   $8.02
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Investment operations:
  Net investment income ...              0.38     0.40     0.40     0.40             0.31     0.33     0.33    0.22
  Net realized and
    unrealized gain
    (loss) on investments .              0.26       --     0.25    (0.59)            0.27       --     0.24   (0.59)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total from investment
  operations ..............              0.64     0.40     0.65    (0.19)            0.58     0.33     0.57   (0.37)
Less distributions:
  Dividends (from net
    investment income) ....             (0.38)   (0.40)   (0.40)   (0.40)           (0.31)   (0.33)   (0.33)  (0.22)
  Distributions
    (from net realized
    capital gains) ........             (0.04)   (0.01)   (0.02)   (0.06)           (0.04)   (0.01)   (0.02)    --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.42)   (0.41)   (0.42)   (0.46)           (0.35)   (0.34)   (0.35)  (0.22)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Net asset value,
   end of period ..........             $7.87    $7.65    $7.66    $7.43            $7.87    $7.64    $7.65   $7.43
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return ..............             8.60%    5.27%    9.05%  (2.38)%            7.77%    4.33%    7.86% (4.76)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........           $55,239  $57,345  $59,549  $59,884           $1,678   $1,540   $1,495    $843
Ratio of expenses to
   average net assets .....             0.90%    0.86%    0.86%    0.78%            1.80%    1.76%    1.83%   1.72%(3)
Ratio of net investment
  income to average
  net assets ..............             4.88%    5.18%    5.40%    5.20%            3.98%    4.28%    4.41%   4.32%(3)
Portfolio turnover rate ...            19.46%   28.65%    2.47%    9.43%           19.46%   28.65%    2.47%   9.43%(4)
Without management
  fee waiver:(5)
  Net investment income
    per share .............                               $0.40    $0.39                              $0.33   $0.22
  Ratios:
  Expenses to average
    net assets ............                               0.91%    0.89%                              1.88%   1.82%(3)
  Net investment income to
    average net assets ....                               5.35%    5.09%                              4.36%   4.22%(3)


---------
See footnotes on page 60.

PENNSYLVANIA FUND
                                                 CLASS A                                     CLASS D
                                ----------------------------------------   -------------------------------------------
                                        YEAR ENDED SEPTEMBER 30,                    YEAR ENDED SEPTEMBER 30,
                                ----------------------------------------   -------------------------------------------
                                                                                                              2/1/94(1)
                                1998     1997     1996    1995      1994    1998     1997     1996    1995  to 9/30/94
                                ----     ----     ----     ----     ----    ----     ----     ----     ----   -------
PER SHARE DATA:
Net asset value,
  beginning of period .....             $7.82    $7.79    $7.55    $8.61            $7.81    $7.78    $7.54   $8.37
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Investment operations:
  Net investment income ...              0.36     0.38     0.38     0.39             0.30     0.32     0.31    0.22
  Net realized and
    unrealized gain
    (loss) on investments .              0.24     0.12     0.37    (0.80)            0.24     0.12     0.37   (0.83)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total from investment
  operations ..............              0.60     0.50     0.75    (0.41)            0.54     0.44     0.68   (0.61)
Less distributions:
  Dividends (from net
    investment income) ....             (0.36)   (0.38)   (0.38)   (0.39)           (0.30)   (0.32)   (0.31)  (0.22)
  Distributions
    (from net realized
    capital gains) ........             (0.10)   (0.09)   (0.13)   (0.26)           (0.10)   (0.09)   (0.13)     --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.46)   (0.47)   (0.51)   (0.65)           (0.40)   (0.41)   (0.44)  (0.22)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Net asset value,
  end of period ...........             $7.96    $7.82    $7.79    $7.55            $7.95    $7.81    $7.78   $7.54
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return ..............             7.89%    6.57%   10.55%  (5.00)%            7.07%    5.76%    9.53% (7.50)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........           $30,092  $31,139  $33,251  $34,943             $816     $876     $426     $43
Ratio of expenses to
  average net assets ......             1.19%    1.11%    1.21%    1.16%            1.96%    1.88%    2.23%   2.00%(3)
Ratio of net investment
  income to average
  net assets ..............             4.60%    4.82%    5.05%    4.91%            3.83%    4.05%    4.10%   4.20%(3)
Portfolio turnover rate ...            32.99%    4.56%   11.78%    7.71%           32.99%    4.56%   11.78%   7.71%(4)


SOUTH CAROLINA FUND

PER SHARE DATA:
Net asset value,
  beginning of period .....             $8.07    $7.97    $7.61    $8.52            $8.06    $7.97    $7.61   $8.42
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Investment operations:
  Net investment income ...              0.40     0.41     0.41     0.41             0.33     0.34     0.34    0.22
  Net realized and
    unrealized gain
    (loss) on investments .              0.22     0.12     0.37    (0.79)            0.23     0.11     0.37   (0.81)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total from investment
  operations ..............              0.62     0.53     0.78    (0.38)            0.56     0.45     0.71   (0.59)
Less distributions:
  Dividends (from net
    investment income) ....             (0.40)   (0.41)   (0.41)   (0.41)           (0.33)   (0.34)   (0.34)  (0.22)
  Distributions
    (from net realized
    capital gains) ........             (0.13)   (0.02)   (0.01)   (0.12)           (0.13)   (0.02)   (0.01)     --
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----
Total distributions .......             (0.53)   (0.43)   (0.42)   (0.53)           (0.46)   (0.36)   (0.35)  (0.22)
                               -----    -----    -----    -----    -----   -----    -----    -----    -----   -----

Net asset value,
  end of period ...........             $8.16    $8.07    $7.97    $7.61            $8.16    $8.06    $7.97   $7.61
                               =====    =====    =====    =====    =====   =====    =====    =====    =====   =====
Total return ..............             7.99%    6.82%   10.69%    (4.61)           7.15%    5.73%    9.63% (7.14)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ..........          $101,018 $108,163 $112,421 $115,133           $3,663   $2,714   $1,704  $1,478
Ratio of expenses to
  average net assets ......             0.84%    0.80%    0.88%    0.83%            1.75%    1.70%    1.85%   1.74%(3)
Ratio of net investment
  income to average
  net assets ..............             5.04%    5.15%    5.38%    5.12%            4.13%    4.25%    4.40%   4.29%(3)
Portfolio turnover rate ...                --   20.66%    4.13%   1 .81%               --   20.66%    4.13%   1.81%(4)



-------------------
(1) Commencement of offering of Class D shares.
(2) Not annualized.
(3) Annualized.
(4) For the year ended September 30, 1994.
(5) During the periods presented, Seligman, at its discretion, waived a portion of its fee.

HOW TO CONTACT US

THE FUND                      Write:    Corporate Communications/Investor
                                        Relations Department
                                        J. & W. Seligman & Co. Incorporated
                                        100 Park Avenue, New York, NY 10017

                              Phone:    Toll-Free (800) 221-7844 in the US or
                                        (212) 850-1864 outside the US

                              Website:  http://www.seligman.com



YOUR REGULAR
(NON-RETIREMENT)
ACCOUNT                       Write:    Shareholder Services Department
                                        Seligman Data Corp.
                                        100 Park Avenue, New York, NY 10017

                              Phone:    Toll-Free (800) 221-2450 in the US or
                                        (212) 682-7600 outside the US

                              Website:  http://www.seligman.com



YOUR RETIREMENT
ACCOUNT                       Write:    Retirement Plan Services
                                        Seligman Data Corp.
                                        100 Park Avenue, New York, NY 10017

                              Phone:    Toll-Free (800) 445-1777


--------------------------------------------------------------------------------
       24-hour telephone access is available by dialing (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transaction, and other information.
--------------------------------------------------------------------------------

FOR MORE INFORMATION

--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS AVAILABLE WITHOUT CHARGE UPON REQUEST: CALL TOLL-FREE (800) 221-2450 IN THE US OR (212) 682-7600 OUTSIDE THE US.

STATEMENT OF ADDITIONAL INFORMATION (SAI) CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND. IT IS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) AND IS INCORPORATED BY REFERENCE INTO (IS LEGALLY PART OF) THIS PROSPECTUS.

ANNUAL/SEMI-ANNUAL  REPORTS  CONTAIN  ADDITIONAL  INFORMATION  ABOUT THE  FUND'S
INVESTMENTS. IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

--------------------------------------------------------------------------------






                            SELIGMAN ADVISORS, INC.
                                AN AFFILIATE OF

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864
                       100 PARK AVENUE, NEW YORK, NY 10017





Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (800) SEC-0330. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by writing: Public Reference Section of the SEC, Washington, DC 20549-6009.

SEC FILE NUMBERS: Seligman Municipal Fund Series, Inc.: 811-3828
                  Seligman Municipal Series Trust: 811-4250
                  Seligman New Jersey Municipal Fund, Inc.: 811-5126 Seligman Pennsylvania Municipal Fund Series: 811-4666

                    SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.


                       Statement of Additional Information
                                February 1, 1999

                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864
                       Toll Free Telephone: (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777

This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of the Seligman Municipal Funds, dated February 1, 1999. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers.

The financial statements and notes included in the Fund's Annual Report, and the Independent Auditors' report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.




                                Table of Contents

Fund History ..............................................................    2
Description of the Fund and Its Investments and Risks .....................    2
Management of the Fund ....................................................    8
Control Persons and Principal Holders of Securities .......................   12
Investment Advisory and Other Services ....................................   13
Brokerage Allocation and Other Practices ..................................   17
Shares of Capital Stock and Other Securities ..............................   18
Purchase, Redemption, and Pricing of Shares ...............................   18
Taxation of the Fund ......................................................   23
Underwriters ..............................................................   25
Calculation of Performance Data ...........................................   26
Financial Statements ......................................................   28
General Information .......................................................   29
Appendix A ................................................................   30
Appendix B ................................................................   33
Appendix C ................................................................   49

                                  Fund History

The Fund was incorporated under the laws of the state of Maryland on March 13, 1987.

              Description of the Fund and Its Investments and Risks

Classification

The Fund is a diversified open-end management investment company, or mutual fund.

Investment Strategies and Risks

The following information regarding the Fund's investments and risks supplements the information contained in the Fund's Prospectus.

The Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain by investing in investment-grade New Jersey Municipal Securities. Throughout this SAI , the New Jersey gross income tax is referred to as the New Jersey personal income tax.

The Fund is expected to invest principally, without percentage limitations, in municipal securities which on the date of purchase are rated within the four highest rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Corporation (S&P). Municipal Securities rated in these categories are commonly referred to as investment grade. The Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, the Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.

Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated BBB by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated Baa by Moody's lack outstanding investment characteristics and in fact have speculative characteristics according to Moody's. Municipal securities in the fourth rating category of S&P or Moody's will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

A description of the credit rating categories is contained in Appendix A to this Statement.

New Jersey Municipal Securities. New Jersey Municipal Securities include bonds, notes and commercial paper issued by or on behalf of the State of New Jersey, its political subdivisions, agencies, and instrumentalities, the interest on which is exempt from regular federal income tax and New Jersey personal income tax. Such securities are traded primarily in an over-the-counter market. The Fund may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.

Under the Investment Company Act of 1940 (1940 Act), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

The Fund invests principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds, which are considered municipal bonds if the interest paid thereon is exempt from regular federal income tax (such interest, however, may be subject to the federal alternative minimum tax), are issued by or on behalf of public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.

The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although industrial development bonds (IDBs) are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

The Fund, with respect to 75% of its assets, will not purchase any revenue bonds if as a result of such purchase more than 5% of such Fund's assets would be invested in the revenue bonds of a single issuer.

The Fund may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal Notes include:

     1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

    2. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Issues of municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Securities. A Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that a Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par (face value) plus accrued interest. In Unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.

Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before a Fund is entitled to receive payment of the obligation upon demand, or
(2) the period remaining until the obligation's next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.

Participation Interests. From time to time, a Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. A Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on short notice, for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. Each Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by a Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Funds currently do not purchase participation interests and have no current intention of doing so.

When-Issued Securities. Each Fund may purchase municipal securities on a "when-issued" basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer's purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. A Fund will generally purchase a municipal security sold on a when-issued basis with the intention of actually acquiring the securities on the settlement date.

A separate account consisting of cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments is established with the Fund's custodian in connection with any purchase of when-issued securities. The account is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. A Fund meets in respective obligation to purchase when-issued securities from outstanding cash balances, sale of other securities or, although it would not normally expect to do so, form the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund's payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in each Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

Standby Commitments. The Funds are authorized to acquire standby commitments issued by banks with respect to securities they hold, although the Funds have no present intention of investing any assets in standby commitments. These commitments would obligate the seller of the standby commitment to repurchase, at a Fund's option, specified securities at a specified price.

The price which a Fund would pay for municipal securities with standby commitments generally would be higher than the price which otherwise would be paid for the municipal securities alone, and the Fund would use standby commitments solely to facilitate portfolio liquidity. The standby commitment generally is for a shorter term than the maturity of the security and does not restrict in any way the Fund's right to dispose of or retain the security. There is a risk that the seller of a standby commitment may not be able to repurchase the security upon the exercise of the right to resell by the Fund. To minimize such risks, each Fund is presently authorized to acquire standby commitments solely from banks deemed creditworthy. The Board of Directors may, in the future, consider whether the Funds should be permitted to acquire standby commitments from dealers. Prior to investing in standby commitments of dealers, a Fund, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the Securities and Exchange Commission will issue such an order.

Standby commitments with respect to portfolio securities of a Fund with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such standby commitments is carried as an unrealized loss from the time of purchase until it is exercised or expires. Standby commitments with respect to portfolio securities of a Fund with maturities of 60 days or more which are separate from the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Directors. The Board of Directors would, in connection with the determination of value of such a standby commitment, consider, among other factors, the creditworthiness of the writer of the standby commitment, the duration of the standby commitment, the dates on which or the periods during which the standby commitment may be exercised and the applicable rules and regulations of the Securities and Exchange Commission.

Borrowing. Each Fund may borrow money only from banks and only for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not in excess of 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). Permitted borrowings may be secured or unsecured. The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets.

Taxable Investments. Under normal market conditions, each Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and California personal income tax. Such interest, however, may be subject to the federal alternative minimum tax.

Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of a Fund's net assets.

As a matter of policy, with respect to 50% of the value of its total assets, securities of any issuer will not be purchased by the Fund if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities) at the close of each quarter of its taxable year.

Except as otherwise specifically noted above, the Fund's investment strategies are not fundamental and the Fund, with the approval of the Board of Directors, may change such strategies without the vote of shareholders.

Fund Policies

The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of a Fund. Under these policies, the Fund may not:

- Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes but not for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

- Invest more than 25% of total assets at market value in any one industry; except that municipal securities and securities of the US Government, its agencies, and instrumentalities are not considered an industry for purposes of this limitation.

- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization and except to the extent permitted by Section 12 of the 1940 Act;

- Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Write or purchase put, call, straddle or spread options except that the Fund may acquire standby commitments; purchase securities on margin or sell "short"; or underwrite the securities of other issuers, except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities;

- Purchase or sell commodities or commodity contracts including futures contracts; or

- Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans. The Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Temporary Defensive Position

In abnormal market conditions, if, in the judgment of a Fund, municipal securities satisfying a Fund's investment objectives may not be purchased, a Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not state personal income taxes. Such securities would include those described under "California Municipal Securities" above that would otherwise meet the Fund's objectives.

Also, in abnormal market conditions, a Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated Aa3 or better by Moody's or AA- or better by S&P); prime commercial paper (rated P-1 by Moody's or A-1+/A-1 by S&P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.

Portfolio Turnover

Portfolio transactions will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates but the Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities.

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Fund's portfolio turnover rates for the fiscal years ended September 30, 1998 and 1997, were 23.37% and 20.22 %, respectively. The Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.

                             Management of the Fund
Board of Directors

The Board of Directors provides broad supervision over the affairs of the Fund.

Management Information

Directors and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

      William C. Morris*         Director, Chairman of the       Chairman, J. & W. Seligman & Co. Incorporated, Chairman and Chief
             (60)                Board, Chief Executive          Executive Officer, the Seligman Group of investment companies;
                                 Officer and Chairman of the     Chairman, Seligman Advisors, Inc, Seligman Services, Inc., and
                                 Executive Committee             Carbo Ceramics Inc., ceramic proppants for oil and gas industry;
                                                                 Director, Seligman Data Corp., Kerr-McGee Corporation,
                                                                 diversified energy company; and Sarah Lawrence College; and a
                                                                 Member of the Board of Governors of the Investment Company
                                                                 Institute. Formerly, Director, Daniel Industries Inc.,
                                                                 manufacturer of oil and gas metering equipment.


        Brian T. Zino*           Director, President and         Director and President, J. & W. Seligman & Co. Incorporated;
             (46)                Member of the Executive         President (with the exception of Seligman Quality Municipal Fund,
                                 Committee                       Inc. and Seligman Select Municipal Fund, Inc.) and Director or
                                                                 Trustee, the Seligman Group of investment companies; Chairman,
                                                                 Seligman Data Corp.; Director, Seligman Advisors, Inc., Seligman
                                                                 Services, Inc., and Seligman Henderson Co.


     Richard R. Schmaltz*        Director and Member of the      Director and Managing Director, Director of Investments, J. & W.
             (58)                Executive Committee             Seligman & Co. Incorporated; Director or Trustee, the Seligman
                                                                 Group of investment companies; Director, Seligman Henderson Co., and Trustee Emeritus of Colby College. Formerly, Director,
                                                                 Investment Research at Neuberger & Berman from May 1993 to
                                                                 September 1996.

        John R. Galvin           Director                        Dean, Fletcher School of Law and Diplomacy at Tufts University;
             (69)                                                Director or Trustee, the Seligman Group of investment companies;
       Tufts University                                          Chairman, American Council on Germany; a Governor of the Center
        Packard Avenue,                                          for Creative Leadership; Director; Raytheon Co., electronics;
       Medford, MA 02155                                         National Defense University; and the Institute for Defense
                                                                 Analysis. Formerly, Director, USLIFE Corporation; Ambassador,
                                                                 U.S. State Department for negotiations in Bosnia; Distinguished
                                                                 Policy Analyst at Ohio State University and Olin Distinguished
                                                                 Professor of National Security Studies at the United States
                                                                 Military Academy. From June, 1987 to June, 1992, he was the
                                                                 Supreme Allied Commander, Europe and the Commander-in-Chief,
                                                                 United States European Command.


       Alice S. Ilchman          Director                        Retired President, Sarah Lawrence College; Director or Trustee,
             (63)                                                the Seligman Group of investment companies; Director, the
      18 Highland Circle                                         Committee for Economic Development; and Chairman, The Rockefeller
     Bronxville, NY 10708                                        Foundation, charitable foundation. Formerly, Trustee, The Markle
                                                                 Foundation, philanthropic organization; and Director, NYNEX, telephone company; and International Research and Exchange Board, intellectual exchanges.


       Frank A. McPherson        Director                        Retired Chairman and Chief Executive Officer of Kerr-McGee
             (65)                                                Corporation; Director or Trustee, the Seligman Group of
    123 Robert S. Kerr Ave.                                      investment companies; Director, Kimberly-Clark Corporation,
   Oklahoma City, OK  73102                                      consumer products; Bank of Oklahoma Holding Company; Baptist
                                                                 Medical Center; Oklahoma Chapter of the Nature Conservancy;
                                                                 Oklahoma Medical Research Foundation; and National Boys and Girls
                                                                 Clubs of America; and Member of the Business Roundtable and
                                                                 National Petroleum Council. Formerly, Chairman, Oklahoma City
                                                                 Public Schools Foundation; and Director, Federal Reserve System's
                                                                 Kansas City Reserve Bank and the Oklahoma City Chamber of
                                                                 Commerce.


         John E. Merow           Director                        Retired Chairman and Senior Partner, Sullivan & Cromwell, law
             (69)                                                firm; Director or Trustee, the Seligman Group of investment
       125 Broad Street,                                         companies; Director, Commonwealth Industries, Inc., manufacturers
      New York, NY 10004                                         of aluminum sheet products; the Foreign Policy Association;
                                                                 Municipal Art Society of New York; the U.S. Council for
                                                                 International Business; and The New York and Presbyterian
                                                                 Hospital; Chairman, American Australian Association; and

                                                                 The New York and Presbyterian Hospital Care Network, Inc.;
                                                                 Vice-Chairman, the U.S.-New Zealand Council; and Member of the
                                                                 American Law Institute and Council on Foreign Relations.


        Betsy S. Michel          Director                        Attorney; Director or Trustee, the Seligman Group of investment
             (56)                                                companies; Trustee, the Geraldine R. Dodge Foundation, charitable
         P.O. Box 449                                            foundation; and Chairman of the Board of Trustees of St. George's
      Gladstone, NJ 07934                                        School (Newport, RI). Formerly, Director, the National
                                                                 Association of Independent Schools (Washington, DC).


        James C. Pitney          Director                        Retired Partner, Pitney, Hardin, Kipp & Szuch, law firm; Director
             (72)                                                or Trustee, the Seligman Group of investment companies. Formerly,
 Park Avenue at Morris County,                                   Director, Public Service Enterprise Group, public utility
 P.O. Box 1945, Morristown, NJ
             07962


       James Q. Riordan          Director                        Director or Trustee, the Seligman Group of investment companies;
             (71)                                                Director, The Houston Exploration Company; The Brooklyn Museum,
       675 Third Avenue,                                         KeySpan Energy Corporation; and Public Broadcasting Service; and
          Suite 3004                                             Trustee, the Committee for Economic Development. Formerly,
      New York, NY 10017                                         Co-Chairman of the Policy Council of the Tax Foundation;
                                                                 Director, Tesoro Petroleum Companies, Inc. and Dow Jones & Co.,
                                                                 Inc.; Director and President, Bekaert Corporation; and
                                                                 Co-Chairman, Mobil Corporation.


       Robert L. Shafer          Director                        Retired Vice President, Pfizer Inc.; Director or Trustee, the
             (66)                                                Seligman Group of investment companies. Formerly, Director,
     235 East 42nd Street,                                       USLIFE Corporation.
      New York, NY 10017


       James N. Whitson          Director                        Director and Consultant, Sammons Enterprises, Inc.; Director or
             (63)                                                Trustee, the Seligman Group of investment companies; C-SPAN; and
      300 Crescent Court,                                        CommScope, Inc. manufacturer of coaxial cables. Formerly,
           Suite 700                                             Executive Vice President, Chief Operating Officer, Sammons
       Dallas, TX 75202                                          Enterprises, Inc.; and Director, Red Man Pipe and Supply Company,
                                                                 piping and other materials.


        Thomas G. Moles          Vice President and Senior       Director and Managing Director, J. & W. Seligman & Co.
              (56)               Portfolio Manager               Incorporated; Vice President and Senior Portfolio Manager, three other open-end investment companies in the Seligman Group;
                                                                 President and Senior Portfolio Manager, Seligman Quality
                                                                 Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.,
                                                                 closed-end investment

                                                                 companies; and Director, Seligman Advisors, Inc. and Seligman
                                                                 Services, Inc.


       Lawrence P. Vogel         Vice President                  Senior Vice President, Finance, J. & W. Seligman & Co.
             (42)                                                Incorporated, Seligman Advisors, Inc., and Seligman Data Corp.;
                                                                 Vice President, the Seligman Group of investment companies; and
                                                                 Seligman Services, Inc., and Treasurer, Seligman Henderson Co.


        Frank J. Nasta           Secretary                       Senior Vice President, Law and Regulation and Corporate
             (34)                                                Secretary, J. & W. Seligman & Co. Incorporated; Secretary,
                                                                 the Seligman Group of investment companies, Seligman
                                                                 Advisors, Inc., Seligman Henderson Co., Seligman Services,
                                                                 Inc., and Seligman Data Corp.


         Thomas G. Rose          Treasurer                       Treasurer, the Seligman Group of investment companies and
              (41)                                               Seligman Data Corp.

The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Funds for which no market valuation is available, and to elect or appoint officers of the Funds to serve until the next meeting of the Board.

Directors and officers of the Funds are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation

                                                                          Pension or             Total Compensation
                                                       Aggregate       Retirement Benefits         from Funds and
            Name and                                 Compensation      Accrued as Part of         Fund Complex Paid
       Position with Fund                            from Fund (1)       Fund Expenses           to Directors (1)(2)
       ------------------                            -------------       -------------           -------------------
William C. Morris, Director and Chairman                 N/A                 N/A                         N/A
Brian T. Zino, Director and President                    N/A                 N/A                         N/A
Richard R. Schmaltz, Director                            N/A                 N/A                         N/A
John R. Galvin, Director                               $                     N/A                       $
Alice S. Ilchman, Director                                                   N/A
Frank A. McPherson, Director                                                 N/A
John E. Merow, Director                                                      N/A
Betsy S. Michel, Director                                                    N/A
James C. Pitney, Director                                                    N/A
James Q. Riordan, Director                                                   N/A
Robert L. Shafer, Director                                                   N/A
James N. Whitson, Director                               (d)                 N/A                         (d)

----------
(1) For the Fund's fiscal year ended September 30, 1998. Effective January 16, 1998, the per meeting fee for Directors was increased by $1,000, which is allocated among all funds in the Fund Complex.

(2) The Seligman Group of investment companies consists of eighteen investment companies.

(d)  Deferred.

The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. Under this arrangement, interest will be accrued on the deferred balances. The annual cost of such fees and interest is included in the directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements. The total amount of deferred compensation (including interest) payable in respect of the Fund to Mr. Whitson as of September 30, 1998 was $__________. Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation in the amounts of $__________ and $__________ , respectively, as of September 30, 1998.

The Fund has applied for and received exemptive relief that would permit a director who has elected deferral of his or her fees to choose a rate of return equal to either (1) the interest rate on short-term Treasury bills, or (2) the rate of return on the shares of any of the investment companies advised by J. &
W. Seligman & Co. Incorporated, as designated by the director. The Fund may, but is not obligated to, purchase shares of such investment companies to hedge its obligations in connection with this deferral arrangement.

Sales Charges

Class A shares of the Fund may be issued without a sales charge to present and retired directors, trustees, officers, employees (and their family members) of the Fund, the other investment companies in the Seligman Group, and J. & W. Seligman & Co. Incorporated and its affiliates. Family members are defined to include lineal descendents and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by J. & W. Seligman & Co. Incorporated or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Fund.

Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

               Control Persons and Principal Holders of Securities

Control Persons

As of November 2, 1998, there was no person or persons who controlled the Fund, either through significant ownership of Fund shares or any other means of control.

Principal Holders

   As of November2, 1998, MLPF&S For The Benefit Of Its Customers #974B3, Attn Fund Administration, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246 owned of record 14.03% of the outstanding Class A shares of the Fund.

Management Ownership

Directors and officers of the Fund as a group owned 1% of the Fund's Class A capital stock at November 2, 1998. As of that date, no Directors or officers owned shares of the Fund's Class D capital stock.

At November 2, 1998, no Trustees or officers of the Fund owned any shares of any class of the Fund.

                     Investment Advisory and Other Services

Investment Adviser

J. & W. Seligman & Co. Incorporated (Seligman) manages the Fund. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. On December 29, 1988, a majority of the outstanding voting securities of Seligman was purchased by Mr. William C. Morris and a simultaneous recapitalization of Seligman occurred. See Appendix C for further history of Seligman.

All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.

The Fund pays Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to .50% per annum of the Fund's average daily net assets. For the fiscal years ended September 30, 1998, 1997, and 1996, the Fund paid Seligman management fees in the amount of $315,590, $325,747, and $356,576,respectively.

The Fund pays all of its expenses other than those assumed by Seligman, including brokerage commissions, if any, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Funds and their shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Fund not employed by or serving as a director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. These expenses are allocated between the Funds in a manner determined by the Trustees to be fair and equitable.

The Management Agreement also provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Management Agreement was unanimously approved by the Directors at a Meeting held on October 11, 1988 and was also approved by the shareholders at a meeting held on December 16, 1988. The Management Agreement will continue in effect until December 29 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to December 29 of each year that it does not desire such continuance. The Management Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of its Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.

Officers, directors and employees of Seligman are permitted to engage in personal securities transactions, subject to Seligman's Code of Ethics. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Compliance Officer, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits each of the officers, directors and employees (including all portfolio managers) of Seligman from purchasing or selling any security that the officer, director, or employee knows or believes (1) was recommended by Seligman for purchase or sale by any client, including the Fund, within the preceding two weeks, (2) has been reviewed by Seligman for possible purchase or sale within the preceding two weeks, (3) is being purchased or sold by any client, (4) is being considered by a research analyst, (5) is being acquired in a private placement, unless prior approval has been obtained from Seligman's Compliance Officer, or (6) is being acquired during an initial or secondary public offering. The Code of Ethics also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

The Code of Ethics also prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages; and (2) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

Officers, directors, and employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.

Principal Underwriter

Seligman Advisors, Inc., (Seligman Advisors) an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management of the Fund" as trustees or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Adviser

Under the Management Agreement, dated December 29, 1988, subject to the control of the Board of Directors, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers their business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of trustees of the Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund with respect to its investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares of the Fund, as set forth below:

                                                                                   Regular Dealer
                                    Sales Charge           Sales Charge              Reallowance
                                     as a % of             as a % of Net              As a % of
Amount of Purchase                Offering Price(1)       Amount Invested          Offering Price
------------------                -----------------       ---------------          --------------
Less than  $ 50,000                     4.75%                  4.99%                    4.25%
$50,000  -  $ 99,999                    4.00                   4.17                     3.50
$100,000  -  $249,999                   3.50                   3.63                     3.00
$250,000  -  $499,999                   2.50                   2.56                     2.25
$500,000  -  $999,999                   2.00                   2.04                     1.75
$1,000,000  and over(2)                  0                      0                        0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

(2) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

Rule 12b-1 Plan

The Fund has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of Class A and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from the Fund.

Under the 12b-1 Plan, the Fund reimburses Seligman Advisors for its actual expenses incurred with respect to Class A shares at an annual rate of up to .25% of the average daily net asset value of Class A shares. It is expected that the proceeds from the fee in respect of Class A shares will be used primarily to compensate Service Organizations which enter into agreements with Seligman Advisors. Such Service Organizations will receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or the maintenance of shareholder accounts. The fee payable from time to time is, within such limit, determined by the Trustees. In the event that Seligman Advisors is not fully reimbursed for expenses or payments made to Service Organizations with respect to Class A shares in any fiscal year, such unreimbursed amounts cannot be carried over to be paid in any other fiscal year. The total amount paid to Seligman Advisors for the year ended September 30, 1998 in respect of the Fund's Class A shares pursuant to the 12b-1 Plan was $133,429, which was equal to an annual rate of 0.22% of the Fund's average daily net assets.

Under the 12b-1 Plan, the Fund reimburses Seligman Advisors for its expenses with respect to Class D shares at an annual rate of up to 1% of the average daily net asset value of the Class D shares.

Proceeds from the Class D fees are used primarily to compensate Service Organizations for administration, shareholder services and distribution assistance (including a continuing fee of up to .25% on an annual basis of the average daily net asset value of Class D shares attributable to particular Service Organizations for providing personal service on shareholder accounts) and will initially be used by Seligman Advisors to defray the expense of the payment of 1% made by it to Service Organizations at the time of sale of Class D shares. The total amount paid for the year ended September 30, 1998 by the Fund's Class D shares pursuant to the 12b-1 Plan was 1% per annum of the average daily net assets of Class D shares, or $16,974. The amounts expended by Seligman Advisors in any one year upon the initial purchase of Class D shares may exceed the amounts received by it from 12b-1 Plan payments retained. Expenses with respect to Class D shares in one fiscal year of the Fund may be paid from Class D 12b-1 Plan fees received from the Fund in any other fiscal year. For the fiscal year ended September 30, 1998 there were $__________ of unreimbursed expenses incurred under the 12b-1 Plan with respect to Class D shares. This amount is equal to ___% of the net assets of Class D at September 30, 1997.

Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred with respect to any other class, or any other Seligman mutual fund. Expenses attributable the Fund as a whole will be allocated to the Fund's Class A and Class D shares in accordance with a methodology approved by the Trustees. The Fund may participate in joint distribution activities with other Seligman mutual funds, and the expenses of such activities will be allocated among such funds in accordance with a methodology approved by the Trustees.

During the Fund's fiscal year ended September 30, 1998, the payments made by each Fund to Seligman Advisors under the 12b-1 Plan were spent on the following activities in the following amounts:

                                                                Class A           Class D
                                                                -------           -------
Advertising

Printing and Mailing of Prospectuses to other than Current
Shareholders

Compensation to Service Organizations

Compensation to Sales Personnel

Interest, Carrying, or Other Finance Charges

Other

The 12b-1 Plan was approved on January 12, 1988 by the Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Qualified Directors") and was approved by shareholders of the Fund December 16, 1988. Amendments to the Plan were approved in respect of the Class D shares on November 18, 1993 by the Directors, including a majority of the Qualified Directors, and became effective with respect to the Class D shares on February 1, 1994. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the 12b-1 Plan without the approval of a majority of the outstanding voting securities of the Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Directors and the Qualified Directors in accordance with the applicable provisions of the 1940 Act and the rules thereunder.

The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors.

Seligman Services, Inc. (SSI), an affiliate of Seligman, is a limited purpose broker/dealer. SSI acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation from the Fund pursuant to the 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended September 30, 1998, 1997, and 1996, SSI received distribution and service fees of $10,296, $9,787, and $8,659, respectively, pursuant to the 12b-1 Plan.

                    Brokerage Allocation and Other Practices

Brokerage Transactions

Seligman will seek the most favorable price and execution in the purchase and sale of portfolio securities of the Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

For the fiscal years ended September 30, 1998, 1997, and 1996, no brokerage commissions were paid by the Fund.

Commissions

For the fiscal years ended September 30, 1998, 1997, and 1996, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, or Seligman Advisors.

Brokerage Selection

Consistent with seeking the most favorable price and execution when buying or selling portfolio securities, Seligman may give consideration to the research, statistical, and other services furnished by brokers or dealers to Seligman for its use, as well as the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis, and reports concerning issuers, industries, and securities deemed by Seligman to be beneficial to the Funds. In addition, Seligman is authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis although the use of such brokers may result in a higher brokerage charge to the Funds than the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to Seligman in connection with its services to clients other than the Funds.

Directed Brokerage

During the Fund's fiscal year ended September 30, 1998 neither the Fund nor Seligman directed any of the Fund's brokerage transactions to a broker because of research services provided.

Regular Broker-Dealers

During the Fund's fiscal year ended September 30, 1998, the Fund did not acquire securities of any of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act).

                       Capital Stock and Other Securities

Capital Stock

The Fund is authorized to issue 100,000,000 shares of capital stock, each with a par value of $.001, divided into two classes, designated Class A and Class D shares. Each share of the Fund's Class A and Class D capital stock is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. The Fund has adopted a multiclass plan pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the multiclass plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

Other Securities

The Fund has no authorized securities other than capital stock.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Purchases of Class A shares by a "single person" (as defined below) may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund and shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Advisors is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Fund's Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Dean Witter Reynolds, Inc. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp.

Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares; to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act; to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors; to financial institution trust departments; to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares; to accounts of financial institutions or broker/dealers that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts; pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund; to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors; and to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of the Fund, may use the Fund's Systematic Withdrawal Plan to withdraw up to 10 of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Directors of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.

If, with respect to a redemption of any Class A Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Fund Reorganizations

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Payment in Securities. In addition to cash, the Funds may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Funds do not presently intend to accept securities in payment for Fund shares. Generally, a Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Funds will not accept restricted securities in payment for shares. The Funds will value accepted securities in the manner provided for valuing portfolio securities.

Offering Price

When you buy or sell Fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares.

NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund will also determine NAV for each class on each day in which there is a sufficient degree of trading in the Fund's portfolio securities that the NAV of Fund shares might be materially affected. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV.

The securities in which the Fund invests are traded primarily in the over-the-counter market. Municipal securities and other short-term holdings maturing in more than 60 days are valued on the basis of quotations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. In the absence of such quotations, fair value will be determined in accordance with procedures approved by the Trustees. Short-term holdings having remaining maturities of 60 days or less are generally valued at amortized cost.

Generally, trading in certain securities such as municipal securities, corporate bonds, US Government securities, and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of a Fund's shares are computed as of such times.

Specimen Price Make-Up

Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares are sold with a maximum initial sales charge of 4.75% and Class D shares are sold at NAV(1). Using each Class's NAV at September 30, 1998, the maximum offering price of the Fund's shares is as follows:

Class A

     Net asset value per share ....................................        $7.78
                                                                           -----

     Maximum sales charge (4.75% of offering price) ...............          .39
                                                                           -----

     Offering price to public .....................................        $8.17
                                                                           =====

Class D

     Net asset value and offering price per share(1)...............        $7.86
                                                                           =====
----------
(1) Class D shares are subject to a CDSC of 1% on redemptions within one year of purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the Securities and Exchange Commission. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              Taxation of the Fund

The Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of the Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (2) and the Fund diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash, US Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities).

Federal Income Taxes

If, at the end of each quarter of its taxable year, at least 50% of the Fund's total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt interest dividends paid by the Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less any expenses allocable to the Fund.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of net capital gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year. Net Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Distributions from the Fund's other investment income (other than exempt interest dividends) or from net realized short-term gain will taxable to shareholders as ordinary income, whether received in cash or invested in additional shares. Distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.

Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent that the Fund's distributions are exempt from federal income tax.

Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may "substantial users" (or "related person" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of the Fund.

New Jersey Taxes

In the opinion of __________, New Jersey counsel to the New Jersey Fund, income distributions paid from a "qualified investment fund" are exempt from the New Jersey personal income tax, to the extent attributable to tax-exempt obligations specified by New Jersey law. As defined in N.J.S.A. 54A:6-14.1, a qualified investment fund is any investment or trust company, or Fund of such investment company or trust registered with the Securities and Exchange Commission, which for the calendar year in which a distribution is paid, has (i) no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables, and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indices related thereto (such financial options, etc. being referred to herein as "Financial Instruments"), and (ii) which has at least 80% of the aggregate principal amount of all its investments, excluding Financial Instruments, to the extent such instruments are authorized by section 851(b) of the Internal Revenue Code, cash and cash items, including receivables, invested in obligations issued by New Jersey, or in obligations that are free from state or local taxation under New Jersey and federal laws such as obligations issued by the governments of Puerto Rico, Guam or the Virgin Islands ("Municipal Securities"). Interest income and gains realized by the New Jersey Fund upon disposition of obligations and distributed to the shareholders are exempt from the New Jersey personal income tax to the extent attributable to Municipal Securities. Gains resulting from the redemption or sale of shares of the New Jersey Fund would also be exempt from the New Jersey personal income tax.

The New Jersey personal income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, interest on Municipal Securities is included in the net income tax base for purposes of computing the corporation business tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.

The New Jersey Fund will notify shareholders by February 15 of each calendar year as to the amounts of all such dividends and distributions which are exempt from federal income taxes and New Jersey personal income tax and the amounts, if any, which are subject to such taxes. Shareholders are, however, urged to consult with their own tax advisors as to the federal, state or local tax consequences in their specific circumstances.

Prospective investors should be aware that an investment in a state municipal fund may not be suitable for persons who do not receive income subject to income taxes of such state.

                                  Underwriters

Distribution of Securities

The Fund and Seligman Advisors are parties to a Distributing Agreement dated January 1, 1993 under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Fund's shares of beneficial interest, Seligman Advisors allows reallowances to all dealers on sales of Class A shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.

Total sales charges paid by shareholders of Class A shares of the Fund for the fiscal years ended September 30, 1998, 1997, and 1996 are shown below. Also shown are the amounts of the sales charges that were retained by Seligman Advisors, as well as the amount of CDSC on Class A shares that Seligman Advisors retained.

                             Total Sales Charges Paid    Amount of Class A Sales    Amount of Class A CDSC
                                  by Shareholders         Charges Retained by              Retained
Fiscal Year                      on Class A Shares          Seligman Advisors        by Seligman Advisors
-----------                      -----------------          -----------------        --------------------
1998
1997                                 $ 96,284                    $11,430                      --
1996                                  110,566                     12,922                      --

For the fiscal years ended September 30, 1998, 1997, and 1996, Seligman Advisors retained CDSC charges on Class D shares amounting to $__________, $260, and $91, respectively.

Compensation

Seligman Advisors received the following commissions and other compensation from the Fund during its fiscal year ended September 30, 1998:

               Net Underwriting       Compensation on
                 Discounts and        Redemptions and          Brokerage              Other
                  Commissions           Repurchases           Commissions        Compensation(1)
                  -----------           -----------           -----------        ---------------

(1)

SSI is eligible to receive commissions from certain sales of Fund shares. For the Fund's fiscal years ended September 30, 1998, 1997, and 1996, SSI received commissions of $__________, $2451, and $611, respectively.

Other Payments

Seligman Advisors shall pay broker/dealers, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" (as defined under "Purchase of Shares--Eligible Employee Benefit Plans") that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows:
1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.

Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by Seligman during a specified period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                         Calculation of Performance Data

Class A

The annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class A shares was ___%. The annualized yield was computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 4.75% of the net amount invested) on September 30, 1998, which was the last day of this period. The average number of Class A shares of the Fund was __________, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period.

The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class A shares was ___%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers).

The average annual total return for the Fund's Class A shares for the one-year period ended September 30, 1998 was ___%. The average annual total return for the Fund's Class A shares for the five-year period ended September 30, 1998 was ___%. The average annual total return for the Fund's Class A shares for the ten-year period ended September 30, 1998 was ___%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of the Fund. From this $1,000, the maximum sales load of $47.50 (4.75% of public offering price) was deducted. It was then assumed that all of the dividends and distributions by the Fund's Class A shares over the relevant time period were reinvested. It was then assumed that at the end of the one-year period, the five-year period, and the ten-year period of the Fund, the entire amount was redeemed. The average annual total return was then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).

Class D

The annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class D shares was ___%.. The annualized yield was computed as for Class A shares by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value) on September 30, 1998 which was the last day of this period. The average number of Class D shares of the Fund was __________, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class D shares was ___%. The tax equivalent annualized yield was computed as discussed above for Class A shares.

The average annual total return for the Fund's Class D shares for the one-year period ended September 30, 1998 was ___%. The average annual total return for the Fund's Class D shares for the period since inception through September 30, 1998 was ___%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares of the Fund and that all of the dividends and distributions by the Fund's Class D shares over the relevant time period were reinvested. It was then assumed that at the end of the one-year period and the period since inception of the Fund, the entire amount was redeemed, subtracting the 1% CDSL, if applicable

The tables below illustrate the total returns on a $1,000 investment in the Fund's Class A and Class D shares for the ten years ended September 30, 1998 or from the Class's inception through September 30, 1998, assuming investment of all dividends and capital gain distributions.

                                               Class A

                    Value of          Value of                         Total Value
  Year              Initial         Capital Gain       Value of             Of              Total
 Ended(1)        Investment(2)     Distributions       Dividends      Investment(2)     Return(1)(3)
 --------        -------------     -------------       ---------      -------------     ------------
9/30/89          $                 $                   $              $
9/30/90
9/30/91
9/30/92
9/30/93
9/30/94
9/30/95
9/30/96
9/30/97
9/30/98                                                                                             %

                                               Class D

                    Value of          Value of                         Total Value
  Year              Initial         Capital Gain       Value of             of              Total
 Ended(1)        Investment(2)     Distributions       Dividends      Investment(2)     Return(1)(3)
 --------        -------------     -------------       ---------      -------------     ------------
9/30/94
9/30/95
9/30/96
9/30/97
9/30/98                                                                                             %

----------
(1) For the ten-year period ended September 30, 1998 for Class A shares; and from commencement of operations for Class D shares on February 1, 1994.

(2) The "Value of Initial Investment" as of the date indicated reflects the effect to the maximum sales load and CDSC, if applicable, assumes that all dividends and capital gain distributions were taken in cash and reflects changes in the net asset vale of the shares purchased with the hypothetical initial investment. "Total Value of Investment" reflects the effect of the CDSC, if applicable, and assumes investment of all dividends and capital gain distributions.

(3) Total return for each Class of the Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified, subtracting the maximum sales load or CDSC, if applicable; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its value at the end of the period by the amount of the hypothetical initial investment.

Seligman waived its fees and reimbursed certain expenses during some of the periods above, which positively affected the performance results presented.

                              Financial Statements

The Fund's Annual Report to Shareholders for the fiscal year ended September 30, 1998 contains a schedule of the investments of the Fund as of September 30, 1998, as well as certain other financial information as of that date. The financial statements and notes included in the Annual Report, and the

Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished, without charge, to investors who request copies of this SAI.

                               General Information

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless it is clear that the interests of each class or Series in the matter are substantially identical or that the matter does not affect any interest of such class or Series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.

Custodian. Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Fund. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Fund.

Auditors. ____________________, independent auditors, have been selected as auditors of the Fund. Their address is _____________________________.

                                   Appendix A

Moody's Investors Service, Inc. ("Moody's")
Municipal Bonds

     Aaa: Municipal bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Municipal bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Municipal bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Municipal bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

     Ba: Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Municipal bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

     C: Municipal bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

     Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or by established and broad-based access to the market for refinancing. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. Loans bearing the designation MIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Commercial Paper

     Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

     The designation "Prime-2" or "P-2" indicates that the issuer has a strong capacity for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issues rated "Not Prime" do not fall within any of the Prime rating categories.

Standard & Poor's Corporation ("S&P")

Municipal Bonds

     AAA: Municipal bonds rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

     AA: Municipal bonds rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A: Municipal bonds rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Municipal bonds rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

     C: The rating C is reserved for income bonds on which no interest is being paid.

     D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

Municipal Notes

     SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Satisfactory capacity to pay principal and interest.

Commercial Paper

     S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

     A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

     C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

     D: Debt rated "D" is in payment default.

     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

     The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   Appendix B

                 SPECIAL CONSIDERATIONS REGARDING INVESTMENTS IN
                         NEW JERSEY MUNICIPAL SECURITIES

     Some of the significant financial considerations relating to the investments of the Seligman New Jersey Municipal Fund are summarized below. The following information constitutes only a brief summary, does not purport to be a complete description and is largely based on information drawn from official statements relating to securities offerings of New Jersey municipal obligations available as of the date of this Statement of Additional Information. The accuracy and completeness of the information contained in such offering statements has not been independently verified.

     State Finance/Economic Information. New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,077 people per square mile, it is the most densely populated of all the states. New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. Historically, New Jersey's average per capita income has been well above the national average, and in 1996 New Jersey ranked second among the states in per capita personal income ($31,053).

     By the beginning of the national recession (which officially started in July 1990 according to the National Bureau of Economic Research), construction activity had already been declining in New Jersey for nearly two years. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities, trucking and warehousing.

     Reflecting the economic downturn, the rate of unemployment in New Jersey rose from 3.6% during the first quarter of 1989 to a recessionary peak of 8.5% during 1992. Since then, the unemployment rate fell to an average of 6.2% in 1996 and 5.5% for the six month period from January 1997.

     For the recovery period as a whole, May 1992 to June 1997, service-producing employment in New Jersey has expanded by 283,500 jobs. In the manufacturing sector, employment losses slowed between 1992 and 1994. During 1995 and 1996, however, manufacturing job losses increased slightly to 10,100 and 13,900 respectively, reflecting a slowdown in national manufacturing production activity. Conditions have slowly improved in the construction industry, where employment has risen by 18,600 since its low in May 1992.

     New Jersey's Budget and Appropriation System. New Jersey operates on a fiscal year ending on June 30. The General Fund is the fund into which all New Jersey revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of New Jersey is accounted for in the General Fund, which includes revenues received from taxes and unrestricted by statute, most federal revenues, and certain miscellaneous revenue items. The Appropriation Acts enacted by the New Jersey Legislature and approved by the Governor provide the basic framework for the operation of the General Fund. The undesignated General Fund balance at year end for fiscal year 1994 was $1,264.6 million, for fiscal year 1995 was $950.2 million and for fiscal year 1996 was $882.2 million. For fiscal year 1997, the undesignated balance in the General Fund was $1,078.3 million, subject to change upon completion of the year-end audit. The estimated undesignated balance for fiscal year 1998 is $553.5 million, based on the amounts contained in the fiscal year 1998 Appropriations Acts. The fund balances are available for appropriation in succeeding fiscal years.

     During the course of the fiscal year, the Governor may take steps to reduce State expenditures if it appears that revenues have fallen below those originally anticipated. There are additional means by which the Governor may ensure that the State does not incur a deficit. Under the State Constitution, no supplemental appropriation may be enacted after adoption of an appropriations act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation.

     General Obligation Bonds. New Jersey finances capital projects primarily through the sale of its general obligation bonds. These bonds are backed by the full faith and credit of New Jersey. Tax revenues and certain other fees are pledged to meet the principal and interest payments required to pay the debt fully.

     The aggregate outstanding general obligation bonded indebtedness of New Jersey as of June 30, 1997 was $3.437 billion. The appropriation for the debt service obligation on outstanding indebtedness is $483.7 million for fiscal year 1998.

     In addition to payment from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you-go basis. For fiscal year 1998, the amount appropriated to this purpose is $516.0 million.

     Tax and Revenue Anticipation Notes. In fiscal year 1992 New Jersey initiated a program under which it issued tax and revenue anticipation notes to aid in providing effective cash flow management to fund balances which occur in the collection and disbursement of the General Fund and Property Tax Relief Fund revenues. There are presently $800 million of tax and revenue anticipation notes outstanding. These notes mature on June 15, 1998. Such notes constitute special obligations of New Jersey payable solely from moneys on deposit in the General Fund and Property Tax Relief Fund and legally available for such payment.

     Lease Financing. New Jersey has entered into a number of leases relating to the financing of certain real property and equipment. New Jersey leases the Richard J. Hughes Justice Complex in Trenton from the Mercer County Improvement Authority (the "MCIA"). Under the lease agreements with the New Jersey Economic Development Authority (the "EDA"), New Jersey leases (i) office buildings that house the New Jersey Division of Motor Vehicles, New Jersey Network, a branch of the United States Postal Service and a parking facility, (ii) approximately 13 acres of real property and certain infrastructure improvements thereon located in the city of Newark, (iii) certain energy saving equipment which shall be installed in various buildings around New Jersey and (iv) the New Jersey Performing Arts Center Facility in the City of Newark. New Jersey also leases several office buildings, facilities and improvements from the New Jersey Building Authority (the "NJBA"). Rental payments under each of the foregoing leases are sufficient to pay debt service on the related bonds issued by MCIA, EDA and NJBA, and in each case are subject to annual appropriation by the New Jersey Legislature.

     Beginning in April 1984, New Jersey, acting through the Director of the Division of Purchase and Property, entered into a series of lease purchase agreements which provide for the acquisition of equipment, services and real property to be used by various departments and agencies of New Jersey. To date, New Jersey has completed eleven lease purchase agreements which have resulted in the issuance of Certificates of Participation totaling $749,350,000. The agreements relating to these transactions provide for semi-annual rental payments. New Jersey's obligation to pay rentals due under these leases is subject to annual appropriations being made by the New Jersey Legislature.

     State Supported School and County College Bonds. Legislation provides for future appropriations for New Jersey aid to local school districts equal to debt service on a maximum principal amount of $280,000,000 of bonds issued by such local school districts for construction and renovation of school facilities and for New Jersey aid to counties equal to debt service on up to $80,000,000 of bonds issued by counties for construction of county college facilities. The New Jersey Legislature is not legally bound to make such future appropriations, but has done so to date on all outstanding obligations issued under these laws.

     "Moral Obligation" Financing. The authorizing legislation for certain New Jersey entities provides for specific budgetary procedures with respect to certain obligations issued by such entities. Pursuant to such legislation, a designated official is required to certify any deficiency in a debt service reserve fund maintained to meet payments of principal of and interest on the obligations, and a New Jersey appropriation in the amount of the deficiency is to be made. However, the New Jersey Legislature is not legally bound to make such an appropriation. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as "moral obligation" bonds. There is no statutory limitation on the amount of "moral obligation" bonds which may be issued by eligible New Jersey entities.

          The following table sets forth the "moral obligation" bonded indebtedness issued by New Jersey entities as of June 30, 1997.

                                                                    Maximum
                                                                     Annual
                                                                  Debt Service
                                                                   Subject to
                                                                     Moral
                                             Outstanding           Obligation
                                             -----------           ----------
New Jersey Housing and
Mortgage Finance Agency ...............     $399,224,305.59      $ 37,344,151.04

South Jersey Port Corporation .........       78,715,000.00         7,002,815.00

Higher Education Assistance
Authority .............................      136,385,000.00        23,155,400.00
                                            ---------------      ---------------

                                            $614,324,305.59      $ 67,502,366.04
                                            ===============      ===============

     Higher Education Assistance Authority. The Higher Education Assistance Authority ("HEAA") has issued $149,996,064 aggregate principal amount of revenue bonds. It is anticipated that the HEAA's revenues will be sufficient to cover debt service on its bonds.

     New Jersey Housing and Mortgage Finance Agency. Neither the New Jersey Housing and Mortgage Finance Agency nor its predecessors, the New Jersey Housing Finance Agency and the New Jersey Mortgage Finance Agency, have had a deficiency in a debt service reserve fund which required New Jersey to appropriate funds to meet its "moral obligation." It is anticipated that this agency's revenues will continue to be sufficient to cover debt service on its bonds.

     South Jersey Port Corporation. New Jersey has periodically provided the South Jersey Port Corporation (the "Port Corporation") with funds to cover all debt service and property tax requirements, when earned revenues are anticipated to be insufficient to cover these obligations. For calendar years 1986 through 1997, New Jersey has made appropriations totaling $49,560,536.25 which covered deficiencies in revenues of the Port Corporation, for debt service and property tax payments.

     New Jersey Sports and Exposition Authority. On March 2, 1992, the New Jersey Sports and Exposition Authority (the "Sports Authority") issued $147,490,000 in New Jersey guaranteed bonds and defeased all previously outstanding New Jersey guaranteed bonds of the Sports Authority. New Jersey officials have stated the belief that the revenue of the Sports Authority will be sufficient to provide for the payment of debt service on these obligations without recourse to New Jersey's guarantee.

     Legislation enacted in 1992 authorizes the Sports Authority to issue bonds for various purposes payable from New Jersey appropriations. Pursuant to this legislation, the Sports Authority and the New Jersey Treasurer have entered into an agreement (the "State Contract") pursuant to which the Sports Authority will undertake certain projects, including the refunding of certain outstanding bonds of the Sports Authority, and the New Jersey Treasurer will credit to the Sports Authority Fund amounts from the General Fund sufficient to pay debt service and other costs related to the bonds. The payment of all amounts under the State Contract is subject to and dependent upon appropriations being made by the New Jersey Legislature. As of June 30, 1997 there are approximately $458,890,000 aggregate principal amount of Sports Authority bonds outstanding, the debt service on which is payable from amounts credited to the Sports Authority Fund pursuant to the State Contract.

     New Jersey Transportation Trust Fund Authority. In July 1984, New Jersey created the New Jersey Transportation Trust Fund Authority (the "TTFA"), an instrumentality of New Jersey organized and existing under the New Jersey Transportation Trust Fund Authority Act of 1984, as amended (the "TTFA Act") for the purpose of funding a portion of New Jersey's share of the cost of improvements to New Jersey's transportation system. Pursuant to the TTFA Act, the TTFA, the New Jersey Treasurer and the Commissioner of Transportation executed a contract (the "TTFA Contract") which provides for the payment of these revenues to the TTFA. The payment of all such amounts is subject to and dependent upon appropriations being made by the New Jersey Legislature and there is no requirement that the Legislature make such appropriation. On May 30, 1995, the New Jersey Legislature amended the TTFA Act to provide, among other things, for (i) the issuance of debt in an aggregate principal amount in excess of the statutory debt limitation in effect prior to the enactment of the 1995 amendments, (ii) an increase in the amount of revenues available to the TTFA and
(iii) broadening the scope of transportation projects.

     Pursuant to the Act, the aggregate principal amount of TTFA's bonds, notes or other obligations outstanding at any one time may not exceed $700 million plus amounts carried over from prior fiscal years. These bonds are special obligations of the TTFA payable from payments made by New Jersey pursuant to the TTFA Contract.

     Economic Recovery Fund Bonds. Legislation enacted during 1992 by New Jersey authorizes the EDA to issue bonds for various economic development purposes. Pursuant to that legislation, EDA and the New Jersey Treasurer have entered into an agreement (the "ERF Contract") through which EDA has agreed to undertake the financing of certain projects and the New Jersey Treasurer has agreed to credit to the Economic Recovery Fund from the General Fund amounts equivalent to payments due to New Jersey under an agreement with the Port Authority of New York and New Jersey. The payment of all amounts under the ERF Contract is subject to and dependent upon appropriations being made by the New Jersey Legislature.

     State Pension Funding Bonds. Legislation enacted in June 1997 authorizes the EDA to issue bonds to pay a portion of New Jersey's unfunded accrued pension liability for New Jersey's retirement systems (the "Unfunded Accrued Pension Liability"), which, together with amounts derived from the revaluation of the pension assets pursuant to companion legislation enacted at the same time, will be sufficient to fully fund the Unfunded Accrued Pension Liability. On June 30, 1997 the EDA issued $2,803,042,498.56 aggregate principal amount of State Pension Funding Bonds, Series 1997A-1997C. The EDA and the New Jersey Treasurer have entered into an agreement which provides for the payment to the EDA of monies sufficient to pay debt service on the bonds. Such payments are subject to and dependent upon appropriations being made by the New Jersey Legislature.

                 SUMMARY OF OTHER NEW JERSEY RELATED OBLIGATIONS
                               AS OF JUNE 30, 1997

Type of Issue                                                     Outstanding
-------------                                                     -----------
Lease Financing
       MCIA                                                   $   86,980,000.00
       EDA                                                       178,945,202.20
       NJBA                                                      485,464,928.57
       State COP                                                 108,380,000.00
EFA                                                              279,915,000.00
Market Transition Facility                                       705,270,000.00
State-Supported School and County College Bonds                   96,615,172.70
Moral Obligation                                                 614,324,305.59
Sports Authority                                                 579,085,000.00
TTFA(1)                                                        2,889,305,000.00
Economic Recovery Fund Bonds                                     228,227,868.90
State Pension Funding Bonds                                    2,803,042,498.56
                                                              -----------------

TOTAL                                                         $9,055,554,976.52
                                                              =================

Subsequent Issues Since
June 30, 1997                         Par Amount              Date of Issue
-------------                         ----------              -------------

NJBA(2)                             224,630,000.00                9/17/97
Higher Education
Assistance Authority                 10,000,000.00                10/6/97

     Municipal Finance. New Jersey's local finance system is regulated by various statutes designed to assure that all local governments and their issuing authorities remain on a sound financial basis. Regulatory and remedial statutes are enforced by the Division of Local Government Services (the "Division") in the New Jersey State Department of Community Affairs.

     Counties and Municipalities. The Local Budget Law (N.J.S.A. 40A:4-1 et seq.) imposes specific budgetary procedures upon counties and municipalities ("local units"). Every local unit must adopt an operating budget which is balanced on a cash basis, and items of revenue and appropriation must be examined by the Director of the Division (the "Director"). The accounts of each local unit must be independently audited by a registered municipal accountant. New Jersey law provides that budgets must be submitted in a form promulgated by the Division and further provides for limitations on estimates of tax collection and for reserves in the event of any shortfalls in collections by the local unit. The Division reviews all municipal and county annual budgets prior to adoption for compliance with the Local Budget Law. The Director is empowered to require changes for compliance with law as a condition of approval; to disapprove budgets not in accordance with law; and to prepare the budget of a local unit, within the limits of the adopted budget of the previous year with suitable adjustments for legal compliance, if the local unit is unwilling to prepare a budget in accordance with law. This process insures that every municipality and county annually adopts a budget balanced on a cash basis, within limitations on appropriations or tax levies, respectively, and making adequate provision for principal of and interest on

----------
(1) Includes $347,655,000 grant anticipation notes issued by the New Jersey Transit Corporation ("NJT"). To the extent these notes are not payable by NJT, these notes are payable by the TTFA pursuant to a Standby Deficiency Agreement entered into by the TTFA and the Trustee for the notes. The Standby Deficiency Agreement was issued on a parity with all bonds issued by the TTFA.

(2) Includes approximately $103,000,000 of refunding bonds issued to refund certain of the NJBA's prior bonds.

indebtedness falling due in the fiscal year, deferred charges and other statutory expenditure requirements. The Director also oversees changes to local budgets after adoption as permitted by law, and enforces regulations pertaining to execution of adopted budgets and financial administration. In addition to the exercise of regulatory and oversight functions, the Division offers expert technical assistance to local units in all aspects of financial administration, including revenue collection and cash management procedures, contracting procedures, debt management and administrative analysis.

     The Local Government Cap Law (N.J.S.A. 4OA:4-45.1 et seq.) (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any municipality and the tax levy of any county to either 5 percent or an index rate determined annually by the Director, whichever is less. However, where the index percentage rate exceeds 5 percent, the Cap Law permits the governing body of any municipality or county to approve the use of a higher percentage rate up to the index rate. Further, where the index percentage rate is less than 5 percent, the Cap Law also permits the governing body of any municipality or county to approve the use of a higher percentage rate up to 5 percent. Regardless of the rate utilized, certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to these limitations are municipal and county appropriations to pay debt service requirements; to comply with certain other New Jersey or federal mandates; appropriations of private and public dedicated funds; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections and, amounts required pursuant to contractual obligations for specified services. The Cap Law was re-enacted in 1990 with amendments and made a permanent part of the municipal finance system.

     New Jersey law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within 120 days of the end of the fiscal year (six months in the case of the counties) in which issued. The Local Bond Law (N.J.S.A. 4OA:2-1 I.) governs the issuance of bonds and notes by the local units. No local unit is permitted to issue bonds for the payment of current expenses (other than Fiscal Year Adjustment Bonds described more fully below). Local units may not issue bonds to pay outstanding bonds, except for refunding purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of first issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit, as annually determined by the Director of the Division of Taxation, for each of the three most recent years. In the calculation of debt capacity, the Local Bond Law and certain other statutes permit the deduction of certain classes of debt ("statutory deductions") from all authorized debt of the local unit ("gross capital debt") in computing whether a local unit has exceeded its statutory debt limit. Statutory deductions from gross capital debt consist of bonds or notes (i) authorized for school purposes by a regional school district or by a municipality or a school district with boundaries coextensive with such municipality to the extent permitted under certain percentage limitations set forth in the School Bond Law (as hereinafter defined); (ii) authorized for purposes which are self-liquidating, but only to the extent permitted by the Local Bond Law; (iii) authorized by a public body other than a local unit the principal of and interest on which is guaranteed by the local unit, but only to the extent permitted by law; (iv) that are bond anticipation notes; (v) for which provision for payment has been made; or (vi) authorized for any other purpose for which a deduction is permitted by law. Authorized net capital debt (gross capital debt minus statutory deductions) is limited to 3.5 percent of the equalized valuation basis in the case of municipalities and 2 percent of the equalized valuation basis in the case of counties. The debt limit of a county or municipality, with certain exceptions, may be exceeded only with the approval of the Local Finance Board.

     Chapter 75 of the Pamphlet Laws of 1991, signed into law on March 28, 1991, required certain municipalities and permits all other municipalities to adopt the New Jersey fiscal year in place of existing calendar fiscal year. Municipalities that change fiscal years must adopt a six month transition year budget funded by fiscal year adjustment bonds. Notes issued in anticipation of fiscal year adjustment bonds, including renewals, can only be issued for up to one year unless the Local Finance Board permits the municipality to renew them for a further period of time. The Local Finance Board must confirm the actual deficit experienced by the municipality. The municipality then may issue fiscal year adjustment bonds to finance the deficit on a permanent basis.

     There are 567 municipalities and 21 counties in New Jersey. During 1993, 1994 and 1995 no county exceeded its statutory debt limitations or incurred a cash deficit in excess of 4 percent of its tax levy. Only two municipalities had a cash deficit greater than 4 percent of their tax levies for 1994 and 1995. The number of municipalities which exceeded statutory debt limits was six as of December 31, 1994. No New Jersey municipality or county has defaulted on the payment of interest or principal on any outstanding debt obligation since the 1930s.

     School Districts. New Jersey's school districts operate under the same comprehensive review and regulation as do its counties and municipalities. Certain exceptions and differences are provided, but New Jersey supervision of school finance closely parallels that of local governments.

     All New Jersey school districts are coterminous with the boundaries of one or more municipalities. They are characterized by the manner in which the board of education, the governing body of the school district, takes office. Type I school districts, most commonly found in cities, have a board of education appointed by the mayor or the chief executive officer of the municipality constituting the school district. In a Type II school district, the board of education is elected by the voters of the district. Nearly all regional and consolidated school districts are Type II school districts.

     The New Jersey Department of Education has been empowered with the necessary and effective authority to abolish an existing school board and create a New Jersey-operated school district where the existing school board has failed or is unable to take the corrective actions necessary to provide a thorough and efficient system of education in that school district pursuant to N.J.S.A. 18A:7a-15 (the "School Intervention Act"). The New Jersey-operated school district, operated under the direction of a New Jersey-appointed superintendent, has all of the powers and authority of the local board of education and of the local district superintendent. Pursuant to the authority granted under the School Intervention Act, on October 4, 1989, the New Jersey Board of Education ordered the creation of a New Jersey-operated school district in the city of Jersey City. Similarly, on August 7, 1991, the New Jersey Board of Education ordered the creation of a New Jersey-operated school district in the city of Paterson and on July 5, 1995 ordered the creation of a New Jersey-operated school district in the City of Newark.

     School Budgets. In every school district having a board of school estimate, the board of school estimate examines the budget request and fixes the appropriate amounts of the next year's operating budget after a public hearing at which the taxpayers and other interested persons shall have an opportunity to raise objections and to be heard with respect to the budget. This board certifies the budget to the municipal governing bodies and to the local board of education. If the local board of education disagrees, it must appeal to the Commissioner to request the changes.

     In a Type II school district without a board of school estimate, the elected board of education develops the budget proposal and, after public hearing, submits it to the voters of such district for approval. Previously authorized debt service is not subject to referendum in the annual budget process. If approved, the budget goes into effect. If defeated, the governing body of each municipality in the school district has until May 19 in any year to determine the amount necessary to be appropriated for each item appearing in such budget. Should the governing body fail to certify an amount determined by the board of education to be necessary, the board of education may appeal the action to the Commissioner.

     The state laws governing the distribution of state aid to local school districts limit the annual increase of a school district's net current expense budget. The Commissioner certifies the allowable amount of increase for each school district but may grant a higher level of increase in certain limited instances. A school district may also submit a proposal to the voters to raise amounts above the allowable amount of increase. If defeated, such a proposal is subject to further review or appeal only if the Commissioner determines that additional funds are required to provide a thorough and efficient education.

     In New Jersey-operated school districts the New Jersey District Superintendent has the responsibility for the development of the budget subject to appeal by the governing body of the municipality to the Commissioner and the Director of the Division of Local Government Services in the New Jersey Department of Community Affairs. Based upon his review, the Director is required to certify the amount of revenues which can be raised locally to support the budget of the New Jersey operated district. Any difference between the amount which the Director certifies and the total amount of local revenues required by the budget approved by the Commissioner is to be paid by the State in the fiscal year in which the expenditures are made subject to the availability of appropriations.

     School District Bonds. School district bonds and temporary notes are issued in conformity with N.J.S.A. 18A:24-1 et seq. (the "School Bond Law"), which closely parallels the Local Bond Law (for further information relating to the Local Bond Law, see "MUNICIPAL FINANCE-Counties and Municipalities" herein). Although school districts are exempted from the 5 percent down payment provision generally applied to bonds issued by municipalities and counties, they are subject to debt limits (which vary depending on the type of school system provided) and to New Jersey regulation of their borrowing. The debt limitation on school district bonds depends upon the classification of the school district, but may be as high as 4 percent of the average equalized valuation basis of the constituent municipality. In certain cases involving school districts in cities with populations exceeding 100,000, the debt limit is 8 percent of the average equalized valuation basis of the constituent municipality, and in cities with populations in excess of 80,000 the debt limit is 6 percent of the aforesaid average equalized valuation.

     School bonds are authorized by (i) an ordinance adopted by the governing body of a municipality within a Type I school district; (ii) adoption of a proposal by resolution by the board of education of a Type II school district having a board of school estimate; (iii) adoption of a proposal by resolution by the board of education and approval of the proposal by the legal voters of any other Type II school district; or (iv) adoption of a proposal by resolution by a capital project control board pursuant to N.J.S.A. 18A:7A-46.1 et seq. for projects in a New Jersey operated school district. If school bonds will exceed the school district borrowing capacity, a school district (other than a regional school district) may use the balance of the municipal borrowing capacity. If the total amount of debt exceeds the school district's borrowing capacity, the Commissioner and the Local Finance Board must approve the proposed authorization before it is submitted to the voters. All authorizations of debt in a Type II school district without a board of school estimate require an approving referendum, except where, after hearing, the Commissioner and the New Jersey Board of Education determine that the issuance of such debt is necessary to meet the constitutional obligation to provide a thorough and efficient system of public schools. When such obligations are issued, they are issued by, and in the name of, the school district.

     In Type I and II school districts with a board of school estimate, that board examines the capital proposal of the board of education and certifies the amount of bonds to be authorized. When it is necessary to exceed the borrowing capacity of the municipality, the approval of a majority of the legally qualified voters of the municipality is required, together with the approval of the Commissioner and the Local Finance Board. When such bonds are issued for a Type I school district, they are issued by the municipality and identified as school bonds. When bonds are issued by a Type II school district having a board of school estimate, they are issued by, and in the name of, the school district.

     All authorizations of debt must be reported to the Division of Local Government Services by a supplemental debt statement prior to final approval.

     School District Lease Purchase Financings. In 1982, school districts were given an alternative to the traditional method of bond financing capital improvements pursuant to N.J.S.A. 18A:20-4.2(f) (the "Lease Purchase Law"). The Lease Purchase Law permits school districts to acquire a site and school building through a lease purchase agreement with a private lessor corporation. The lease purchase agreement does not require voter approval. The rent payments attributable to the lease purchase agreement are subject to annual appropriation by the school district and are required, pursuant to N.J.A.C. 6:22A-1.2(h), to be included in the annual current expense budget of the school district. Furthermore, the rent payments attributable to the lease purchase agreement do not constitute debt of the school district and therefore do not impact on the school district's debt limitation. Lease purchase agreements in excess of five years require the approval of the Commissioner and the Local Finance Board.

     Qualified Bonds. In 1976, legislation was enacted (P.L. 1976, c.38 and c.39) which provides for the issuance by municipalities and school districts of "qualified bonds." Whenever a local board of education or the governing body of a municipality determines to issue bonds, it may file an application with the Local Finance Board and, in the case of a local board of education, the Commissioner, to qualify bonds pursuant to P.L. 1976, c.38 or c.39. Upon approval of such an application and after receipt of a certificate stating the name and address of the paying agent for such bonds, the maturity schedule, interest rates and payment dates, the New Jersey Treasurer shall, in the case of qualified bonds for school districts, withhold from the school aid payable to such municipality or school district and, in the case of qualified bonds for municipalities, withhold from the amount of business personal property tax replacement revenues, gross receipts tax revenues, municipal purposes tax assistance fund distributions, New Jersey urban aid, New Jersey revenue sharing, and any other funds appropriated as New Jersey aid and not otherwise dedicated to specific municipal programs, payable to such municipalities, an amount sufficient to cover debt service on such bonds. These "qualified bonds" are not direct, guaranteed or moral obligations of New Jersey, and debt service on such bonds will be provided by New Jersey only if the above-mentioned appropriations are made by New Jersey. Total outstanding indebtedness for "qualified bonds" consisted of $224,492,700 by various school districts as of June 30, 1995 and $903,760,316 by various municipalities as of June 30, 1995.

     New Jersey School Bond Reserve Act. The New Jersey School Bond Reserve Act (N.J.S.A. 18A:56-17 et seq.) establishes a school bond reserve within the constitutionally dedicated Fund for the Support of Free Public Schools. Under this law the reserve is maintained at an amount equal to 1.5 percent of the aggregate outstanding bonded indebtedness of counties, municipalities or school districts for school purposes (exclusive of bonds whose debt service is provided by New Jersey appropriations), but not in excess of monies available in such fund. If a municipality, county or school district is unable to meet payment of the principal of or interest on any of its school bonds, the trustee of the school bond reserve will purchase such bonds at the face amount thereof or pay the holders thereof the interest due or to become due. At June 30, 1995, the book value of the Fund's assets aggregated $88,736,798 and the reserve, computed as of June 30, 1995, amounted to $38,811,015. There has never been an occasion to call upon this fund. New Jersey provides support of certain bonds of counties, municipalities and school districts through various statutes.

     Local Financing Authorities. The Local Authorities Fiscal Control Law (N.J.S.A. 40A:5A-1 et seq.) provides for state supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the New Jersey Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies created by counties or municipalities, which are empowered to issue bonds, to impose facility or service charges, or to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.). Authorities which are subject to differing New Jersey or federal financial restrictions are exempted, but only to the extent of that difference.

     Financial control responsibilities over local authorities and special districts are assigned to the Local Finance Board and the Director of the Division of Local Government Services. The Local Finance Board exercises approval power over the creation of new authorities and special districts as well as their dissolution. The Local Finance Board also reviews, conducts public hearings and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between an municipality or county and an authority or special district. The Local Finance Board prescribes minimum audit requirements to be followed by authorities and special districts in the conduct of their annual audits. The Director reviews and approves annual budgets of authorities and special districts.

     Litigation. The following are cases presently pending or threatened in which New Jersey has the potential for either a significant loss of revenue or a significant unanticipated expenditure.

     New Jersey Education Association et. al v. State of New Jersey et. al. This case represents a challenge to amendments to the pension laws enacted on June 30, 1994 (P.L. 1994, Chapter 62), which concerned the funding of the Teachers Pension and Annuity Fund ("TPAF"), the Public Employee's Retirement System ("PERS"), the Police and Fireman's Retirement System ("PFRS"), the New Jersey Police Retirement System (CSPRS") and the Judicial Retirement System ("JRS"). The complaint was filed in the United States District Court of New Jersey on October 17, 1994. The statute, P.L. 1994, Chapter 62 ("Chapter 62"), as enacted, made several changes affecting these retirement systems including changing the actuarial funding method to projected unit credit; continuing the prefunding of post-retirement medical benefits but at a reduced level for TPAF and PERS; revising the employee member contribution rate to a flat 5% for TPAF and PERS; extending the phase in period for the revised TPAF actuarial assumptions; changing the phase-in period for funding of cost-of-living adjustments and reducing the inflation assumption for the Cost of Living Adjustment ("COLA") for all retirement systems; and decreasing the average salary increase assumption for all retirement systems. Plaintiffs allege that the changes resulted in lower employer contributions in order to reduce a general budget deficit. The complaint further alleges that certain provisions of Chapter 62 violate the contract, due process, and taking clauses of the United States and New Jersey Constitutions, and further constitute a breach of New Jersey 's fiduciary duty to participants in TPAF and PERS. Plaintiffs seek to permanently enjoin New Jersey from administering, enforcing or otherwise implementing Chapter 62. An adverse determination against New Jersey would have a significant impact upon the Fiscal Year 1997 and Fiscal Year 1998 budgets. New Jersey filed a motion to dismiss and a motion for summary judgment.

     On October 6, 1995, the Court issued its opinion in which it dismissed the State of new Jersey as a party to the action. The only defendant is Treasurer Clymer. The claims surviving the motion are: (1) breach of trust and fiduciary duty (against the Treasurer in both his individual and official capacities); (2) violation of Due Process (against the Treasurer in both his individual and official capacities); and (3) a 42 U.S. C. ss. 1983 claim (against the Treasurer in his individual capacity).

     The State of New Jersey filed a motion for reconsideration or, in the alternative, for certification to the Third Circuit Court of Appeals, of the remaining claims. By order dated December 19, 1995, the District Court denied the motion in all respects. On January 29, 1996, the State, on behalf of Treasurer Clymer, filed a Petition for a Writ of Mandamus and a Motion for a Stay of the Proceedings below, pending consideration and disposition of the petition, with the Third Circuit Court of Appeals. In the petition, Treasurer Clymer asked the Court of Appeals to direct the District Court to dismiss the complaint or enter summary judgment in his favor. Alternatively, the Treasurer asked the Court of Appeals to order the District Court to vacate its order denying summary judgment and resolve that motion as a matter of law without discovery or fact finding or to certify the issues for interlocutory appeal. The Third Circuit Court of

Appeals denied the motion and petition on February 20, 1996. The matter was stayed pending the adoption of the Appropriations Act for Fiscal Year 1998 and has been closed on a stipulation of dismissal entered by the court upon consent of all the parties with no payment made by any of the parties.

     Tort, Contract and Other Claims. At any given time, there are various numbers of claims and cases pending against the State, State agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act (N.J.S.A. 59: 1-1, et seq.). The State does not formally estimate its reserve representing potential exposure for these claims and cases. The State is unable to estimate its exposure for these claims and cases.

     The State routinely receives notices of claim seeking substantial sums of money. The majority of those claims have historically proven to be of substantially less value than the amount originally claimed. Under the New Jersey Tort Claims Act, any ton litigation against the State must be preceded by a notice of claim, which affords the State the opportunity for a six-month investigation prior to the filing of any suit against it. At any given time, there are various numbers of claims and cases pending against the University of Medicine and Dentistry and its employees, seeking recovery of monetary damages that are primarily paid out of the Self Insurance Reserve Fund created pursuant to the New Jersey Tort Claims Act (N.J.S.A. 59:1-1, et seq.). An independent study estimated an aggregate potential exposure of $90,800,000 for tort and medical malpractice claims pending as of June 30, 1997. In addition, at any given time, there are various numbers of contract and other claims against the University of Medicine and Dentistry, seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. The State is unable to estimate its exposure for these claims.

     County of Passaic v. State of New Jersey. This action filed by the County of Passaic, the Passaic County Utilities Authority, and the Passaic County Pollution Control Financing Authority ("plaintiffs"), alleged tort and contractual claims against the State of New Jersey ("State") and the New Jersey Department of Environmental Protection ("NJDEP") associated with a resource recovery facility which plaintiffs had once planned to build. The plaintiffs alleged that the State and the NJDEP violated a 1984 consent order concerning the construction of a resource recovery facility in Passaic County. Plaintiffs' complaint alleged approximately $30 million in damages against the State and the NJDEP. On March 17, 1995, the court granted the State's motion for summary judgment, dismissing all counts of plaintiffs' complaint against the State and the NJDEP, with prejudice. The court found that there was no legal obligation or duty on the part of the State or the NJDEP concerning the project. Plaintiffs have filed an appeal of the court's decision. On October 17, 1997, the Appellate Division affirmed the lower court dismissal and the time for filing of a petition for recertification has elapsed.

     Interfaith Community Organization v. Shinn, et al. In late October, 1993, the Interfaith Community Organization ("ICO") a coalition of churches and church leaders in Hudson County, filed suit on behalf of the ICO's membership and the citizens of Hudson County against the Governor, the Commissioner of the New Jersey Department of Environmental Protection ("DEP"), Commissioner of the Department of Health ("DOH"), and Lance Miller, Assistant Commissioner of DEP. The multicount complaint alleged violations of numerous laws, allegedly resulting from the existence of chromium contamination in the State-owned Liberty State Park in Jersey City. It also asserted the alleged failure by DEP and DOH to properly conduct remediation and health screens in Hudson County concerning chromium contamination. No immediate relief was sought, but injunctive and monetary relief was asked for.

     In June 1994, ICO hired a law firm to represent it in this matter. The firm filed amended complaints, naming only Commissioner Shinn of DEP and Governor Whitman as defendants and alleges only Clean Water Act ("CWA") and Resource Conservation Recovery Act ("RCRA") violations at Liberty State

Park. Under the "citizen suit" provisions of these federal acts, plaintiff is seeking remediation health studies and attorneys' fees. ICO has served the defendants with a motion for a preliminary injunction requesting that the court order the closure of Liberty State Park, security which will permit no entry to the park, emergency dust suppression efforts and a plan to remediate the park. The State has opposed the motion. The State is unable to estimate its exposure for this claim. In March, 1995, ICO filed another lawsuit over the shipments of soil from the 1-287 Wetlands Mitigation Project to Liberty State Park. The defendants in that suit are Commissioner Shinn, Governor Whitman, Commissioner Wilson of the Department of Transportation ("DOT"') and R. W. Vogel, Inc., the transporter of the soil. The new suit seeks a declaration that the CWA is being violated and demands cessation of all construction at Liberty State Park and penalties against Vogel. The State intends to defend these suits vigorously.

     American Trucking Associations, Inc. and Tri-State Motor Transit, Co. v. State of New Jersey. The American Trucking Associations, Inc. ("ATA") and Tri-State Motor Transit, Co. filed a complaint in the Tax Court on March 23, 1994 against the State of New Jersey and certain state officials challenging the constitutionality of annual A-901 hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection ("DEP"). A-901 refers to the Assembly bill number which was adopted in 1983 as an amendment to the Solid Waste Management Act, N.J.S.A. 13AE-1 et seq., and codified at N.J.S.A. 13:1E-126 et seq., establishing a requirement that all persons and entities engaged in solid and hazardous waste activities in the State be investigated prior to the issuance of a license. Plaintiffs are alleging that the A-901 renewal fees discriminate against interstate commerce in violation of the Commerce Clause of the United States Constitution; that the fees are not used for the purposes for which they are levied; and that the fees do not reflect the duration or complexity of the services rendered by the government entities receiving the fees as required under the A-901 statute. Plaintiffs are seeking a declaration that the fees are unconstitutional; a permanent injunction enjoining the future collection of the fees; a refund of all annual A-901 renewal fees and all fines and penalties collected pursuant to enforcement of these provisions; and attorneys' fees and costs. Plaintiffs have obtained a class certification of their action. On October 2, 1997, oral argument was conducted on the parties' cross motions for summary judgment in the Tax Court.

     The DEP currently collects approximately $3.5 to $4 million in A-901 fees annually. In previous years, the total amount of fees collected was higher because the number of applicants and licensees subject to the fees was much larger. It is presently unknown what portion of the A-901 fees are paid by haulers engaged in interstate commerce, and what percentage of the monies are renewal fees as opposed to initial application fees. Consequently, the State is unable to estimate its exposure for this claim and intends to defend this suit vigorously.

     Abbott v. Burke. On January 6, 1997 the Education Law Center filed a motion in aid of litigants' rights with the Supreme Court of New Jersey in Abbott v. Burke. In 1994 the Supreme Court ruled in Abbott v. Burke that the State had to enact a funding formula that would close the spending gap between poor urban school districts and wealthy suburban districts by fiscal year 1998. On December 20, 1996 the Comprehensive Education Improvement and Financing Act ("CEIFA") was enacted. CEIFA is a departure from the mechanisms of previous funding formulas. The CEIFA is centered upon the Core Curriculum Content Standards - a comprehensive description of what all students should know and be able to accomplish upon completion of a thirteen year public education. The State projects that special needs districts will be spending between 91% and 96% of the wealthy suburban districts in the 1997-1998 school year under CEIFA. Plaintiffs concede that, under CEIFA, special needs districts are projected to be spending at 91% of the wealthy suburban districts in the 1997-1998 fiscal year. In its motion, the Education Law Center requests, in part, relief in the form of 100% spending parity or State aid in the amount of approximately $200 million dollars to be redistributed to the special needs districts. On May 14, 1997, the Supreme Court rendered a decision in Abbott v. Burke and held that CEIFA was unconstitutional as applied to the 28 Abbott districts. The Court ordered the State to appropriate additional funds, beginning in the 1997-98 school year, so that each Abbott district would be able to spend at the average of the wealthy suburban districts. In addition, the Court remanded the matter to the Superior Court to oversee a directive to the Commissioner of Education to study and report on the special educational needs of students in the Abbott districts and the facilities needs in those districts. The Superior Court is required to issue a final determination on those issues by December 31, 1997. The Supreme Court retained jurisdiction of the matter.

     Affiliated FM Insurance Company, et al. v. State of New Jersey, et al. The plaintiffs in this action are insurers licensed or admitted to write property and casualty insurance in the State of New Jersey pursuant to N.J.S.A. 17:17-1 et seq. and are all members of the New Jersey Property-Liability Insurance Guaranty Association ("PLIGA"), a private; non-profit organization created to cover claims against certain insolvent insurers. Plaintiffs have filed suit in the Superior Court of New Jersey Chancery Division, Mercer County against the State of New Jersey, the Commissioner of Banking and Insurance, the Department of Banking and Insurance, the State Treasurer and PLIGA. Plaintiffs contend that their assessments are being used to retire debt of the Market Transition Fund ("MTF"). The plaintiffs argue that they were never members of the MTF, are not statutorily responsible for its losses, have not agreed to assume its losses and did not relinquish any right to repayment of loan assessments to PLIGA. Under the Fair Automobile Insurance Reform Act of 1990 ("FAIRA"), PLIGA is responsible for assessing and collecting from its member insurers the amounts necessary to make certain loans to the Automobile Insurance Guaranty Fund (the "Auto Guaranty Fund"), a special nonlapsing fund create pursuant to FAIRA. Plaintiffs contend that assessments dating back to 1990 are in dispute and challenge the constitutionality of the assessments and legislation which allow the assessments to be redirected to the MTF and request declaratory relief, an order that the monies assessed since 1990 be returned, and an accounting. The State intends to vigorously defend this action and has filed a motion to dismiss this case. In a related matter, In the Matter of the 1997 Assessment Made by the New Jersey Property Liability Insurance Guaranty Association pursuant to N.J.S.A. 17.30A4, the American Insurance Association ("AIA") and the Alliance of American Insurers ("Alliance") filed an appeal of administrative action in Superior Court-Appellate Division, seeking an emergent stay of their obligation to pay assessments to PLIGA. These assessments were due on July 28, 1997. Pursuant to N.J.S.A. 17:30A-8a(9), PLIGA assesses its members in order that PLIGA can then loan these monies to the New Jersey Automobile Insurance Guaranty Association ("Auto Guaranty Fund") for use by the MTF to pay its unfunded liabilities. PLIGA is required by N.J.S.A. 17:30A-8a(10) to make loans in the amount of $160 million per calendar year to the Auto Guaranty Fund. AIA and the Alliance allege that the assessment of $160 million for calendar year 1997 is without statutory authority. On July 28, 1997, the court denied plaintiff's application for emergent relief, denied the State's motion for summary disposition, and granted plaintiffs motion to accelerate. The State intends to vigorously defend this action.

     C.F., et al. v. Fauver, et al. This case is brought as a purported class action consisting of prisoners with serious mental disorders who are confined within the facilities of the Department of Corrections (the "Class") against the Commissioner of the Department of Corrections and other officers of the Department of Corrections. The Class alleges cruel and unusual punishment, violation of the Americans with Disabilities Act of 1990, discrimination against members of the Class, sex discrimination and violation of due process. The suit was brought by the Class in the United States District Court of the District of New Jersey. Through this action, the Class seeks injunctive relief in the form of changes to the manner in which mental health services are provided to inmates. The Class also seeks changes in the disciplinary process to the extent that an inmate's mental health is taken into consideration by a hearing officer when adjudicating a disciplinary charge. Discovery has commenced and is continuing. The State intends to vigorously defend this action.

     Cleary v. Waldman. This case involves the spousal impoverishment provisions of the Medicare Catastrophic Coverage Act ("MCCA"). Under this provision, the spouse of an institutionalized husband or wife, is allowed to have sufficient funds to live in the community, called the monthly needs allowance.

     The State in determining a spouse's monthly needs allowance, uses a system called the "income first" rule. If a community spouse does not have sufficient funds to meet the monthly needs allowance, an institutionalized spouse is allowed to shift his or her income to the community spouse to make up the difference. If the institutionalized spouse's income is insufficient to meet the monthly needs allowance, then the institutionalized spouse is allowed to shift resources to the community spouse to generate income to make up the difference. A class action was brought in federal court in which plaintiffs' argue that the income first rule is disallowed under the MCCA. Rather plaintiffs claim that the MCCA mandates the use of what is called the "resource-first" rule. Under this scheme, before income is shifted from the institutionalized spouse to the community spouse to meet the monthly needs allowance, resources must be shifted first and income generated from these resources used to meet the monthly needs allowance. Estimates of exposure if a court were to find that the MCAA only allows the "resource-first rule has been estimated in the area of $50 million per year from both State and Federal sources combined.

     Plaintiffs filed for a preliminary injunction arguing that, under federal law, only the resource first rule was allowed under the MCCA. The State opposed the motion and the New Jersey Association of Health Care Facilities and the New Jersey Association for Non-Profit Homes for the Aging moved for intervenor status, opposing the plaintiffs' motion. The court granted the motion of intervention and denied the motion for preliminary injunction, finding that plaintiffs were unlikely to prevail on the merits since New Jersey's methodology was at least a permissible application of the federal law. Subsequently, plaintiffs filed for class certification which was granted on March 25, 1996. On March 26, 1997, Plaintiffs filed a Notice of Appeal to the Court of Appeals for the Third Circuit. Briefing on plaintiffs' application for preliminary injunction has been completed and it is anticipated that the matter will be argued during the first calendar quarter of 1998. The State intends to vigorously defend this action.

     United Hospitals et al. v. State of New Jersey and William Waldman. This case represents a challenge by 18 New Jersey hospitals to Medicaid hospital reimbursement since February 1995. The matter was filed in the Appellate Division of the Superior Court of New Jersey in January, 1997. The hospitals challenge all of the following: (i) whether the State complied with certain federal requirements for Medicaid reimbursement; (ii) whether the State's reimbursement regulations, N.J.A.C. 10:52-1 et. seq., are arbitrary, capricious and unreasonable; (iii) whether the Department of Human Services (DHS) incorrectly calculated the rates, (iv) whether DHS denied hospitals of a meaningful appeal process; (v) whether the 1996-7 State Appropriations Act (L.1996, c.42) violates the New Jersey Constitution with respect to the provision for Medicaid reimbursement to hospitals; and (vi) whether DHS violated the Medicaid State Plan, filed with the U.S. Department of Health and Human Services, in implementing hospital rates in 1995 and 1996. The State intends to vigorously defend this action.

     Trump Hotels & Casino Resorts, Inc. ("Trump") v. Mirage Resorts Incorporated, The State of New Jersey et al. An action was filed in Federal District Court to enjoin and declare unlawful the actions of the Mirage Resorts Incorporated ("Mirage"), the State of New Jersey, the New Jersey Department of Transportation, the South Jersey Transportation Authority, the Casino Reinvestment Development Authority ("CRDA") the New Jersey Transportation Trust Fund Authority and certain officials of the aforesaid agencies and authorities in their efforts to revitalize Atlantic City through the design and construction of a highway and tunnel funded by Mirage, the New Jersey Transportation Trust Fund Authority and $55,000,000 in bonds to be issued by the South Jersey Transportation Authority and collateralized by future alternative investment obligations of casinos to be located in the marina district of Atlantic City. Plaintiffs claim that the highway and tunnel development funding violates a provision of the New Jersey State Constitution that requires the State to dedicate all State revenues derived from gambling to programs benefiting the elderly and the disabled pursuant to the New Jersey State Constitution, Article IV, Section 7, Paragraph 2. The plaintiffs further allege that (i) the failure to disclose the constitutional infirmaties alleged in the financing for the highway and tunnel project will be material omissions within the meaning of Rule l0b-5 of the Securities and Exchanges Act of 1934; (ii) the defendants have sought to avoid the federal requirements of the Clean Water Act, the Federal Highway Act, and the Clean Air Act;

and (iii) the defendants have sought to avoid the requirement of the New Jersey Coastal Area Facility Review Act. The defendants filed a motion to dismiss the federal action. In an opinion filed May 1, 1997. defendant's motion to dismiss the federal suit was granted. The motion is now pending in the U.S. Court of Appeals for the Third Circuit.

     While the Trump v. Mirage action was pending, the State and CRDA filed a declaratory judgment action in Superior Court of New Jersey, Law Division
- Atlantic County, entitled, State of New Jersey and CRDA v. Trump Hotels & Casino Resorts, Inc. In this action, the State and CRDA sought a declaratory judgment that the alternative investment program established under N.J.S.A. 5:12-144.1 of the CRDA legislation and the use of parking fees and sales tax revenues under the CRDA legislation to fund eligible projects do not violate the New Jersey State Constitution. In an opinion filed May 14, 1997, declaratory judgment was granted in favor of the State and CRDA. Trump's application for direct certification of that decision to the New Jersey Supreme Court was denied. The matter is now in the Appellate Division.

     United Senior Alliance et al. v. State of New Jersey. This matter was filed in the Superior Court of New Jersey and represents a similar challenge as the Trump Hotels v. Mirage Resorts case described above. The case alleges that the Casino Reinvestment Development Authority funding mechanisms are illegal including the gross receipts tax, the parking tax and the Atlantic City fund. The plaintiffs in this action have been denied a motion to intervene in the Trump Hotels v. Mirage Resorts matter in the Appellate Division but have been granted the right to appear and participate as an amicus. The Superior Court has placed this matter on the inactive list.

     Five additional cases have been filed in opposition to the road and tunnel project which also contain related challenges. The five matters, Bryant et al.
v. New Jersey Department of Transportation et al, Merolla and Brady v. The Casino Reinvestment Development Authority et al., Middlesex County v. The Casino Reinvestment Development Authority et al., Gallagher et al. v. The Casino Reinvestment Development Authority et al. and George Harms v. State of New Jersey et al. are also being vigorously defended by the State. In three of these cases ("Merolla", "Middlesex" and "Gallagher") the court granted summary judgment in favor of the New Jersey Department of Transportation and the South Jersey Transportation Authority on September 29, 1997. These plaintiffs have filed an appeal.

     Blecker v. State of New Jersey. This is a class action lawsuit filed in Superior Court-Law Division, Atlantic County, on behalf of all providers of Medicare Part B services to Qualified Medicare Beneficiaries (QMB's) seeking reimbursement for Medicare co-insurance and deductibles not paid by the State Medicaid program from 1988 to February 10, 1995. QMB's are persons who are eligible for Medicare and Medicaid and from whom Medicaid pays the premiums for Medicare Part B benefits. From 1988 until February 10, 1995 the State did not pay providers for co-insurance and deductibles unless the Medicare rate plus the co-insurance and deductibles was equal to or less than the Medicaid reimbursement rate for the service. Plaintiff alleges a breach of the contract between the State and Federal governments intended to benefit providers, and a breach of a contract between the State Medicaid program and its providers, as well as a claimed violation of federal civil rights law. Plaintiff is seeking all co-insurance and deductibles for Medicare Part B benefits provided to all QMB's for the period from 1988 to 1995. On August 11, 1997, the State filed a motion to dismiss the matter and on September 15, 1997, the State filed a motion for summary judgment. Arguments on the motions are scheduled for late November or early December 1997. The State intends to vigorously defend this lawsuit.

     Spadoro, v. New Jersey Economic Development Authority, Alan Steinberg, Brian W. Clymer, Joseph Latoof and Elizabeth Randall. The Pension Bond Financing Act of 1997 authorized the New Jersey Economic Development Authority (the "Authority") to issue bonds to fund the accrued unfunded liability in the State's pension funds. Bonds in the amount of $2,803,042,498.56 were issued by the Authority on June 30, 1997 for the purposes set forth in the Pension Bond Financing Act of 1997. This suit, a second attempt by this plaintiff to challenge the Pension Bond Act, was brought in July 1997 to challenge the validity of the Authority's resolution authorizing the issuance of the bonds. Fundamentally, the plaintiff alleges that the resolution is invalid because (i) the State Treasurer and the other ex officio members of the Authority had a conflict of interest, (ii) the actions of the Authority violated the public policy of the State, and (iii) there were various procedural defects in the conduct of the meeting. On September 2, 1997, the defendants filed a motion for summary judgment. Briefs have been filed and oral argument is scheduled for January 9, 1998. The State and the Authority intend to vigorously defend this action.

     Camden County Energy Recovery Associates v. New Jersey Department of Environmental Protection, Board of Chosen Freeholders of the County of Camden, et al. Plaintiff, Camden County Energy Recovery Associates ("CCERA"), the owner and operator of a resource recovery facility in South Camden since 1991 filed suit on October 20, 1997 in Superior Court-Mercer County. Plaintiff CCERA sought to have the county solid waste reprocurement process halted to clarify bid specifications. On November 6, 1997, the court denied the claim to halt the bidding process but did require that the bid specifications be clarified. In responding to the complaint, the Pollution Control Financing Authority of Camden County ("PCFFA") counterclaimed, seeking reformation of the contract between CCERA and PCFFA. PCFFA has also cross-claimed against the State for contribution and indemnification by the State to the extent PCFFA remains responsible for the debt which was issued to finance the resource recovery facility. Pleadings are being filed by the various parties. The State intends to vigorously defend this action.

                                   Appendix C

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

     Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

     Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. &
W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o    Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets, and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.

o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.

o In 1991 establishes a joint venture with Henderson plc, of London, known as Seligman Henderson Co., to offer global investment products.

o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Henderson Global Fund Series, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson Global Growth Opportunities Fund and Seligman Henderson Emerging Markets Growth Fund.

o Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

PART C.  OTHER INFORMATION
         -----------------

Item 23.   Exhibits
--------   --------

         All Exhibits have been previously filed and are incorporated herein by reference, except Exhibits marked with an asterisk (*) which will be filed by amendment.

(a) Form of Amended and Restated Articles of Incorporation. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(b) Amended and Restated By-laws of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(c) Copy of Specimen Stock Certificate for Class A shares. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1, filed on January 11, 1988.)

(c)(1) Copy of Specimen Stock Certificate for Class D Shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 11, filed January 31, 1994.)

(d) Management Agreement between the Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(e) Distributing Agreement between the Registrant and Seligman Financial Services Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(e)(1) Sales Agreement between Dealers and Seligman Financial Services, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(f) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(f)(1) Deferred Compensation Plan for Directors of Seligman Group of Funds. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(g) Custodian Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(h)      Not applicable.

(i)      Opinion  and  Consent  of  Counsel.   (Incorporated   by  reference  to
         Registrant's  Post-Effective  Amendment  No. 14,  filed on January  29,
         1997.)

(j)      Consent of Independent Auditors.*

(j)(1)   Opinion and Consent of New Jersey Counsel.*

(k)      Not applicable.

(l) Copy of Purchase Agreement for Initial Capital for Class D shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(m) Amended Administration, Shareholder Services and Distribution Plan and Form of Agreement of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(n) Financial Data Schedules meeting the requirements of Rule 483 under the Securities Act of 1933.*

(o) Copy of Multiclass Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

         -----------------

Other Exhibits:  Powers of Attorney.  (Incorporated by reference to Registrant's
                 Post-Effective Amendment No. 15 filed on January 27, 1998.)

Item 24.   Persons Controlled by or Under Common Control With Registrant - None.
--------   -------------------------------------------------------------

Item 25.   Indemnification
--------   ---------------

           Reference is made to the provisions of Articles Twelfth and Thirteenth of Registrant's Amended and Restated Articles of
           Incorporation filed as Exhibit 24(b)(1) and Article VII of Registrant's Amended and Restated By-Laws filed as Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 14 to the Registration Statement.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.   Business  and  Other  Connections  of  Investment  Adviser - J. & W.
--------   ----------------------------------------------------------
           Seligman & Co. Incorporated, a Delaware corporation ("Manager"), is the Registrant's investment manager. The Manager also serves as investment manager to seventeen associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation.

           The Manager has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D or Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15798) on March 25, 1998.

Item 27.   Principal Underwriters
--------   ----------------------

          (a) The names of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser, are:

                 Seligman Capital Fund, Inc.
                 Seligman Cash Management Fund, Inc.
                 Seligman Common Stock Fund, Inc.
                 Seligman Communications and Information Fund, Inc. Seligman Frontier Fund, Inc.
                 Seligman Growth Fund, Inc.
                 Seligman Henderson Global Fund Series, Inc.
                 Seligman High Income Fund Series
                 Seligman Income Fund, Inc.
                 Seligman Municipal Fund Series, Inc.
                 Seligman Municipal Series Trust
                 Seligman Pennsylvania Municipal Fund Series
                 Seligman Portfolios, Inc.
                 Seligman Value Fund Series, Inc.

         -----------------

         (b) Name of each director, officer or partner of each principal underwriter named in response to Item 21:

                                                       Seligman Advisors, Inc.
                                                       -----------------------
                                                       As of October 31, 1998
                                                       ----------------------

                 (1)                                         (2)                                             (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
         Business Address                              With Underwriter                            With Registrant
         ----------------                              ----------------                            ---------------
         WILLIAM C. MORRIS*                            Director
                                                                                                   Chairman of the Board and
                                                                                                   Chief Executive Officer
         BRIAN T. ZINO*                                Director                                    President and Director
         RONALD T. SCHROEDER*                          Director                                    Director
         FRED E. BROWN*                                Director                                    Director
         WILLIAM H. HAZEN*                             Director                                    None
         THOMAS G. MOLES*                              Director                                    None
         DAVID F. STEIN*                               Director                                    None
         STEPHEN J. HODGDON*                           President and Director                      None
         CHARLES W. KADLEC*                            Chief Investment Strategist                 None
         LAWRENCE P. VOGEL*                            Senior Vice President, Finance              Vice President
         ED LYNCH*                                     Senior Vice President, Director             None
                                                       of Marketing
         JAMES R. BESHER                               Senior Vice President,                      None
         14000 Margaux Lane                            Divisional Sales Director
         Town & Country, MO  63017
         GERALD I. CETRULO, III                        Senior Vice President of Sales              None
         140 West Parkway
         Pompton Plains, NJ  07444
         JONATHAN G. EVANS                             Senior Vice President of Sales              None
         222 Fairmont Way
         Ft. Lauderdale, FL  33326
         T. WAYNE KNOWLES                              Senior Vice President,                      None
         104 Morninghills Court                        Divisional Sales Director
         Cary, NC  27511
         JOSEPH LAM                                    Senior Vice President, Regional             None
         Seligman International Inc.                   Director, Asia
         Suite 1133, Central Building
         One Pedder Street
         Central Hong Kong
         BRADLEY W. LARSON                             Senior Vice President of Sales              None
         367 Bryan Drive
         Alamo, CA  94526
         RICHARD M. POTOCKI                            Senior Vice President, Regional Director,   None
         Seligman International UK Limited             Europe and the Middle East
         Berkeley Square House 2nd Floor
         Berkeley Square
         London, United Kingdom W1X 6EA
         BRUCE M. TUCKEY                               Senior Vice President of Sales              None
         41644 Chathman Drive
         Novi, MI  48375
         ANDREW S. VEASEY                              Senior Vice President of Sales              None
         14 Woodside
         Rumson, NJ  07760
         J. BRERETON YOUNG*                            Senior Vice President,                      None
                                                       National Accounts Manager
         PETER J. CAMPAGNA                             Vice President, Regional Retirement         None
         1130 Green Meadow Court                       Plans Manager
         Acworth, GA  30102


PART C.  OTHER INFORMATION (continued)
--------------------------------------

                                                       Seligman Advisors, Inc.
                                                       -----------------------
                                                       As of October 31, 1998
                                                       ----------------------

                 (1)                                         (2)                                             (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
         Business Address                              With Underwriter                            With Registrant
         ----------------                              ----------------                            ---------------
         MATTHEW A. DIGAN*                             Vice President, Director of Mutual          None
                                                       Fund Marketing
         MASON S. FLINN                                Vice President, Regional Retirement         None
         159 Varennes                                  Plans Manager
         San Francisco, CA  94133
         ROBERT T. HAUSLER*                            Vice President, Global Funds                None
                                                       Marketing
         MARSHA E. JACOBY*                             Vice President, Offshore                    None
                                                       Business Manager
         WILLIAM W. JOHNSON*                           Vice President, Order Desk                  None
         MICHELLE L. MCCANN*                           Vice President, Director of Retirement      None
                                                       Plans
         SCOTT H. NOVAK*                               Vice President, Director of Insurance       None
                                                       Products
         RONALD W. POND*                               Vice President, Portfolio Advisor           None
         TRACY A. SALOMON*                             Vice President, Retirement                  None
                                                       Marketing Manager
         MICHAEL R. SANDERS*                           Vice President, Product Manager             None
                                                       Managed Money Services
         HELEN SIMON*                                  Vice President, Sales                       None
                                                       Administration Manager
         GARY A. TERPENING*                            Vice President, Director of Business        None
                                                       Development
         CHARLES L. VON BREITENBACH, II*               Vice President, Director of                 None
                                                       Managed Money Services
         JOAN M. O'CONNELL                             Vice President, Regional Retirement         None
         3707 5th Avenue #136                          Plans Manager
         San Diego, CA  92103
         CHARLES E. WENZEL                             Vice President, Regional Retirement         None
         703 Greenwood Road                            Plans Manager
         Wilmington, DE  19807
         RICHARD B. CALLAGHAN                          Regional Vice President                     None
         7821 Dakota Lane
         Orland Park, IL  60462
         BRADFORD C. DAVIS                             Regional Vice President                     None
         255 4th Avenue, #2
         Kirkland, WA  98033
         CHRISTOPHER J. DERRY                          Regional Vice President                     None
         2380 Mt. Lebanon Church Road
         Alvaton, KY  42122
         KENNETH DOUGHERTY                             Regional Vice President                     None
         8640 Finlarig Drive
         Dublin, OH  43017
         EDWARD S. FINOCCHIARO                         Regional Vice President                     None
         120 Screenhouse Lane
         Duxbury, MA  02332
         MICHAEL C. FORGEA                             Regional Vice President                     None
         32 W. Anapamu Street # 186
         Santa Barbara, CA  93101
         DAVID L. GARDNER                              Regional Vice President                     None
         2504 Clublake Trail
         McKinney, TX  75070



PART C.  OTHER INFORMATION (continued)
--------------------------------------

                                                       Seligman Advisors, Inc.
                                                       -----------------------
                                                       As of October 31, 1998
                                                       ----------------------

                 (1)                                         (2)                                             (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
         Business Address                              With Underwriter                            With Registrant
         ----------------                              ----------------                            ---------------
         CARLA A. GOEHRING                             Regional Vice President                     None
         11426 Long Pine
         Houston, TX  77077
         MICHAEL K. LEWALLEN                           Regional Vice President                     None
         908 Tulip Poplar Lane
         Birmingham, AL  35244
         JUDITH L. LYON                                Regional Vice President                     None
         163 Haynes Bridge Road, Ste 205
         Alpharetta, CA  30201
         STEPHEN A. MIKEZ                              Regional Vice President                     None
         11786 E. Charter Oak
         Scottsdale, AZ  85259
         TIM O'CONNELL                                 Regional Vice President                     None
         14872 Summerbreeze Way
         San Diego, CA  92128
         THOMAS PARNELL                                Regional Vice President                     None
         5250 Greystone Drive  #107
         Inver Grove Heights, MN  55077
         DAVID K. PETZKE                               Regional Vice President                     None
         2714 Winding Trail Place
         Boulder, CO  80304
         NICHOLAS ROBERTS                              Regional Vice President                     None
         200 Broad Street, Apt. 2225
         Stamford, CT  06901
         DIANE H. SNOWDEN                              Regional Vice President                     None
         11 Thackery Lane
         Cherry Hill, NJ  08003
         STEVE WILSON                                  Regional Vice President                     None
         83 Kaydeross Park
         Saratoga Springs, NY  12866
         KELLI A. WIRTH-DUMSER                         Regional Vice President                     None
         8618 Hornwood Court
         Charlotte, NC  28215
         FRANK J. NASTA*                               Secretary                                   Secretary
         AURELIA LACSAMANA*                            Treasurer                                   None
         JEFFREY S. DEAN*                              Assistant Vice President, Marketing         None
         SANDRA FLORIS*                                Assistant Vice President, Order Desk        None
         KEITH LANDRY*                                 Assistant Vice President, Order Desk        None
         GAIL S. CUSHING*                              Assistant Vice President,                   None
                                                       National Accounts Manager
         ALBERT A. PISANO*                             Assistant Vice President and                None
                                                       Compliance Officer
         JACK TALVY*                                   Assistant Vice President, Internal          None
                                                       Marketing Services Manager
         JOYCE PERESS*                                 Assistant Secretary                         None


* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

     (c)   Not Applicable.

--------------------------------------

Item 28.    Location of Accounts and Records
--------    --------------------------------

            Custodian:  Investors Fiduciary Trust Company
                        801 Pennsylvania
                        Kansas City, Missouri  64105 AND
                        Seligman New Jersey Municipal Fund, Inc.
                        100 Park Avenue
                        New York, NY  10017

Item 29.    Management Services - Not Applicable.
--------    -------------------

Item 30.    Undertakings - The Registrant undertakes:  (1) if requested to do so
--------    ------------
            by the holders of at least ten percent of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940; and (2) to furnish to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES
                                   ----------

        Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 11th day of November, 1998.


                                      SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.


                                      By:  /s/ William C. Morris
                                           -------------------------------------
                                               William C. Morris, Chairman*


       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities indicated on November 11, 1998.


        Signature                              Title
        ---------                              -----


/s/ William C. Morris                 Chairman of the Board (Principal
---------------------------             executive officer) and Director
    William C. Morris*



/s/ Brian T. Zino                     President and Director
---------------------------
    Brian T. Zino


/s/ Thomas G. Rose                    Treasurer (Principal financial and
---------------------------             and accounting officer)
    Thomas G. Rose


John R. Galvin, Director        )
Alice S. Ilchman, Director      )
Frank A. McPherson, Director    )
John E. Merow, Director         )
Betsy S. Michel, Director       )     /s/ Brian T. Zino
James C. Pitney, Director       )     -------------------------------------
James Q. Riordan, Director      )     * Brian T. Zino, Attorney-In-Fact
Richard R. Schmaltz, Director   )
Robert L. Shafer, Director      )
James N. Whitson, Director      )